UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2022

This report on Form N-CSR relates solely to the Registrant’s Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund, Fidelity Large Cap Value Index Fund, and Fidelity Series Large Cap Growth Index Fund series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Annual Report

April 30, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2022	Past 1 year	Past 5 years	Life of fundA
Fidelity Flex® Mid Cap Index Fund	(6.09)%	10.72%	10.80%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Mid Cap Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$16,954	Fidelity Flex® Mid Cap Index Fund
$16,913	Russell Midcap® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 0.21% for the 12 months ending April 30, 2022. After posting a strong result in 2021, large-cap stocks retreated to begin the new year amid several notable headwinds that stoked volatility, uncertainty and investor anxiety. Chief among these was the U.S. Federal Reserve’s accelerated plan to hike interest rates and aggressively wind down its balance sheet in an attempt to rein in historically high inflation. In addition, geopolitical unrest rose as Russia invaded Ukraine in late February and escalated its attack through period end. Other factors influencing stocks included surging commodity prices, rising bond yields, supply constraint and disruption, and the potential for variants of the coronavirus to upend the economy. Against this backdrop, the S&P 500® index returned -5.17% in January and -2.99% in February, falling on mixed corporate earnings, particularly among some highflying tech firms. Volatility eased in March and the index gained 3.71% for the month. April saw a sharp reversal, with the index returning -8.72% amid clearer signals of the Fed’s intension to tighten monetary policy and angst about the economic toll of “zero-COVID” lockdowns in China. It was the largest monthly decline for the S&P 500® since March 2020. For the full 12 months, the growth-oriented communication services (-22%) and consumer discretionary (-11%) sectors lagged most. In contrast, energy (+61%) rode a surge in commodity prices and led the market by a wide margin, followed by the defensive consumer staples (+17%) sector.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending April 30, 2022, the fund returned -6.09%, roughly in line with the -6.10% result of the benchmark Russell MidCap® Index. By sector, stocks in the consumer discretionary sector returned -19% and detracted most. Information technology (-11%) and communication services (-36%) also hurt, the latter hampered by the media & entertainment industry (-37%). Other notable detractors included the industrials (-11%), health care (-14%), and financials (-5%) sectors. In contrast, energy advanced 65% and contributed most. Real estate stocks also helped, gaining 7%. The materials sector rose roughly 8%. Other notable contributors included the utilities (+9%) and consumer staples (+8%) sectors. Turning to individual stocks, the biggest individual detractor was Roku (-73%), from the media & entertainment category. In software & services, DocuSign (-64%) and Palantir Technologies (-61%) hurt. Pinterest, within the media & entertainment group, returned about -69% and hindered the fund. Another detractor was Peloton Interactive (-82%), a stock in the consumer durables & apparel industry. In contrast, the biggest individual contributor was Occidental Petroleum (+118%), from the energy sector. Also in energy, Devon Energy (+166%) and Marathon Petroleum (+63%) helped. Nucor, within the materials sector, advanced roughly 92% and lifted the fund. Another contributor was Palo Alto Networks (+59%), a stock in the software & services segment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Palo Alto Networks, Inc.	0.5
Marathon Petroleum Corp.	0.5
Pioneer Natural Resources Co.	0.5
Archer Daniels Midland Co.	0.5
Marvell Technology, Inc.	0.5
Occidental Petroleum Corp.	0.5
McKesson Corp.	0.5
Valero Energy Corp.	0.5
Synopsys, Inc.	0.4
Hilton Worldwide Holdings, Inc.	0.4
4.8

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	16.9
Industrials	14.5
Financials	12.4
Consumer Discretionary	11.4
Health Care	10.5
Real Estate	8.8
Materials	6.3
Energy	6.0
Utilities	5.5
Consumer Staples	4.1
Communication Services	3.5

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.6%

Schedule of Investments April 30, 2022

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc. (a)	26,086	$262,425
Entertainment - 1.1%
Live Nation Entertainment, Inc. (b)	3,449	361,731
Madison Square Garden Sports Corp. (b)	472	76,516
Playtika Holding Corp. (b)	2,692	47,325
Roku, Inc. Class A (b)	2,942	273,312
Skillz, Inc. (a)(b)	11,383	23,335
Spotify Technology SA (b)	2,935	298,343
Take-Two Interactive Software, Inc. (b)	2,889	345,264
Warner Bros Discovery, Inc. (b)	55,875	1,014,131
World Wrestling Entertainment, Inc. Class A	1,076	62,828
Zynga, Inc. (b)	25,903	214,218
		2,717,003
Interactive Media & Services - 0.8%
IAC (b)	2,087	172,971
Match Group, Inc. (b)	7,076	560,065
Pinterest, Inc. Class A (b)	11,032	226,377
TripAdvisor, Inc. (b)	2,688	69,001
Twitter, Inc. (b)	19,840	972,557
Vimeo, Inc. (b)	4,383	44,663
		2,045,634
Media - 1.5%
Altice U.S.A., Inc. Class A (b)	5,821	54,019
Cable One, Inc.	135	157,437
DISH Network Corp. Class A (b)	6,339	180,725
Fox Corp.:
Class A	7,775	278,656
Class B	3,751	124,683
Interpublic Group of Companies, Inc.	9,830	320,655
Liberty Broadband Corp.:
Class A (b)	592	63,735
Class C (b)	3,533	395,060
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	4,901	305,479
Liberty Media Class A (b)	669	38,414
Liberty SiriusXM Series A (b)	2,321	97,087
Liberty SiriusXM Series C (b)	4,009	167,897
Loyalty Ventures, Inc. (b)	638	8,160
News Corp.:
Class A	9,700	192,642
Class B	3,316	66,022
Nexstar Broadcasting Group, Inc. Class A	984	155,885
Omnicom Group, Inc. (a)	5,184	394,658
Paramount Global:
Class A	620	19,561
Class B (a)	14,393	419,124
Sirius XM Holdings, Inc. (a)	21,704	130,224
The New York Times Co. Class A	4,124	158,032
		3,728,155

TOTAL COMMUNICATION SERVICES		8,753,217

CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.5%
Aptiv PLC (b)	6,759	719,158
BorgWarner, Inc.	5,997	220,870
Gentex Corp.	5,941	174,368
Lear Corp.	1,503	192,294
QuantumScape Corp. Class A (a)(b)	6,413	95,810
		1,402,500
Automobiles - 0.1%
Harley-Davidson, Inc.	3,826	139,458
Thor Industries, Inc.	1,360	104,108
		243,566
Distributors - 0.5%
Genuine Parts Co.	3,486	453,354
LKQ Corp.	6,809	337,931
Pool Corp.	976	395,495
		1,186,780
Diversified Consumer Services - 0.4%
ADT, Inc.	3,953	27,078
Bright Horizons Family Solutions, Inc. (b)	1,503	171,703
Chegg, Inc. (b)	3,402	84,165
Frontdoor, Inc. (b)	2,111	65,251
Grand Canyon Education, Inc. (b)	994	95,394
H&R Block, Inc.	4,112	107,200
Mister Car Wash, Inc.	1,924	27,706
Service Corp. International	4,019	263,687
Terminix Global Holdings, Inc. (b)	3,033	139,184
		981,368
Hotels, Restaurants & Leisure - 3.5%
ARAMARK Holdings Corp.	5,794	210,033
Boyd Gaming Corp.	2,048	124,068
Caesars Entertainment, Inc. (b)	5,240	347,307
Carnival Corp. (a)(b)	22,165	383,455
Chipotle Mexican Grill, Inc. (b)	702	1,021,838
Choice Hotels International, Inc.	872	122,481
Churchill Downs, Inc.	921	186,908
Darden Restaurants, Inc.	3,181	419,033
Domino's Pizza, Inc.	908	306,904
DraftKings, Inc. Class A (b)	7,694	105,254
Expedia, Inc. (b)	3,632	634,692
Hilton Worldwide Holdings, Inc.	6,861	1,065,445
Hyatt Hotels Corp. Class A (b)	1,236	117,371
Marriott Vacations Worldwide Corp.	1,042	155,602
MGM Resorts International	9,455	388,033
Norwegian Cruise Line Holdings Ltd. (b)	9,695	194,191
Penn National Gaming, Inc. (b)	2,917	106,675
Planet Fitness, Inc. (b)	2,081	166,542
Royal Caribbean Cruises Ltd. (a)(b)	5,510	428,292
Six Flags Entertainment Corp. (b)	1,926	73,708
Travel+Leisure Co.	2,117	117,451
Vail Resorts, Inc.	998	253,652
Wendy's Co.	4,448	87,892
Wyndham Hotels & Resorts, Inc.	2,293	201,692
Wynn Resorts Ltd. (b)	2,643	186,279
Yum China Holdings, Inc. (a)	10,766	450,019
Yum! Brands, Inc.	7,245	847,737
		8,702,554
Household Durables - 1.3%
D.R. Horton, Inc.	8,231	572,795
Garmin Ltd.	3,788	415,695
Leggett & Platt, Inc.	3,345	119,182
Lennar Corp.:
Class A	6,468	494,737
Class B	365	23,798
Mohawk Industries, Inc. (b)	1,374	193,816
Newell Brands, Inc.	9,506	220,064
NVR, Inc. (b)	78	341,344
PulteGroup, Inc.	6,223	259,872
Tempur Sealy International, Inc.	4,450	120,640
Toll Brothers, Inc.	2,731	126,636
TopBuild Corp. (b)	829	150,165
Whirlpool Corp. (a)	1,435	260,481
		3,299,225
Internet & Direct Marketing Retail - 0.3%
Doordash, Inc. (b)	3,360	273,605
Etsy, Inc. (b)	3,295	307,061
Qurate Retail, Inc. Series A	10,910	45,931
Wayfair LLC Class A (a)(b)	1,903	146,417
		773,014
Leisure Products - 0.4%
Brunswick Corp.	2,030	153,488
Hasbro, Inc.	3,196	281,440
Mattel, Inc. (b)	8,740	212,469
Peloton Interactive, Inc. Class A (b)	4,730	83,059
Polaris, Inc.	1,482	140,701
YETI Holdings, Inc. (b)	2,376	116,115
		987,272
Multiline Retail - 0.5%
Dollar Tree, Inc. (b)	5,575	905,659
Kohl's Corp.	3,468	200,728
Nordstrom, Inc.	2,842	73,039
Ollie's Bargain Outlet Holdings, Inc. (b)	1,650	79,283
		1,258,709
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	1,559	311,223
AutoNation, Inc. (b)	1,033	119,735
AutoZone, Inc. (b)	516	1,009,023
Bath & Body Works, Inc.	5,940	314,167
Best Buy Co., Inc. (a)	6,024	541,738
Burlington Stores, Inc. (b)	1,673	340,556
CarMax, Inc. (a)(b)	4,080	349,982
Carvana Co. Class A (b)	2,181	126,411
Dick's Sporting Goods, Inc.	1,507	145,305
Five Below, Inc. (b)	1,380	216,798
Floor & Decor Holdings, Inc. Class A (b)	2,571	204,960
Foot Locker, Inc.	2,384	69,875
GameStop Corp. Class A (a)(b)	1,621	202,738
Gap, Inc.	5,486	68,136
Leslie's, Inc. (b)	3,952	77,459
Lithia Motors, Inc. Class A (sub. vtg.)	736	208,384
O'Reilly Automotive, Inc. (b)	1,668	1,011,725
Penske Automotive Group, Inc.	776	81,340
Petco Health & Wellness Co., Inc. (a)(b)	1,389	26,752
RH (b)	438	147,221
Tractor Supply Co.	2,844	572,924
Ulta Beauty, Inc. (b)	1,317	522,586
Victoria's Secret & Co. (b)	1,867	87,973
Vroom, Inc. (b)	6,814	10,630
Williams-Sonoma, Inc. (a)	1,833	239,170
		7,006,811
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (b)	3,676	175,345
Carter's, Inc.	1,036	87,273
Columbia Sportswear Co.	981	80,599
Deckers Outdoor Corp. (b)	696	184,962
Hanesbrands, Inc.	8,793	116,595
lululemon athletica, Inc. (b)	2,862	1,014,951
PVH Corp.	1,843	134,134
Ralph Lauren Corp.	1,180	123,121
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	3,342	127,999
Tapestry, Inc.	6,840	225,173
Under Armour, Inc.:
Class A (sub. vtg.) (b)	4,822	74,066
Class C (non-vtg.) (b)	5,348	75,888
VF Corp.	6,924	360,048
		2,780,154

TOTAL CONSUMER DISCRETIONARY		28,621,953

CONSUMER STAPLES - 4.1%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (b)	258	96,750
Brown-Forman Corp.:
Class A	1,137	70,972
Class B (non-vtg.)	4,593	309,752
Molson Coors Beverage Co. Class B	4,469	241,952
		719,426
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc.	4,066	127,184
Casey's General Stores, Inc.	922	185,599
Grocery Outlet Holding Corp. (b)	2,180	73,401
Kroger Co.	18,308	987,900
U.S. Foods Holding Corp. (b)	5,529	208,001
		1,582,085
Food Products - 2.7%
Archer Daniels Midland Co.	13,942	1,248,646
Beyond Meat, Inc. (a)(b)	1,637	60,373
Bunge Ltd.	3,440	389,133
Campbell Soup Co.	4,894	231,095
Conagra Brands, Inc.	11,724	409,519
Darling Ingredients, Inc. (b)	4,050	297,230
Flowers Foods, Inc.	4,712	124,962
Freshpet, Inc. (b)	1,073	100,165
Hormel Foods Corp.	7,082	371,026
Ingredion, Inc.	1,679	142,900
Kellogg Co.	6,300	431,550
Lamb Weston Holdings, Inc.	3,654	241,529
McCormick & Co., Inc. (non-vtg.)	6,248	628,361
Pilgrim's Pride Corp. (b)	1,181	33,481
Post Holdings, Inc. (b)	1,433	106,601
Seaboard Corp.	6	25,350
The Hain Celestial Group, Inc. (b)	2,207	74,023
The Hershey Co.	3,664	827,221
The J.M. Smucker Co.	2,631	360,263
Tyson Foods, Inc. Class A	7,193	670,100
		6,773,528
Household Products - 0.4%
Church & Dwight Co., Inc.	6,065	591,701
Reynolds Consumer Products, Inc.	1,349	39,917
Spectrum Brands Holdings, Inc.	1,000	85,070
The Clorox Co.	3,093	443,753
		1,160,441
Personal Products - 0.1%
Coty, Inc. Class A (b)	8,819	71,522
Herbalife Nutrition Ltd. (b)	2,550	67,779
Olaplex Holdings, Inc.	2,287	33,619
		172,920

TOTAL CONSUMER STAPLES		10,408,400

ENERGY - 6.0%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	18,460	572,629
Halliburton Co.	22,191	790,443
NOV, Inc.	9,797	177,620
		1,540,692
Oil, Gas & Consumable Fuels - 5.4%
Antero Midstream GP LP	8,317	85,416
APA Corp.	9,075	371,440
Cheniere Energy, Inc.	5,867	796,797
Continental Resources, Inc.	1,630	90,579
Coterra Energy, Inc.	19,933	573,871
Devon Energy Corp.	16,874	981,561
Diamondback Energy, Inc.	4,522	570,812
DT Midstream, Inc.	2,421	130,129
EQT Corp.	7,623	303,014
Hess Corp.	6,945	715,821
HF Sinclair Corp. (b)	3,740	142,195
Marathon Oil Corp.	19,395	483,323
Marathon Petroleum Corp.	15,397	1,343,542
New Fortress Energy, Inc.	704	27,301
Occidental Petroleum Corp.	21,158	1,165,594
ONEOK, Inc.	11,110	703,596
Phillips 66 Co.	11,741	1,018,649
Pioneer Natural Resources Co.	5,403	1,256,035
Targa Resources Corp.	5,642	414,179
Texas Pacific Land Corp.	149	203,623
The Williams Companies, Inc.	30,438	1,043,719
Valero Energy Corp.	10,223	1,139,660
		13,560,856

TOTAL ENERGY		15,101,548

FINANCIALS - 12.4%
Banks - 3.3%
Bank of Hawaii Corp.	993	73,820
Bank OZK	2,972	114,184
BOK Financial Corp.	754	62,529
Citizens Financial Group, Inc.	12,395	488,363
Comerica, Inc.	3,276	268,304
Commerce Bancshares, Inc.	2,758	188,564
Cullen/Frost Bankers, Inc.	1,429	189,042
East West Bancorp, Inc.	3,528	251,546
Fifth Third Bancorp	17,070	640,637
First Citizens Bancshares, Inc.	306	195,650
First Hawaiian, Inc.	3,190	75,316
First Horizon National Corp.	13,243	296,378
First Republic Bank	4,460	665,521
FNB Corp., Pennsylvania	8,564	98,657
Huntington Bancshares, Inc.	35,958	472,848
KeyCorp	23,242	448,803
M&T Bank Corp.	4,469	744,714
PacWest Bancorp	2,897	95,282
Pinnacle Financial Partners, Inc.	1,862	144,398
Popular, Inc.	1,977	154,186
Prosperity Bancshares, Inc.	2,238	146,320
Regions Financial Corp.	24,073	498,793
Signature Bank	1,544	374,034
SVB Financial Group (b)	1,425	694,887
Synovus Financial Corp.	3,643	151,330
Umpqua Holdings Corp.	5,386	89,084
Webster Financial Corp.	4,457	222,805
Western Alliance Bancorp.	2,628	200,017
Wintrust Financial Corp.	1,418	123,820
Zions Bancorp NA	3,742	211,460
		8,381,292
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	1,013	127,202
Ameriprise Financial, Inc.	2,798	742,841
Ares Management Corp.	3,552	235,213
Carlyle Group LP	4,111	149,188
Cboe Global Markets, Inc.	2,661	300,640
Evercore, Inc. Class A	980	103,635
FactSet Research Systems, Inc.	948	382,509
Franklin Resources, Inc.	7,252	178,327
Interactive Brokers Group, Inc.	2,015	120,013
Invesco Ltd.	8,622	158,472
Janus Henderson Group PLC	4,226	128,808
Jefferies Financial Group, Inc.	5,372	165,243
KKR & Co. LP	13,957	711,388
Lazard Ltd. Class A	2,509	82,220
LPL Financial	1,993	374,425
MarketAxess Holdings, Inc.	936	246,739
Morningstar, Inc.	584	147,886
MSCI, Inc.	1,980	834,075
NASDAQ, Inc.	2,910	457,947
Northern Trust Corp.	5,141	529,780
Raymond James Financial, Inc.	4,620	450,265
SEI Investments Co.	2,666	148,550
State Street Corp.	9,141	612,173
Stifel Financial Corp.	2,551	157,779
T. Rowe Price Group, Inc.	5,748	707,234
Tradeweb Markets, Inc. Class A	2,622	186,660
Virtu Financial, Inc. Class A	2,200	63,536
		8,502,748
Consumer Finance - 0.8%
Ally Financial, Inc.	8,642	345,334
Credit Acceptance Corp. (b)	197	100,963
Discover Financial Services	7,209	810,724
OneMain Holdings, Inc.	2,740	125,848
SLM Corp.	6,973	116,658
Synchrony Financial	13,155	484,236
Upstart Holdings, Inc. (a)(b)	1,203	90,249
		2,074,012
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	9,235	459,534
Equitable Holdings, Inc.	8,840	254,857
Voya Financial, Inc.	2,763	174,456
		888,847
Insurance - 4.1%
AFLAC, Inc.	16,134	924,156
Alleghany Corp. (b)	332	277,718
American Financial Group, Inc.	1,699	235,278
Arch Capital Group Ltd. (b)	9,309	425,142
Arthur J. Gallagher & Co.	5,125	863,511
Assurant, Inc.	1,424	258,997
Assured Guaranty Ltd.	1,678	92,542
Axis Capital Holdings Ltd.	1,936	110,991
Brighthouse Financial, Inc. (b)	1,936	99,433
Brown & Brown, Inc.	5,862	363,327
Cincinnati Financial Corp.	3,752	460,220
CNA Financial Corp.	693	32,876
Erie Indemnity Co. Class A	627	100,496
Everest Re Group Ltd.	972	267,018
Fidelity National Financial, Inc.	6,837	272,249
First American Financial Corp.	2,663	155,280
Globe Life, Inc.	2,504	245,592
GoHealth, Inc. (b)	5,269	3,937
Hanover Insurance Group, Inc.	894	131,257
Hartford Financial Services Group, Inc.	8,378	585,874
Kemper Corp.	1,511	69,748
Lemonade, Inc. (a)(b)	1,356	28,286
Lincoln National Corp.	4,592	276,209
Loews Corp.	5,230	328,653
Markel Corp. (b)	338	457,409
Mercury General Corp.	672	33,889
Old Republic International Corp.	7,008	154,246
Primerica, Inc.	981	127,098
Principal Financial Group, Inc. (a)	6,460	440,184
Prudential Financial, Inc.	9,471	1,027,698
Reinsurance Group of America, Inc.	1,675	179,761
RenaissanceRe Holdings Ltd.	1,089	156,293
Unum Group	5,111	155,988
W.R. Berkley Corp.	5,181	344,485
White Mountains Insurance Group Ltd.	73	76,505
Willis Towers Watson PLC	3,108	667,785
		10,430,131
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	13,122	144,080
Annaly Capital Management, Inc.	35,373	227,095
New Residential Investment Corp.	10,884	113,194
Starwood Property Trust, Inc.	7,266	166,246
		650,615
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	7,989	104,336
New York Community Bancorp, Inc.	11,315	104,551
Rocket Companies, Inc. (a)	3,577	31,656
TFS Financial Corp.	1,268	19,007
UWM Holdings Corp. Class A	2,953	10,956
		270,506

TOTAL FINANCIALS		31,198,151

HEALTH CARE - 10.5%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (b)	3,000	400,290
BioMarin Pharmaceutical, Inc. (b)	4,565	371,363
CureVac NV (a)(b)	1,483	25,344
Exact Sciences Corp. (a)(b)	4,321	237,871
Exelixis, Inc. (b)	7,744	173,001
Horizon Therapeutics PLC (b)	5,463	538,433
Incyte Corp. (b)	4,622	346,465
Ionis Pharmaceuticals, Inc. (b)	3,501	128,697
Iovance Biotherapeutics, Inc. (b)	3,908	59,206
Mirati Therapeutics, Inc. (b)	1,045	64,571
Natera, Inc. (b)	2,091	73,436
Neurocrine Biosciences, Inc. (b)	2,346	211,210
Novavax, Inc. (a)(b)	1,885	84,957
Repligen Corp. (b)	1,408	221,394
Sage Therapeutics, Inc. (b)	1,400	44,128
Sarepta Therapeutics, Inc. (b)	2,082	150,570
Seagen, Inc. (b)	3,376	442,290
Ultragenyx Pharmaceutical, Inc. (b)	1,650	116,639
United Therapeutics Corp. (b)	1,107	196,559
		3,886,424
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (b)	1,112	318,677
Dentsply Sirona, Inc.	5,451	217,985
DexCom, Inc. (b)	2,414	986,312
Enovis Corp. (b)	1,165	75,574
Envista Holdings Corp. (b)	4,029	159,629
Figs, Inc. Class A (b)	2,051	32,119
Globus Medical, Inc. (b)	1,957	129,593
Hologic, Inc. (b)	6,196	446,050
ICU Medical, Inc. (b)	500	106,995
IDEXX Laboratories, Inc. (b)	2,120	912,618
Insulet Corp. (b)	1,667	398,396
Integra LifeSciences Holdings Corp. (b)	1,803	110,271
Masimo Corp. (b)	1,248	140,987
Novocure Ltd. (b)	2,644	202,478
Penumbra, Inc. (b)	894	154,269
Quidel Corp. (b)	937	94,281
ResMed, Inc.	3,604	720,692
STERIS PLC	2,135	478,347
Tandem Diabetes Care, Inc. (b)	1,547	149,255
Teleflex, Inc.	1,169	333,890
The Cooper Companies, Inc.	1,212	437,580
Zimmer Biomet Holdings, Inc.	5,226	631,040
Zimvie, Inc. (b)	507	11,408
		7,248,446
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (b)	2,209	149,947
agilon health, Inc. (b)	4,339	77,104
Amedisys, Inc. (b)	831	106,077
AmerisourceBergen Corp.	3,721	562,950
Cardinal Health, Inc.	6,939	402,809
Chemed Corp.	376	184,763
DaVita HealthCare Partners, Inc. (b)	1,589	172,200
Encompass Health Corp.	2,443	168,152
Guardant Health, Inc. (b)	2,318	143,021
Henry Schein, Inc. (b)	3,471	281,498
Laboratory Corp. of America Holdings	2,333	560,573
McKesson Corp.	3,757	1,163,205
Molina Healthcare, Inc. (b)	1,445	452,935
Oak Street Health, Inc. (b)	2,660	48,119
Premier, Inc.	2,958	107,109
Quest Diagnostics, Inc.	3,050	408,212
Signify Health, Inc. (b)	1,906	26,303
Universal Health Services, Inc. Class B	1,780	218,103
		5,233,080
Health Care Technology - 0.6%
Cerner Corp.	7,321	685,538
Certara, Inc. (b)	3,184	58,426
Change Healthcare, Inc. (b)	6,343	149,441
Definitive Healthcare Corp.	757	17,903
Teladoc Health, Inc. (b)	841	28,392
Veeva Systems, Inc. Class A (b)	3,587	652,655
		1,592,355
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (b)	1,201	57,360
Adaptive Biotechnologies Corp. (b)	3,933	32,447
Agilent Technologies, Inc.	7,550	900,489
Avantor, Inc. (b)	15,134	482,472
Azenta, Inc.	1,883	141,150
Bio-Rad Laboratories, Inc. Class A (b)	540	276,512
Bio-Techne Corp.	989	375,513
Bruker Corp.	2,597	149,302
Charles River Laboratories International, Inc. (b)	1,273	307,442
IQVIA Holdings, Inc. (b)	4,775	1,040,902
Maravai LifeSciences Holdings, Inc. (b)	2,855	87,734
Mettler-Toledo International, Inc. (b)	568	725,637
PerkinElmer, Inc.	3,157	462,848
QIAGEN NV (a)(b)	5,691	258,201
Sotera Health Co. (b)	2,504	51,032
Syneos Health, Inc. (b)	2,572	187,987
Waters Corp. (b)	1,513	458,469
West Pharmaceutical Services, Inc.	1,840	579,710
		6,575,207
Pharmaceuticals - 0.7%
Catalent, Inc. (b)	4,255	385,333
Elanco Animal Health, Inc. (b)	11,258	284,940
Jazz Pharmaceuticals PLC (b)	1,502	240,650
Nektar Therapeutics (b)	5,638	23,285
Organon & Co.	6,359	205,586
Perrigo Co. PLC	3,349	114,871
Royalty Pharma PLC	8,150	347,027
Viatris, Inc.	25,534	263,766
		1,865,458

TOTAL HEALTH CARE		26,400,970

INDUSTRIALS - 14.5%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (b)	1,628	182,662
BWX Technologies, Inc.	2,308	119,831
Curtiss-Wright Corp.	976	139,480
HEICO Corp.	1,129	159,449
HEICO Corp. Class A	1,963	228,964
Hexcel Corp.	2,089	113,558
Howmet Aerospace, Inc.	9,514	324,618
Huntington Ingalls Industries, Inc.	986	209,762
Mercury Systems, Inc. (b)	1,396	77,883
Spirit AeroSystems Holdings, Inc. Class A	2,615	109,935
Textron, Inc.	5,510	381,568
TransDigm Group, Inc. (b)	1,313	780,986
Virgin Galactic Holdings, Inc. (a)(b)	5,003	37,472
Woodward, Inc.	1,544	170,581
		3,036,749
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (a)	3,233	343,183
Expeditors International of Washington, Inc.	4,210	417,085
GXO Logistics, Inc. (b)	2,430	143,832
		904,100
Airlines - 1.0%
Alaska Air Group, Inc. (b)	3,090	168,065
American Airlines Group, Inc. (a)(b)	16,295	305,857
Copa Holdings SA Class A (b)	786	59,241
Delta Air Lines, Inc. (b)	16,006	688,738
JetBlue Airways Corp.(b)	7,919	87,188
Southwest Airlines Co. (b)	14,798	691,363
United Airlines Holdings, Inc. (b)	8,194	413,797
		2,414,249
Building Products - 1.7%
A.O. Smith Corp.	3,234	188,963
Advanced Drain Systems, Inc.	1,540	157,788
Allegion PLC	2,246	256,583
Armstrong World Industries, Inc.	1,197	101,338
Builders FirstSource, Inc. (b)	4,748	292,334
Carlisle Companies, Inc.	1,284	333,018
Carrier Global Corp.	21,429	820,088
Fortune Brands Home & Security, Inc.	3,390	241,538
Hayward Holdings, Inc. (b)	1,236	19,652
Lennox International, Inc.	828	176,521
Masco Corp.	5,984	315,297
Owens Corning	2,508	228,052
The AZEK Co., Inc. (b)	3,064	65,079
Trane Technologies PLC	5,835	816,258
Trex Co., Inc. (b)	2,945	171,370
		4,183,879
Commercial Services & Supplies - 1.2%
Cintas Corp.	2,187	868,808
Clean Harbors, Inc. (b)	1,268	133,051
Copart, Inc. (b)	5,234	594,844
Driven Brands Holdings, Inc. (b)	1,337	37,289
IAA, Inc. (b)	3,409	124,940
MSA Safety, Inc.	918	110,793
Republic Services, Inc.	5,257	705,857
Rollins, Inc.	5,668	190,105
Stericycle, Inc. (b)	2,287	114,785
		2,880,472
Construction & Engineering - 0.4%
AECOM	3,353	236,588
MasTec, Inc. (b)	1,449	104,342
MDU Resources Group, Inc.	5,039	129,805
Quanta Services, Inc.	3,538	410,337
Valmont Industries, Inc.	522	129,879
		1,010,951
Electrical Equipment - 1.3%
Acuity Brands, Inc.	865	149,195
AMETEK, Inc.	5,773	728,899
ChargePoint Holdings, Inc. Class A (a)(b)	6,097	78,895
Fluence Energy, Inc.	1,217	11,160
Generac Holdings, Inc. (b)	1,544	338,723
Hubbell, Inc. Class B	1,353	264,322
nVent Electric PLC	4,169	140,829
Plug Power, Inc. (a)(b)	13,021	273,701
Regal Rexnord Corp.	1,694	215,545
Rockwell Automation, Inc.	2,907	734,512
Sensata Technologies, Inc. PLC	3,899	177,054
Shoals Technologies Group, Inc. (b)	2,951	29,451
Sunrun, Inc. (b)	5,065	101,199
Vertiv Holdings Co.	8,286	103,824
		3,347,309
Machinery - 3.5%
AGCO Corp.	1,559	198,617
Allison Transmission Holdings, Inc.	2,588	96,895
Crane Co.	1,233	118,652
Cummins, Inc.	3,594	679,949
Donaldson Co., Inc.	3,085	151,288
Dover Corp.	3,594	479,080
ESAB Corp. (b)	1,151	54,097
Flowserve Corp.	3,244	106,111
Fortive Corp.	8,184	470,580
Gates Industrial Corp. PLC (b)	2,391	30,485
Graco, Inc.	4,198	260,360
IDEX Corp.	1,900	360,658
Ingersoll Rand, Inc.	9,853	433,138
ITT, Inc.	2,160	151,675
Lincoln Electric Holdings, Inc.	1,440	194,011
Middleby Corp. (b)	1,377	211,907
Nordson Corp.	1,451	312,966
Oshkosh Corp.	1,657	153,173
Otis Worldwide Corp.	10,658	776,329
PACCAR, Inc.	8,537	708,998
Parker Hannifin Corp.	3,222	872,582
Pentair PLC	4,140	210,105
Snap-On, Inc.	1,318	280,062
Stanley Black & Decker, Inc.	4,086	490,933
Timken Co.	1,614	93,031
Toro Co.	2,619	209,860
Westinghouse Air Brake Tech Co.	4,489	403,606
Xylem, Inc. (a)	4,478	360,479
		8,869,627
Marine - 0.0%
Kirby Corp. (b)	1,495	97,474
Professional Services - 1.9%
Booz Allen Hamilton Holding Corp. Class A	3,281	267,828
CACI International, Inc. Class A (b)	582	154,405
Clarivate Analytics PLC (b)	11,970	187,690
CoStar Group, Inc. (b)	9,822	624,876
Dun & Bradstreet Holdings, Inc. (b)	4,017	63,428
Equifax, Inc.	3,033	617,276
FTI Consulting, Inc. (b)	838	132,161
Jacobs Engineering Group, Inc.	3,235	448,209
LegalZoom.com, Inc.	2,588	37,138
Leidos Holdings, Inc.	3,531	365,494
Manpower, Inc.	1,356	122,311
Nielsen Holdings PLC	9,053	242,711
Robert Half International, Inc.	2,709	266,322
Science Applications International Corp.	1,423	118,436
TransUnion Holding Co., Inc.	4,787	418,958
Verisk Analytics, Inc.	3,975	811,099
		4,878,342
Road & Rail - 0.8%
AMERCO	224	119,948
J.B. Hunt Transport Services, Inc.	2,105	359,639
Knight-Swift Transportation Holdings, Inc. Class A	4,014	192,230
Landstar System, Inc.	957	148,239
Lyft, Inc. (b)	7,489	244,141
Old Dominion Freight Lines, Inc.	2,560	717,107
Ryder System, Inc.	1,304	91,150
Schneider National, Inc. Class B	1,278	30,199
TuSimple Holdings, Inc. (b)	3,589	37,218
XPO Logistics, Inc. (b)	2,420	130,172
		2,070,043
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	2,675	107,749
Core & Main, Inc.	1,423	33,810
Fastenal Co.	14,374	795,026
MSC Industrial Direct Co., Inc. Class A	1,123	93,052
SiteOne Landscape Supply, Inc. (b)	929	131,017
United Rentals, Inc. (b)	1,811	573,218
Univar Solutions, Inc. (b)	4,185	121,867
W.W. Grainger, Inc.	1,151	575,535
Watsco, Inc.	817	217,959
		2,649,233

TOTAL INDUSTRIALS		36,342,428

INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 1.0%
Arista Networks, Inc. (b)	6,031	697,003
Ciena Corp. (b)	3,868	213,398
CommScope Holding Co., Inc. (b)	5,634	33,973
F5, Inc. (b)	1,510	252,789
Juniper Networks, Inc. (a)	7,979	251,498
Lumentum Holdings, Inc. (b)	1,815	147,396
Motorola Solutions, Inc.	4,159	888,737
Ubiquiti, Inc.	161	45,442
ViaSat, Inc. (b)	1,761	64,822
		2,595,058
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	14,616	1,045,044
Arrow Electronics, Inc. (b)	1,685	198,594
Avnet, Inc.	2,486	108,539
CDW Corp.	3,391	553,343
Cognex Corp.	4,276	289,186
Coherent, Inc. (b)	612	163,955
Corning, Inc.	19,053	670,475
IPG Photonics Corp. (b)	954	90,134
Jabil, Inc.	3,497	201,882
Keysight Technologies, Inc. (b)	4,559	639,491
Littelfuse, Inc.	600	137,550
National Instruments Corp.	3,314	119,768
TD SYNNEX Corp.	1,044	104,494
Teledyne Technologies, Inc. (b)	1,151	496,714
Trimble, Inc. (b)	6,277	418,676
Vontier Corp.	4,225	108,245
Zebra Technologies Corp. Class A (b)	1,335	493,496
		5,839,586
IT Services - 3.2%
Akamai Technologies, Inc. (a)(b)	4,025	451,927
Amdocs Ltd.	3,072	244,808
Bread Financial Holdings, Inc.	1,327	72,720
Broadridge Financial Solutions, Inc.	2,897	417,545
Cloudflare, Inc. (b)	6,606	569,041
Concentrix Corp.	1,053	165,826
DXC Technology Co. (b)	6,144	176,333
EPAM Systems, Inc. (b)	1,373	363,831
Euronet Worldwide, Inc. (b)	1,278	155,469
Fastly, Inc. Class A (b)	3,170	50,403
FleetCor Technologies, Inc. (b)	1,989	496,295
Gartner, Inc. (b)	2,003	581,972
Genpact Ltd.	4,578	184,356
Globant SA (b)	1,028	222,038
GoDaddy, Inc. (b)	4,212	340,372
Jack Henry & Associates, Inc.	1,812	343,519
MongoDB, Inc. Class A (b)	1,597	566,823
Okta, Inc. (b)	3,238	386,326
Paychex, Inc.	8,064	1,021,951
Paysafe Ltd. (b)	11,205	31,150
Sabre Corp. (b)	8,320	87,110
Shift4 Payments, Inc. (b)	1,176	61,693
SolarWinds, Inc.	875	10,824
StoneCo Ltd. Class A (b)	5,547	52,253
Switch, Inc. Class A	2,877	85,907
The Western Union Co.	10,082	168,974
Thoughtworks Holding, Inc.	1,107	20,491
VeriSign, Inc. (b)	2,435	435,110
WEX, Inc. (b)	1,129	187,685
Wix.com Ltd. (b)	450	33,957
		7,986,709
Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems LLC (b)	1,022	24,845
Cirrus Logic, Inc. (b)	1,431	108,470
Enphase Energy, Inc. (b)	3,261	526,325
Entegris, Inc.	3,374	375,830
First Solar, Inc. (b)	2,647	193,310
GlobalFoundries, Inc. (a)	1,315	68,761
Marvell Technology, Inc.	21,113	1,226,243
Microchip Technology, Inc.	13,638	889,198
MKS Instruments, Inc.	1,419	161,738
Monolithic Power Systems, Inc.	1,135	445,192
onsemi (b)	10,602	552,470
Qorvo, Inc. (b)	2,739	311,643
Skyworks Solutions, Inc.	4,128	467,702
Teradyne, Inc.	4,089	431,226
Universal Display Corp.	1,085	138,587
Wolfspeed, Inc. (b)	2,900	265,959
		6,187,499
Software - 6.9%
Alteryx, Inc. Class A (b)	1,511	97,006
Anaplan, Inc. (b)	3,643	236,759
ANSYS, Inc. (b)	2,191	604,037
Aspen Technology, Inc. (b)	1,673	265,237
Avalara, Inc. (b)	2,276	173,135
Bentley Systems, Inc. Class B	3,491	147,983
Bill.Com Holdings, Inc. (a)(b)	2,362	403,217
Black Knight, Inc. (b)	3,819	251,252
C3.Ai, Inc. (b)	2,111	35,866
Cadence Design Systems, Inc. (b)	6,880	1,037,848
CDK Global, Inc.	2,925	159,149
Ceridian HCM Holding, Inc. (b)	3,472	194,883
Citrix Systems, Inc.	3,102	310,510
Coupa Software, Inc. (b)	1,373	118,490
Crowdstrike Holdings, Inc. (b)	5,022	998,173
Datadog, Inc. Class A (b)	6,391	771,905
Datto Holding Corp. (b)	597	20,716
DocuSign, Inc. (b)	4,827	390,987
Dolby Laboratories, Inc. Class A	1,604	124,262
DoubleVerify Holdings, Inc. (b)	1,550	33,713
Dropbox, Inc. Class A (b)	7,540	163,995
Duck Creek Technologies, Inc. (b)	2,069	32,959
Dynatrace, Inc. (b)	5,220	200,239
Elastic NV (b)	1,994	151,823
Everbridge, Inc. (b)	1,191	51,332
Fair Isaac Corp. (b)	641	239,420
Five9, Inc. (b)	1,755	193,226
Fortinet, Inc. (b)	3,354	969,340
Guidewire Software, Inc. (b)	2,102	182,748
HubSpot, Inc. (b)	1,151	436,724
Informatica, Inc.	902	17,553
Jamf Holding Corp. (a)(b)	1,337	41,180
Mandiant, Inc. (b)	5,875	129,133
Manhattan Associates, Inc. (b)	1,587	207,183
N-able, Inc. (b)	1,103	11,030
nCino, Inc. (b)	1,530	57,360
NCR Corp. (b)	3,236	113,357
New Relic, Inc. (b)	1,348	85,288
NortonLifeLock, Inc.	13,760	344,550
Nutanix, Inc. Class A (b)	5,414	135,512
Palantir Technologies, Inc. (b)	36,598	380,619
Palo Alto Networks, Inc. (b)	2,421	1,358,855
Paycom Software, Inc. (b)	1,240	349,023
Paycor HCM, Inc. (a)	1,167	28,743
Paylocity Holding Corp. (b)	993	188,303
Pegasystems, Inc.	1,093	83,713
Procore Technologies, Inc. (b)	1,611	89,362
PTC, Inc. (b)	2,644	301,971
RingCentral, Inc. (b)	2,044	173,433
Smartsheet, Inc. (b)	3,170	153,206
Splunk, Inc. (b)	3,991	486,982
SS&C Technologies Holdings, Inc.	5,612	362,872
Synopsys, Inc. (b)	3,798	1,089,228
Teradata Corp. (b)	2,695	111,438
The Trade Desk, Inc. (b)	10,959	645,704
Tyler Technologies, Inc. (b)	1,009	398,262
Unity Software, Inc. (a)(b)	3,857	256,143
Zendesk, Inc. (b)	3,043	371,368
Zscaler, Inc. (b)	2,003	406,088
		17,374,393
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	32,564	501,811
HP, Inc.	27,126	993,625
NetApp, Inc.	5,572	408,149
Pure Storage, Inc. Class A (b)	6,839	200,383
Western Digital Corp. (b)	7,808	414,371
Xerox Holdings Corp.	3,225	56,115
		2,574,454

TOTAL INFORMATION TECHNOLOGY		42,557,699

MATERIALS - 6.3%
Chemicals - 3.0%
Albemarle Corp. U.S.	2,909	560,942
Ashland Global Holdings, Inc.	1,289	135,306
Axalta Coating Systems Ltd. (b)	5,107	129,565
Celanese Corp. Class A	2,725	400,412
CF Industries Holdings, Inc.	5,354	518,428
Corteva, Inc.	18,273	1,054,169
Diversey Holdings Ltd. (b)	2,097	16,231
Eastman Chemical Co.	3,350	343,945
Element Solutions, Inc.	5,773	119,039
FMC Corp.	3,174	420,682
Huntsman Corp.	5,183	175,548
International Flavors & Fragrances, Inc.	6,381	774,015
LyondellBasell Industries NV Class A	6,506	689,831
NewMarket Corp.	158	51,288
Olin Corp.	3,551	203,827
PPG Industries, Inc.	5,929	758,853
RPM International, Inc.	3,202	265,446
The Chemours Co. LLC	3,966	131,156
The Mosaic Co.	9,293	580,069
The Scotts Miracle-Gro Co. Class A	1,076	111,829
Valvoline, Inc.	4,522	136,700
Westlake Corp.	829	104,910
		7,682,191
Construction Materials - 0.5%
Eagle Materials, Inc.	970	119,620
Martin Marietta Materials, Inc.	1,556	551,166
Vulcan Materials Co.	3,309	570,108
		1,240,894
Containers & Packaging - 1.6%
Amcor PLC	37,875	449,198
Aptargroup, Inc.	1,645	188,895
Ardagh Group SA	363	5,193
Ardagh Metal Packaging SA	1,811	12,912
Avery Dennison Corp.	2,071	374,023
Ball Corp.	7,944	644,735
Berry Global Group, Inc. (b)	3,377	190,294
Crown Holdings, Inc.	3,077	338,593
Graphic Packaging Holding Co.	7,050	153,690
International Paper Co.	9,674	447,713
Packaging Corp. of America	2,347	378,266
Sealed Air Corp.	3,708	238,091
Silgan Holdings, Inc.	2,106	93,443
Sonoco Products Co.	2,449	151,618
WestRock Co.	6,542	324,025
		3,990,689
Metals & Mining - 1.1%
Alcoa Corp.	4,608	312,422
Cleveland-Cliffs, Inc. (b)	11,182	285,029
Nucor Corp.	6,818	1,055,290
Reliance Steel & Aluminum Co.	1,561	309,468
Royal Gold, Inc.	1,642	214,248
Steel Dynamics, Inc.	4,715	404,311
United States Steel Corp.	6,470	197,270
		2,778,038
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	2,198	141,815
Sylvamo Corp. (b)	900	40,185
		182,000

TOTAL MATERIALS		15,873,812

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.2%
Alexandria Real Estate Equities, Inc.	4,166	758,879
American Campus Communities, Inc.	3,424	221,430
American Homes 4 Rent Class A	7,361	291,569
Americold Realty Trust	6,678	176,166
Apartment Income (REIT) Corp.	3,914	192,451
AvalonBay Communities, Inc.	3,489	793,678
Boston Properties, Inc.	3,910	459,816
Brixmor Property Group, Inc.	7,411	188,091
Camden Property Trust (SBI)	2,475	388,303
Cousins Properties, Inc.	3,711	133,225
CubeSmart	5,445	258,692
Douglas Emmett, Inc.	4,166	122,730
Duke Realty Corp.	9,514	520,892
EPR Properties	1,851	97,215
Equity Lifestyle Properties, Inc.	4,432	342,505
Equity Residential (SBI)	9,222	751,593
Essex Property Trust, Inc.	1,624	534,734
Extra Space Storage, Inc.	3,280	623,200
Federal Realty Investment Trust (SBI)	1,952	228,501
First Industrial Realty Trust, Inc.	3,224	186,992
Gaming & Leisure Properties	5,822	258,380
Healthcare Trust of America, Inc.	5,445	165,855
Healthpeak Properties, Inc.	13,482	442,344
Highwoods Properties, Inc. (SBI)	2,571	105,000
Host Hotels & Resorts, Inc.	17,683	359,849
Hudson Pacific Properties, Inc.	3,703	86,206
Invitation Homes, Inc.	14,947	595,190
Iron Mountain, Inc. (a)	7,174	385,459
JBG SMITH Properties	3,045	80,266
Kilroy Realty Corp.	2,903	203,210
Kimco Realty Corp.	14,537	368,222
Lamar Advertising Co. Class A	2,159	238,375
Life Storage, Inc.	2,041	270,412
Medical Properties Trust, Inc.	14,770	271,620
Mid-America Apartment Communities, Inc.	2,889	568,209
National Retail Properties, Inc.	4,385	192,238
Omega Healthcare Investors, Inc.	6,129	156,167
Orion Office (REIT), Inc.	1,475	19,795
Park Hotels & Resorts, Inc.	5,964	117,550
Rayonier, Inc.	3,550	153,360
Realty Income Corp.	14,168	982,692
Regency Centers Corp.	4,224	290,738
Rexford Industrial Realty, Inc.	4,023	313,955
SBA Communications Corp. Class A	2,713	941,709
Simon Property Group, Inc.	8,169	963,942
SL Green Realty Corp.	1,694	117,259
Spirit Realty Capital, Inc.	3,180	138,171
Store Capital Corp.	6,104	173,537
Sun Communities, Inc.	2,869	503,710
UDR, Inc.	7,929	421,902
Ventas, Inc.	9,980	554,389
VICI Properties, Inc.	21,103	629,080
Vornado Realty Trust	4,390	169,937
Welltower, Inc.	10,906	990,374
Weyerhaeuser Co.	18,765	773,493
WP Carey, Inc.	4,733	382,284
		20,655,541
Real Estate Management & Development - 0.6%
CBRE Group, Inc.	8,363	694,464
Howard Hughes Corp. (b)	1,038	104,101
Jones Lang LaSalle, Inc. (b)	1,263	276,256
Opendoor Technologies, Inc. (b)	12,242	85,572
Zillow Group, Inc.:
Class A (b)	1,792	69,261
Class C (b)	4,131	164,496
		1,394,150

TOTAL REAL ESTATE		22,049,691

UTILITIES - 5.5%
Electric Utilities - 2.5%
Alliant Energy Corp.	6,263	368,327
Avangrid, Inc.	1,431	63,465
Edison International	9,340	642,499
Entergy Corp.	5,017	596,270
Evergy, Inc.	5,730	388,781
Eversource Energy	8,597	751,378
FirstEnergy Corp.	13,618	589,796
Hawaiian Electric Industries, Inc.	2,639	108,489
IDACORP, Inc.	1,260	132,527
NRG Energy, Inc.	6,087	218,523
OGE Energy Corp.	5,006	193,632
PG&E Corp. (b)	49,811	630,109
Pinnacle West Capital Corp.	2,824	201,069
PPL Corp.	18,826	532,964
Xcel Energy, Inc.	13,481	987,618
		6,405,447
Gas Utilities - 0.3%
Atmos Energy Corp. (a)	3,354	380,344
National Fuel Gas Co.	2,180	152,883
UGI Corp.	5,259	180,384
		713,611
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	3,207	115,131
The AES Corp.	16,532	337,583
Vistra Corp.	11,988	299,940
		752,654
Multi-Utilities - 2.0%
Ameren Corp.	6,374	592,145
CenterPoint Energy, Inc.	14,836	454,130
CMS Energy Corp.	7,232	496,766
Consolidated Edison, Inc.	8,858	821,491
DTE Energy Co.	4,833	633,316
NiSource, Inc.	9,809	285,638
Public Service Enterprise Group, Inc.	12,632	879,945
WEC Energy Group, Inc.	7,903	790,695
		4,954,126
Water Utilities - 0.4%
American Water Works Co., Inc.	4,544	700,140
Essential Utilities, Inc.	5,780	258,713
		958,853

TOTAL UTILITIES		13,784,691

TOTAL COMMON STOCKS
(Cost $220,290,190)		251,092,560

Nonconvertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25%
(Cost $74)	3	62

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.32% (c)	101,684	101,705
Fidelity Securities Lending Cash Central Fund 0.32% (c)(d)	9,144,341	9,145,255
TOTAL MONEY MARKET FUNDS
(Cost $9,246,960)		9,246,960
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $229,537,224)		260,339,582
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(9,002,794)
NET ASSETS - 100%		$251,336,788

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	June 2022	$249,510	$(4,321)	$(4,321)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$803,571	$32,396,509	$33,098,375	$623	$--	$--	$101,705	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	732,105	46,453,654	38,040,504	11,120	--	--	9,145,255	0.0%
Total	$1,535,676	$78,850,163	$71,138,879	$11,743	$--	$--	$9,246,960

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$8,753,217	$8,753,217	$--	$--
Consumer Discretionary	28,621,953	28,621,953	--	--
Consumer Staples	10,408,400	10,408,400	--	--
Energy	15,101,548	15,101,548	--	--
Financials	31,198,151	31,198,151	--	--
Health Care	26,400,970	26,400,970	--	--
Industrials	36,342,428	36,342,428	--	--
Information Technology	42,557,699	42,557,699	--	--
Materials	15,873,812	15,873,812	--	--
Real Estate	22,049,753	22,049,753	--	--
Utilities	13,784,691	13,784,691	--	--
Money Market Funds	9,246,960	9,246,960	--	--
Total Investments in Securities:	$260,339,582	$260,339,582	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(4,321)	$(4,321)	$--	$--
Total Liabilities	$(4,321)	$(4,321)	$--	$--
Total Derivative Instruments:	$(4,321)	$(4,321)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(4,321)
Total Equity Risk	0	(4,321)
Total Value of Derivatives	$0	$(4,321)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022
Assets
Investment in securities, at value (including securities loaned of $8,659,370) — See accompanying schedule: Unaffiliated issuers (cost $220,290,264)	$251,092,622
Fidelity Central Funds (cost $9,246,960)	9,246,960
Total Investment in Securities (cost $229,537,224)		$260,339,582
Segregated cash with brokers for derivative instruments		13,500
Cash		973
Receivable for investments sold		888,926
Receivable for fund shares sold		410,621
Dividends receivable		101,973
Distributions receivable from Fidelity Central Funds		2,297
Total assets		261,757,872
Liabilities
Payable for investments purchased	$1,005,617
Payable for fund shares redeemed	263,258
Payable for daily variation margin on futures contracts	6,980
Other payables and accrued expenses	4
Collateral on securities loaned	9,145,225
Total liabilities		10,421,084
Net Assets		$251,336,788
Net Assets consist of:
Paid in capital		$223,459,363
Total accumulated earnings (loss)		27,877,425
Net Assets		$251,336,788
Net Asset Value, offering price and redemption price per share ($251,336,788 ÷ 16,372,633 shares)		$15.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2022
Investment Income
Dividends		$2,986,248
Income from Fidelity Central Funds (including $11,120 from security lending)		11,743
Total income		2,997,991
Expenses
Independent trustees' fees and expenses	$681
Total expenses before reductions	681
Expense reductions	(2)
Total expenses after reductions		679
Net investment income (loss)		2,997,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,658,211
Foreign currency transactions	(1)
Futures contracts	(12,229)
Total net realized gain (loss)		3,645,981
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(24,768,357)
Futures contracts	(16,648)
Total change in net unrealized appreciation (depreciation)		(24,785,005)
Net gain (loss)		(21,139,024)
Net increase (decrease) in net assets resulting from operations		$(18,141,712)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2022	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,997,312	$1,754,333
Net realized gain (loss)	3,645,981	971,012
Change in net unrealized appreciation (depreciation)	(24,785,005)	57,262,856
Net increase (decrease) in net assets resulting from operations	(18,141,712)	59,988,201
Distributions to shareholders	(6,913,831)	(2,940,785)
Share transactions
Proceeds from sales of shares	148,157,214	112,103,605
Reinvestment of distributions	4,691,590	2,139,339
Cost of shares redeemed	(65,791,393)	(70,320,053)
Net increase (decrease) in net assets resulting from share transactions	87,057,411	43,922,891
Total increase (decrease) in net assets	62,001,868	100,970,307
Net Assets
Beginning of period	189,334,920	88,364,613
End of period	$251,336,788	$189,334,920
Other Information
Shares
Sold	8,732,269	7,963,957
Issued in reinvestment of distributions	271,847	153,385
Redeemed	(3,885,387)	(5,058,761)
Net increase (decrease)	5,118,729	3,058,581

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Index Fund

Years ended April 30,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.82	$10.78	$12.23	$11.28	$10.19
Income from Investment Operations
Net investment income (loss)A,B	.21	.19	.22	.20	.16
Net realized and unrealized gain (loss)	(1.18)	6.17	(1.39)	.98	.98
Total from investment operations	(.97)	6.36	(1.17)	1.18	1.14
Distributions from net investment income	(.19)	(.20)	(.18)	(.19)	(.04)
Distributions from net realized gain	(.31)	(.12)	(.10)	(.05)	(.01)
Total distributions	(.50)	(.32)	(.28)	(.23)C	(.05)
Net asset value, end of period	$15.35	$16.82	$10.78	$12.23	$11.28
Total ReturnD,E	(6.09)%	59.64%	(9.88)%	10.75%	11.19%
Ratios to Average Net AssetsB,F,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyH	-%	-%	-%	-%	-%
Expenses net of all reductionsH	-%	-%	-%	-%	-%
Net investment income (loss)	1.27%	1.35%	1.84%	1.76%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$251,337	$189,335	$88,365	$76,766	$54,888
Portfolio turnover rateI	13%	26%	38%	25%	25%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2022

1. Organization.

Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$51,847,451
Gross unrealized depreciation	(24,681,968)
Net unrealized appreciation (depreciation)	$27,165,483
Tax Cost	$233,174,099

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$805,607
Undistributed long-term capital gain	$466,472
Net unrealized appreciation (depreciation) on securities and other investments	$27,165,483

The Fund intends to elect to defer to its next fiscal year $560,137 of capital losses recognized during the period November 1,2021 to April 30,2022.

The tax character of distributions paid was as follows:

	April 30, 2022	April 30, 2021
Ordinary Income	$4,060,909	$ 1,963,008
Long-term Capital Gains	2,852,922	977,777
Total	$6,913,831	$ 2,940,785

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	115,208,866	29,461,228

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Mid Cap Index Fund	$95	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Mid Cap Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Mid Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 300 funds. Mr. Chiel oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Flex Mid Cap Index Fund	- %-C
Actual		$1,000.00	$874.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2022, $3,664,595, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates 82% and 46% of the dividends distributed in June and December 2021, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 88% and 49% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 4% and 13% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZMP-ANN-0622
1.9881627.105

Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Annual Report

April 30, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2022	Past 1 year	Past 5 years	Life of fundA
Fidelity Flex® Small Cap Index Fund	(16.88)%	7.33%	7.76%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Small Cap Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$14,688	Fidelity Flex® Small Cap Index Fund
$14,634	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 0.21% for the 12 months ending April 30, 2022. After posting a strong result in 2021, large-cap stocks retreated to begin the new year amid several notable headwinds that stoked volatility, uncertainty and investor anxiety. Chief among these was the U.S. Federal Reserve’s accelerated plan to hike interest rates and aggressively wind down its balance sheet in an attempt to rein in historically high inflation. In addition, geopolitical unrest rose as Russia invaded Ukraine in late February and escalated its attack through period end. Other factors influencing stocks included surging commodity prices, rising bond yields, supply constraint and disruption, and the potential for variants of the coronavirus to upend the economy. Against this backdrop, the S&P 500® index returned -5.17% in January and -2.99% in February, falling on mixed corporate earnings, particularly among some highflying tech firms. Volatility eased in March and the index gained 3.71% for the month. April saw a sharp reversal, with the index returning -8.72% amid clearer signals of the Fed’s intension to tighten monetary policy and angst about the economic toll of “zero-COVID” lockdowns in China. It was the largest monthly decline for the S&P 500® since March 2020. For the full 12 months, the growth-oriented communication services (-22%) and consumer discretionary (-11%) sectors lagged most. In contrast, energy (+61%) rode a surge in commodity prices and led the market by a wide margin, followed by the defensive consumer staples (+17%) sector.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending April 30, 2022, the fund returned -16.88%, roughly in line with the -16.87% result of the benchmark Russell 2000® Index. By sector, stocks in the health care sector returned -42% and detracted most, followed by consumer discretionary, which returned -26%. Information technology returned -17% and financials detracted roughly -11%, especially in the banks industry (-8%). Industrials (-9%) and communication services (-24%), especially in the media & entertainment industry (-24%), hampered results. Other notable detractors included the materials (-7%), and consumer staples (-5%) sectors. Real estate (-2%) also hurt. Conversely, energy advanced 67% and contributed most. Utilities stocks also helped, gaining 2%. Turning to individual stocks, the biggest individual detractor was Redfin (-84%), from the real estate sector. Invitae, within the health care equipment & services category, returned -85% and hindered the fund. Other detractors from the pharmaceuticals, biotechnology & life sciences industry were Twist Bioscience (-78%), Bridgebio Pharma (-86%), and TG Therapeutics (-84%). Conversely, the biggest individual contributor was Avis Budget (+200%), from the transportation segment. In energy, Ovintiv (+118%), Antero Resources (+290%), and Range Resources (+205%) helped. Regal Rexnord, within the capital goods group, gained 3% and boosted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Ovintiv, Inc.	0.5
Avis Budget Group, Inc.	0.5
Antero Resources Corp.	0.4
BJ's Wholesale Club Holdings, Inc.	0.4
Chesapeake Energy Corp.	0.4
AMC Entertainment Holdings, Inc. Class A	0.3
Tenet Healthcare Corp.	0.3
EastGroup Properties, Inc.	0.3
Southwestern Energy Co.	0.3
Tetra Tech, Inc.	0.3
3.7

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	15.6
Industrials	15.3
Health Care	15.1
Information Technology	13.2
Consumer Discretionary	10.3
Real Estate	7.8
Energy	7.0
Materials	4.0
Consumer Staples	3.8
Utilities	3.1
Communication Services	2.9

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 4.6%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments April 30, 2022

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	1,135	$58,838
ATN International, Inc.	620	24,490
Bandwidth, Inc. (a)	2,161	47,801
Cogent Communications Group, Inc.	4,177	244,355
Consolidated Communications Holdings, Inc. (a)	7,226	42,995
EchoStar Holding Corp. Class A (a)	3,677	85,858
Globalstar, Inc. (a)	59,734	69,291
IDT Corp. Class B (a)	1,469	38,899
Iridium Communications, Inc. (a)	11,524	411,522
Liberty Latin America Ltd.:
Class A (a)	4,591	42,421
Class C (a)	15,095	139,478
Ooma, Inc. (a)	2,380	30,559
Radius Global Infrastructure, Inc. (a)	7,215	89,610
Telesat Corp. (a)	198	2,226
		1,328,343
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (a)(b)	50,132	767,020
Chicken Soup For The Soul Entertainment, Inc. (a)	238	2,073
Cinemark Holdings, Inc. (a)	10,533	167,053
CuriosityStream, Inc. Class A (a)	3,709	7,529
Eros STX Global Corp. Class A (a)	1,369	2,368
IMAX Corp. (a)	4,894	77,423
Lions Gate Entertainment Corp.:
Class A (a)	7,849	105,883
Class B (a)	9,120	114,638
LiveOne, Inc. (a)	3,113	2,117
Madison Square Garden Entertainment Corp. (a)	2,557	187,300
Marcus Corp. (a)(b)	1,569	24,680
		1,458,084
Interactive Media & Services - 0.5%
CarGurus, Inc. Class A (a)	9,285	303,434
Cars.com, Inc. (a)	6,638	73,815
Eventbrite, Inc. (a)	7,672	81,170
EverQuote, Inc. Class A (a)	2,074	28,787
fuboTV, Inc. (a)(b)	13,834	52,431
Liberty TripAdvisor Holdings, Inc. (a)	6,922	10,383
MediaAlpha, Inc. Class A (a)	986	14,534
Outbrain, Inc.	2,646	23,814
QuinStreet, Inc. (a)	5,056	48,083
Society Pass, Inc.	274	551
TrueCar, Inc. (a)	9,842	35,234
Yelp, Inc. (a)	6,944	225,888
Ziff Davis, Inc. (a)	4,227	373,498
		1,271,622
Media - 1.0%
Advantage Solutions, Inc. Class A (a)	7,669	38,575
AMC Networks, Inc. Class A (a)	2,803	91,462
Audacy, Inc. Class A (a)	11,541	29,314
Boston Omaha Corp. (a)	2,003	41,743
Cardlytics, Inc. (a)	3,173	108,294
Clear Channel Outdoor Holdings, Inc. (a)	35,320	86,887
comScore, Inc. (a)	8,250	16,665
Daily Journal Corp. (a)	119	30,601
Digital Media Solutions, Inc. Class A (a)	425	1,169
E.W. Scripps Co. Class A (a)	5,666	93,262
Emerald Holding, Inc. (a)	2,594	6,978
Entravision Communication Corp. Class A	5,541	28,647
Fluent, Inc. (a)	4,532	6,073
Gannett Co., Inc. (a)	14,275	57,243
Gray Television, Inc.	8,342	154,494
Hemisphere Media Group, Inc. (a)	773	3,007
iHeartMedia, Inc. (a)	10,918	174,579
Integral Ad Science Holding Corp.	3,231	38,158
John Wiley & Sons, Inc. Class A	4,173	212,364
Liberty Media Corp.:
Liberty Braves Class A (a)	1,154	30,316
Liberty Braves Class C (a)	3,296	82,763
Magnite, Inc. (a)	12,877	124,263
National CineMedia, Inc.	7,141	15,782
Scholastic Corp.	2,617	96,436
Sinclair Broadcast Group, Inc. Class A	4,560	101,414
Stagwell, Inc. (a)	5,877	39,846
TechTarget, Inc. (a)	2,569	172,919
TEGNA, Inc.	21,409	472,068
Thryv Holdings, Inc. (a)	718	18,546
WideOpenWest, Inc. (a)	5,110	102,456
		2,476,324
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)(b)	5,761	106,060
Shenandoah Telecommunications Co.	4,696	94,859
Telephone & Data Systems, Inc.	9,818	179,866
U.S. Cellular Corp. (a)	1,431	41,184
		421,969

TOTAL COMMUNICATION SERVICES		6,956,342

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.2%
Adient PLC (a)(b)	9,195	313,917
American Axle & Manufacturing Holdings, Inc. (a)	11,055	73,184
Cooper-Standard Holding, Inc. (a)	245	1,129
Dana, Inc.	14,196	210,243
Dorman Products, Inc. (a)	2,548	251,539
Fox Factory Holding Corp. (a)	4,131	338,246
Gentherm, Inc. (a)	3,234	218,036
LCI Industries	2,413	234,833
Modine Manufacturing Co. (a)	4,971	39,271
Motorcar Parts of America, Inc. (a)	1,978	30,085
Patrick Industries, Inc.	2,222	138,320
Standard Motor Products, Inc.	1,993	85,061
Stoneridge, Inc. (a)	2,552	50,300
Tenneco, Inc. (a)	6,534	112,189
The Goodyear Tire & Rubber Co. (a)	26,839	357,495
Visteon Corp. (a)	2,707	283,450
XL Fleet Corp. (Class A) (a)	10,722	15,011
XPEL, Inc. (a)	1,756	75,982
		2,828,291
Automobiles - 0.2%
Arcimoto, Inc. (a)	3,199	10,749
Canoo, Inc. (a)(b)	10,564	50,707
Fisker, Inc. (a)(b)	15,930	160,256
Lordstown Motors Corp. Class A (a)(b)	15,447	33,674
Winnebago Industries, Inc.	3,144	167,198
Workhorse Group, Inc. (a)(b)	15,441	46,477
		469,061
Distributors - 0.0%
Funko, Inc. (a)	2,602	42,387
Diversified Consumer Services - 0.6%
2U, Inc. (a)	7,356	73,413
Adtalem Global Education, Inc. (a)	4,800	140,688
American Public Education, Inc. (a)	1,893	36,800
Carriage Services, Inc.	1,503	64,464
Coursera, Inc.	7,227	135,940
European Wax Center, Inc.	1,310	35,960
Graham Holdings Co.	369	218,585
Laureate Education, Inc. Class A	9,495	107,578
OneSpaWorld Holdings Ltd. (a)	5,347	53,684
Perdoceo Education Corp. (a)	6,735	75,297
PowerSchool Holdings, Inc.	4,228	64,012
Regis Corp. (a)	5,163	6,970
StoneMor, Inc. (a)	3,224	7,641
Strategic Education, Inc.	2,396	154,782
Stride, Inc. (a)	4,018	157,907
Udemy, Inc.	1,416	15,449
Vivint Smart Home, Inc. Class A (a)	9,288	48,669
WW International, Inc. (a)	4,904	48,010
		1,445,849
Hotels, Restaurants & Leisure - 2.4%
Accel Entertainment, Inc. (a)	5,470	64,710
Bally's Corp. (a)	3,186	95,070
Biglari Holdings, Inc. (a)	68	9,275
BJ's Restaurants, Inc. (a)	2,228	61,916
Bloomin' Brands, Inc.	8,601	189,136
Bluegreen Vacations Holding Corp. Class A	1,362	35,821
Brinker International, Inc. (a)	4,345	157,854
Carrols Restaurant Group, Inc.	5,055	8,088
Century Casinos, Inc. (a)	2,734	28,625
Chuy's Holdings, Inc. (a)	1,992	49,820
Cracker Barrel Old Country Store, Inc. (b)	2,304	255,721
Dave & Buster's Entertainment, Inc. (a)	4,269	194,240
Denny's Corp. (a)	5,995	76,856
Dine Brands Global, Inc.	1,599	114,632
Drive Shack, Inc. (a)	719	884
El Pollo Loco Holdings, Inc. (a)	1,876	19,979
Esports Technologies, Inc. (a)	1,166	4,256
Everi Holdings, Inc. (a)	8,217	142,647
F45 Training Holdings, Inc.	3,233	28,418
Fiesta Restaurant Group, Inc. (a)	1,972	13,410
First Watch Restaurant Group, Inc.	1,307	16,991
Full House Resorts, Inc. (a)	3,270	29,594
GAN Ltd. (a)	202	753
Golden Entertainment, Inc. (a)	1,650	79,134
Golden Nugget Online Gaming, Inc. (a)	4,360	21,844
Hall of Fame Resort & Entertainment Co. (a)	7,915	6,549
Hilton Grand Vacations, Inc. (a)	8,319	389,579
International Game Technology PLC (b)	9,743	212,690
Jack in the Box, Inc.	2,057	170,237
Krispy Kreme, Inc.	8,287	110,051
Kura Sushi U.S.A., Inc. Class A (a)	433	21,728
Life Time Group Holdings, Inc. (b)	3,927	56,156
Light & Wonder, Inc. Class A (a)(b)	9,359	524,666
Lindblad Expeditions Holdings (a)	3,093	47,354
Monarch Casino & Resort, Inc. (a)	1,260	88,389
Nathan's Famous, Inc.	248	11,748
NeoGames SA (a)	1,169	15,279
Noodles & Co. (a)	4,528	25,221
Papa John's International, Inc.	3,199	291,269
PlayAGS, Inc. (a)	1,877	12,388
Portillo's, Inc. (b)	2,256	46,992
RCI Hospitality Holdings, Inc.	877	54,339
Red Robin Gourmet Burgers, Inc. (a)	1,635	21,566
Red Rock Resorts, Inc.	5,206	228,856
Rush Street Interactive, Inc. (a)	5,460	34,671
Ruth's Hospitality Group, Inc.	3,234	67,817
SeaWorld Entertainment, Inc. (a)	4,892	329,916
Shake Shack, Inc. Class A (a)	3,645	210,790
Sweetgreen, Inc. Class A (b)	1,242	33,534
Target Hospitality Corp. (a)	2,497	15,631
Texas Roadhouse, Inc. Class A	6,818	561,326
The Cheesecake Factory, Inc.	4,504	166,243
The ONE Group Hospitality, Inc. (a)	1,984	18,471
Wingstop, Inc.	2,903	266,379
Xponential Fitness, Inc.	1,185	24,553
		5,764,062
Household Durables - 1.7%
Aterian, Inc. (a)(b)	2,783	14,277
Bassett Furniture Industries, Inc.	965	15,980
Beazer Homes U.S.A., Inc. (a)	2,706	40,806
Cavco Industries, Inc. (a)	893	210,971
Century Communities, Inc.	2,906	153,204
Ethan Allen Interiors, Inc.	2,202	52,275
GoPro, Inc. Class A (a)	12,365	110,296
Green Brick Partners, Inc. (a)	2,967	58,450
Hamilton Beach Brands Holding Co. Class A	716	6,702
Helen of Troy Ltd. (a)(b)	2,338	501,524
Hooker Furnishings Corp.	952	16,051
Hovnanian Enterprises, Inc. Class A (a)	506	23,286
Installed Building Products, Inc.	2,322	186,851
iRobot Corp. (a)	2,636	133,513
KB Home	7,710	250,035
La-Z-Boy, Inc.	4,245	111,559
Landsea Homes Corp. (a)	927	7,722
Legacy Housing Corp. (a)	713	12,492
LGI Homes, Inc. (a)	2,102	196,978
Lifetime Brands, Inc.	1,435	18,110
Lovesac (a)	1,256	55,063
M.D.C. Holdings, Inc.	5,553	204,961
M/I Homes, Inc. (a)	2,730	120,884
Meritage Homes Corp. (a)	3,562	294,043
Purple Innovation, Inc. (a)	5,856	24,127
Skyline Champion Corp. (a)	5,118	261,223
Snap One Holdings Corp. (a)	1,837	21,952
Sonos, Inc. (a)(b)	12,510	285,478
Taylor Morrison Home Corp. (a)	11,543	302,311
Traeger, Inc. (a)(b)	3,448	20,654
TRI Pointe Homes, Inc. (a)	10,556	218,193
Tupperware Brands Corp. (a)	4,751	83,523
Universal Electronics, Inc. (a)	1,329	39,206
VOXX International Corp. (a)	1,875	14,194
Vuzix Corp. (a)(b)	6,152	31,806
Weber, Inc.	2,191	19,237
		4,117,937
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	2,387	24,347
1stDibs.com, Inc.	2,185	16,519
a.k.a. Brands Holding Corp.	1,392	4,914
CarParts.com, Inc. (a)	5,017	30,052
Duluth Holdings, Inc. (a)	1,222	14,970
Groupon, Inc. (a)(b)	2,216	43,234
Lands' End, Inc. (a)	1,419	19,894
Liquidity Services, Inc. (a)	2,316	33,397
Overstock.com, Inc. (a)	4,197	140,851
PetMed Express, Inc. (b)	1,980	43,362
Porch Group, Inc. Class A (a)	7,671	28,383
Quotient Technology, Inc. (a)	8,913	47,328
Rent the Runway, Inc. Class A	2,170	13,758
Revolve Group, Inc. (a)	3,508	148,248
Shutterstock, Inc.	2,272	172,036
Stitch Fix, Inc. (a)	8,155	77,473
The RealReal, Inc. (a)	8,119	44,005
Xometry, Inc. (b)	2,409	79,063
		981,834
Leisure Products - 0.5%
Acushnet Holdings Corp.	3,307	134,727
American Outdoor Brands, Inc. (a)	1,482	18,673
AMMO, Inc. (a)(b)	8,621	34,915
Callaway Golf Co. (a)(b)	11,303	247,988
Clarus Corp.	2,573	57,507
Escalade, Inc.	1,040	13,676
Genius Brands International, Inc. (a)(b)	30,828	21,888
Johnson Outdoors, Inc. Class A	503	38,469
Latham Group, Inc. (a)	4,238	50,856
Malibu Boats, Inc. Class A (a)	2,022	101,686
Marine Products Corp.	808	9,486
MasterCraft Boat Holdings, Inc. (a)	1,737	41,810
Nautilus, Inc. (a)	3,833	11,537
Smith & Wesson Brands, Inc.	4,633	63,611
Solo Brands, Inc. Class A	1,434	8,561
Sturm, Ruger & Co., Inc.	1,633	111,289
Vista Outdoor, Inc. (a)	5,459	192,321
		1,159,000
Multiline Retail - 0.4%
Big Lots, Inc.	2,949	91,124
Dillard's, Inc. Class A	526	159,804
Franchise Group, Inc.	2,742	102,249
Macy's, Inc.	29,261	707,238
		1,060,415
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	5,455	188,634
Academy Sports & Outdoors, Inc.	7,624	284,833
America's Car Mart, Inc. (a)	596	48,187
American Eagle Outfitters, Inc. (b)	14,893	225,033
Arko Corp.	8,019	74,336
Asbury Automotive Group, Inc. (a)	2,250	413,348
Barnes & Noble Education, Inc. (a)	3,938	11,972
Bed Bath & Beyond, Inc. (a)	9,401	127,948
Big 5 Sporting Goods Corp. (b)	2,041	29,533
Boot Barn Holdings, Inc. (a)	2,856	257,211
Caleres, Inc.	3,580	82,089
Camping World Holdings, Inc. (b)	4,092	105,083
CarLotz, Inc. Class A (a)	474	421
Chico's FAS, Inc. (a)	11,592	61,438
Citi Trends, Inc. (a)	814	22,768
Conn's, Inc. (a)	1,771	27,716
Designer Brands, Inc. Class A	6,052	83,639
Genesco, Inc. (a)	1,379	85,539
Group 1 Automotive, Inc.	1,609	280,191
GrowGeneration Corp. (a)(b)	5,408	31,961
Guess?, Inc. (b)	3,944	88,622
Haverty Furniture Companies, Inc.	1,574	39,082
Hibbett, Inc.	1,356	58,552
JOANN, Inc.	1,181	12,330
Lazydays Holdings, Inc. (a)	730	14,184
LL Flooring Holdings, Inc. (a)	3,009	41,554
MarineMax, Inc. (a)	2,064	84,459
Monro, Inc.	3,238	148,074
Murphy U.S.A., Inc.	2,255	526,768
National Vision Holdings, Inc. (a)(b)	8,068	303,760
OneWater Marine, Inc. Class A	1,053	34,423
Party City Holdco, Inc. (a)	11,257	34,784
Rent-A-Center, Inc.	6,474	156,153
Sally Beauty Holdings, Inc. (a)	10,665	161,255
Shift Technologies, Inc. Class A (a)	420	563
Shoe Carnival, Inc.	1,712	51,685
Signet Jewelers Ltd. (b)	5,131	360,196
Sleep Number Corp. (a)	2,183	88,542
Sonic Automotive, Inc. Class A (sub. vtg.)	2,078	88,419
Sportsman's Warehouse Holdings, Inc. (a)	4,345	41,755
The Aaron's Co., Inc.	3,049	62,596
The Buckle, Inc.	2,906	90,260
The Cato Corp. Class A (sub. vtg.)	1,799	24,376
The Children's Place, Inc. (a)	1,361	63,055
The Container Store Group, Inc. (a)	3,411	26,094
The ODP Corp. (a)	4,445	191,268
Tilly's, Inc.	2,251	19,854
Torrid Holdings, Inc.	1,534	8,989
TravelCenters of America LLC (a)	1,194	45,384
Urban Outfitters, Inc. (a)	6,708	159,650
Winmark Corp.	326	66,243
Zumiez, Inc. (a)	1,902	69,670
		5,604,479
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	5,672	376,791
Fossil Group, Inc. (a)	4,793	47,355
G-III Apparel Group Ltd. (a)	4,293	113,679
Kontoor Brands, Inc.	5,037	200,120
Movado Group, Inc.	1,525	54,854
Oxford Industries, Inc.	1,544	138,342
PLBY Group, Inc. (a)	2,990	26,432
Rocky Brands, Inc.	694	26,726
Steven Madden Ltd.	7,799	320,227
Superior Group of Companies, Inc.	794	12,625
Unifi, Inc. (a)	1,335	19,584
Vera Bradley, Inc. (a)	2,742	16,863
Wolverine World Wide, Inc.	7,951	157,589
		1,511,187

TOTAL CONSUMER DISCRETIONARY		24,984,502

CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	5,281	274,612
Coca-Cola Bottling Co. Consolidated	456	201,324
Duckhorn Portfolio, Inc. (a)	3,506	68,087
MGP Ingredients, Inc.	1,365	124,665
National Beverage Corp.	2,268	99,973
Primo Water Corp.	15,271	223,567
Zevia PBC	1,013	3,485
		995,713
Food & Staples Retailing - 1.3%
Andersons, Inc.	3,053	153,352
BJ's Wholesale Club Holdings, Inc. (a)	13,302	855,984
Chefs' Warehouse Holdings (a)	3,059	111,959
HF Foods Group, Inc. (a)	3,521	20,563
Ingles Markets, Inc. Class A	1,332	124,036
MedAvail Holdings, Inc. (a)	3,613	5,998
Natural Grocers by Vitamin Cottage, Inc.	1,072	21,858
Performance Food Group Co. (a)	14,750	726,438
PriceSmart, Inc.	2,374	188,614
Rite Aid Corp. (a)	5,225	33,283
SpartanNash Co.	3,401	116,586
Sprouts Farmers Market LLC (a)	10,911	325,148
United Natural Foods, Inc. (a)	5,589	239,936
Village Super Market, Inc. Class A	766	17,764
Weis Markets, Inc.	1,568	125,252
		3,066,771
Food Products - 1.1%
AppHarvest, Inc. (a)(b)	7,138	29,337
B&G Foods, Inc. Class A (b)	6,271	168,878
Cal-Maine Foods, Inc.	3,946	212,019
Calavo Growers, Inc.	1,675	60,702
Fresh Del Monte Produce, Inc.	3,214	83,725
Hostess Brands, Inc. Class A (a)	13,252	300,688
J&J Snack Foods Corp.	1,413	211,526
John B. Sanfilippo & Son, Inc.	818	63,510
Lancaster Colony Corp.	1,836	284,910
Landec Corp. (a)	2,607	25,940
Limoneira Co.	1,591	18,997
Mission Produce, Inc. (a)	3,669	46,670
Sanderson Farms, Inc.	1,934	366,242
Seneca Foods Corp. Class A (a)	573	31,085
Sovos Brands, Inc.	2,553	38,550
Tattooed Chef, Inc. (a)(b)	4,745	37,913
The Simply Good Foods Co. (a)	8,297	345,570
The Vita Coco Co., Inc.	1,199	13,021
Tootsie Roll Industries, Inc.	1,488	52,125
TreeHouse Foods, Inc. (a)	5,105	160,808
Utz Brands, Inc. Class A	6,013	84,904
Vital Farms, Inc. (a)	945	10,868
Whole Earth Brands, Inc. Class A (a)	3,952	27,308
		2,675,296
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,422	62,269
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,424	141,685
Energizer Holdings, Inc.	6,551	198,430
Oil-Dri Corp. of America	598	14,920
WD-40 Co.	1,338	246,165
		663,469
Personal Products - 0.6%
BellRing Brands, Inc. (a)	10,952	234,701
Edgewell Personal Care Co.	5,267	200,883
elf Beauty, Inc. (a)	4,667	113,548
Inter Parfums, Inc.	1,723	140,821
MediFast, Inc.	1,124	200,477
Nature's Sunshine Products, Inc.	1,094	18,117
Newage, Inc. (a)	3,071	1,216
Nu Skin Enterprises, Inc. Class A	4,835	206,164
Revlon, Inc. (a)	1,059	6,481
The Beauty Health Co. (a)	8,539	111,861
The Honest Co., Inc.	7,888	31,236
Thorne HealthTech, Inc.	888	5,950
USANA Health Sciences, Inc. (a)	1,138	87,239
Veru, Inc. (a)(b)	6,424	75,289
		1,433,983
Tobacco - 0.1%
22nd Century Group, Inc. (a)	16,666	31,832
Turning Point Brands, Inc.	1,486	46,646
Universal Corp.	2,358	136,410
Vector Group Ltd.	14,015	178,271
		393,159

TOTAL CONSUMER STAPLES		9,228,391

ENERGY - 7.0%
Energy Equipment & Services - 1.2%
Archrock, Inc.	13,155	114,580
Bristow Group, Inc. (a)	2,313	68,974
Cactus, Inc. (b)	5,351	267,175
Championx Corp.	19,715	415,987
DMC Global, Inc. (a)	1,880	37,581
Dril-Quip, Inc. (a)	3,405	98,336
Expro Group Holdings NV (a)	4,570	69,830
Helix Energy Solutions Group, Inc. (a)	14,246	58,551
Helmerich & Payne, Inc.	9,969	458,873
Liberty Oilfield Services, Inc. Class A (a)	9,047	146,019
Nabors Industries Ltd. (a)	702	108,543
Newpark Resources, Inc. (a)	8,650	30,189
Nextier Oilfield Solutions, Inc. (a)	16,808	185,392
Oceaneering International, Inc. (a)	9,666	109,516
Oil States International, Inc. (a)	6,281	42,460
Patterson-UTI Energy, Inc.	18,106	297,663
ProPetro Holding Corp. (a)	8,415	118,988
RPC, Inc. (a)	6,486	67,065
Select Energy Services, Inc. Class A (a)	6,237	48,399
Solaris Oilfield Infrastructure, Inc. Class A	3,132	35,235
TETRA Technologies, Inc. (a)	12,354	45,463
Tidewater, Inc. (a)	4,037	80,579
U.S. Silica Holdings, Inc. (a)	7,183	133,460
		3,038,858
Oil, Gas & Consumable Fuels - 5.8%
Aemetis, Inc. (a)	2,689	24,551
Alto Ingredients, Inc. (a)	7,084	40,875
Antero Resources Corp. (a)	27,749	976,765
Arch Resources, Inc. (b)	1,458	242,582
Berry Corp.	6,515	71,470
Brigham Minerals, Inc. Class A	4,219	104,547
California Resources Corp.	7,840	315,246
Callon Petroleum Co. (a)	4,683	240,097
Centennial Resource Development, Inc. Class A (a)	17,927	138,755
Centrus Energy Corp. Class A (a)	970	26,927
Chesapeake Energy Corp. (b)	10,142	831,847
Civitas Resources, Inc.	4,242	248,666
Clean Energy Fuels Corp. (a)	15,309	89,711
CNX Resources Corp. (a)	19,475	400,211
Comstock Resources, Inc. (a)	8,847	150,664
CONSOL Energy, Inc. (a)	3,334	158,532
Crescent Energy, Inc. Class A	2,846	44,711
CVR Energy, Inc.	2,885	72,327
Delek U.S. Holdings, Inc. (a)	6,441	155,872
Denbury, Inc. (a)	4,888	312,734
DHT Holdings, Inc.	13,734	77,185
Dorian LPG Ltd.	3,003	44,204
Earthstone Energy, Inc. (a)	2,960	39,930
Energy Fuels, Inc. (a)(b)	15,159	113,844
Equitrans Midstream Corp.	39,877	313,433
Falcon Minerals Corp.	3,819	25,969
Frontline Ltd. (NY Shares) (a)(b)	12,107	100,851
Gevo, Inc. (a)(b)	19,343	71,763
Golar LNG Ltd. (a)	9,818	219,138
Green Plains, Inc. (a)	4,676	131,255
HighPeak Energy, Inc.	517	14,119
International Seaways, Inc.	4,639	98,022
Kinetik Holdings, Inc.	326	23,195
Kosmos Energy Ltd. (a)	43,584	294,628
Laredo Petroleum, Inc. (a)	1,222	87,019
Magnolia Oil & Gas Corp. Class A	13,859	322,083
Matador Resources Co. (b)	10,740	524,327
Murphy Oil Corp. (b)	14,200	540,736
National Energy Services Reunited Corp. (a)	1,764	11,801
Nordic American Tanker Shipping Ltd. (b)	17,301	44,291
Northern Oil & Gas, Inc.	5,946	148,531
Oasis Petroleum, Inc.	1,908	253,115
Ovintiv, Inc.	25,393	1,299,853
Par Pacific Holdings, Inc. (a)	4,453	65,326
PBF Energy, Inc. Class A (a)	9,351	271,740
PDC Energy, Inc.	9,457	659,531
Peabody Energy Corp. (a)	8,640	195,610
Range Resources Corp. (a)	23,182	694,069
Ranger Oil Corp. (a)	2,054	65,420
Renewable Energy Group, Inc. (a)	4,347	265,428
Rex American Resources Corp. (a)	514	43,500
Riley Exploration Permian, Inc.	1,097	25,483
Scorpio Tankers, Inc.	4,774	118,061
SFL Corp. Ltd.	11,818	117,235
SM Energy Co.	11,636	413,427
Southwestern Energy Co. (a)	98,675	740,063
Talos Energy, Inc. (a)	3,637	66,084
Teekay Corp. (a)	7,385	23,927
Teekay Tankers Ltd. (a)	2,515	40,265
Tellurian, Inc. (a)	36,153	180,042
Ur-Energy, Inc. (a)(b)	17,654	24,363
Uranium Energy Corp. (a)	25,934	110,220
W&T Offshore, Inc. (a)	9,317	44,349
Whiting Petroleum Corp.	3,781	276,202
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	224	3,416
warrants 9/1/25 (a)	111	1,431
World Fuel Services Corp.	6,073	147,088
		14,038,662

TOTAL ENERGY		17,077,520

FINANCIALS - 15.6%
Banks - 8.6%
1st Source Corp.	1,569	67,891
Allegiance Bancshares, Inc.	1,858	75,918
Amalgamated Financial Corp.	1,284	22,586
Amerant Bancorp, Inc. Class A	2,523	67,087
American National Bankshares, Inc.	967	33,594
Ameris Bancorp	6,537	272,593
Arrow Financial Corp.	1,316	41,191
Associated Banc-Corp.	14,310	285,485
Atlantic Union Bankshares Corp.	7,335	247,776
Banc of California, Inc.	5,450	98,318
BancFirst Corp.	1,622	132,599
Bancorp, Inc., Delaware (a)	5,119	116,150
Bank First National Corp.	606	42,844
Bank of Marin Bancorp	1,613	50,422
BankUnited, Inc.	8,271	310,493
Banner Corp.	3,327	178,660
Bar Harbor Bankshares	1,616	42,194
Berkshire Hills Bancorp, Inc.	4,681	115,808
Blue Ridge Bankshares, Inc.	1,879	27,377
Brookline Bancorp, Inc., Delaware	7,391	106,874
Business First Bancshares, Inc.	2,150	47,644
Byline Bancorp, Inc.	2,349	55,108
Cadence Bank	17,750	444,460
Cambridge Bancorp	656	53,602
Camden National Corp.	1,355	60,636
Capital Bancorp, Inc.	792	17,828
Capital City Bank Group, Inc.	1,253	32,089
Capstar Financial Holdings, Inc.	1,943	39,151
Carter Bankshares, Inc. (a)	2,689	43,992
Cathay General Bancorp	7,000	280,630
CBTX, Inc.	1,834	52,306
Central Pacific Financial Corp.	2,612	63,158
Citizens & Northern Corp.	1,470	34,413
City Holding Co.	1,433	110,886
Civista Bancshares, Inc.	1,355	28,211
CNB Financial Corp., Pennsylvania	1,540	38,269
Coastal Financial Corp. of Washington (a)	1,014	41,615
Columbia Banking Systems, Inc.	7,723	216,862
Community Bank System, Inc.	5,174	333,206
Community Trust Bancorp, Inc.	1,431	56,968
ConnectOne Bancorp, Inc.	3,547	98,819
CrossFirst Bankshares, Inc. (a)	4,345	55,659
Customers Bancorp, Inc. (a)	2,994	125,958
CVB Financial Corp. (b)	13,193	303,703
Dime Community Bancshares, Inc.	3,318	104,318
Eagle Bancorp, Inc.	3,025	152,309
Eastern Bankshares, Inc.	16,606	318,171
Enterprise Bancorp, Inc.	877	29,774
Enterprise Financial Services Corp.	3,365	148,632
Equity Bancshares, Inc.	1,311	40,025
Farmers National Banc Corp.	2,923	44,780
FB Financial Corp.	3,237	124,722
Fidelity D & D Bancorp, Inc.	472	17,544
Financial Institutions, Inc.	1,407	39,171
First Bancorp, North Carolina	3,411	127,776
First Bancorp, Puerto Rico	19,438	264,551
First Bancshares, Inc.	1,973	63,511
First Bank Hamilton New Jersey	1,497	21,347
First Busey Corp.	4,857	109,137
First Commonwealth Financial Corp.	8,927	120,336
First Community Bankshares, Inc.	1,906	50,757
First Financial Bancorp, Ohio	9,028	184,623
First Financial Bankshares, Inc. (b)	12,732	509,025
First Financial Corp., Indiana	1,061	45,220
First Foundation, Inc.	4,936	109,678
First Internet Bancorp	984	37,874
First Interstate Bancsystem, Inc. (b)	8,582	279,087
First Merchants Corp.	5,576	218,523
First Mid-Illinois Bancshares, Inc.	1,588	57,232
First of Long Island Corp.	1,432	24,029
Five Star Bancorp	1,227	30,614
Flushing Financial Corp.	2,794	60,071
Fulton Financial Corp.	15,155	229,901
German American Bancorp, Inc.	2,429	85,258
Glacier Bancorp, Inc.	10,817	494,986
Great Southern Bancorp, Inc.	918	52,087
Guaranty Bancshares, Inc. Texas	783	26,935
Hancock Whitney Corp.	8,397	392,728
Hanmi Financial Corp.	2,922	67,644
HarborOne Bancorp, Inc.	4,523	60,563
HBT Financial, Inc.	896	15,393
Heartland Financial U.S.A., Inc.	3,896	170,528
Heritage Commerce Corp.	5,746	64,528
Heritage Financial Corp., Washington	3,528	85,448
Hilltop Holdings, Inc.	5,957	151,844
Home Bancshares, Inc.	14,843	320,906
HomeStreet, Inc.	1,913	77,649
HomeTrust Bancshares, Inc.	1,408	38,058
Hope Bancorp, Inc.	11,045	157,944
Horizon Bancorp, Inc. Indiana	4,211	73,608
Independent Bank Corp.	1,926	38,019
Independent Bank Corp.	4,465	344,519
Independent Bank Group, Inc. (b)	3,634	246,385
International Bancshares Corp.	5,202	206,988
Lakeland Bancorp, Inc.	5,911	88,842
Lakeland Financial Corp.	2,359	171,782
Live Oak Bancshares, Inc.	3,139	132,874
Macatawa Bank Corp.	2,305	20,169
Mercantile Bank Corp.	1,430	44,902
Meta Financial Group, Inc.	2,856	124,664
Metrocity Bankshares, Inc.	1,745	35,563
Metropolitan Bank Holding Corp. (a)	984	87,625
Mid Penn Bancorp, Inc.	1,597	41,251
Midland States Bancorp, Inc.	1,992	52,509
MidWestOne Financial Group, Inc.	1,367	40,846
MVB Financial Corp.	1,051	42,103
National Bank Holdings Corp.	2,778	101,425
NBT Bancorp, Inc.	4,058	142,842
Nicolet Bankshares, Inc. (a)	1,168	95,052
Northrim Bancorp, Inc.	535	21,437
Northwest Bancshares, Inc.	11,710	148,483
OceanFirst Financial Corp.	5,580	104,513
OFG Bancorp	4,723	125,537
Old National Bancorp, Indiana	28,818	436,881
Old Second Bancorp, Inc.	2,979	41,021
Origin Bancorp, Inc.	2,124	80,032
Orrstown Financial Services, Inc.	1,062	25,042
Pacific Premier Bancorp, Inc.	9,242	289,829
Park National Corp.	1,381	162,751
Peapack-Gladstone Financial Corp.	1,660	51,443
Peoples Bancorp, Inc.	2,412	66,137
Peoples Financial Services Corp.	671	33,308
Preferred Bank, Los Angeles	1,307	87,726
Premier Financial Corp.	3,516	93,315
Primis Financial Corp.	2,624	35,818
QCR Holdings, Inc.	1,580	85,778
RBB Bancorp	1,303	27,871
Red River Bancshares, Inc.	393	21,320
Renasant Corp.	5,359	159,645
Republic Bancorp, Inc., Kentucky Class A	821	34,219
Republic First Bancorp, Inc. (a)	4,595	19,253
S&T Bancorp, Inc.	3,776	106,710
Sandy Spring Bancorp, Inc.	4,311	169,293
Seacoast Banking Corp., Florida	5,365	174,363
ServisFirst Bancshares, Inc.	4,832	388,106
Sierra Bancorp	1,351	29,384
Silvergate Capital Corp. (a)	2,729	319,184
Simmons First National Corp. Class A (b)	12,065	287,992
SmartFinancial, Inc.	1,278	31,337
South Plains Financial, Inc.	999	24,126
Southern First Bancshares, Inc. (a)	742	33,909
Southside Bancshares, Inc.	2,954	115,767
Southstate Corp. (b)	7,541	583,975
Stock Yards Bancorp, Inc.	2,329	121,760
Summit Financial Group, Inc.	1,032	28,122
Texas Capital Bancshares, Inc. (a)	4,932	253,308
The Bank of NT Butterfield & Son Ltd.	4,914	157,395
The First Bancorp, Inc.	940	26,461
Third Coast Bancshares, Inc.	372	8,433
Tompkins Financial Corp.	1,366	99,718
TowneBank	6,457	178,019
Trico Bancshares	2,672	100,334
TriState Capital Holdings, Inc. (a)	2,809	84,860
Triumph Bancorp, Inc. (a)	2,346	162,906
Trustmark Corp.	5,916	164,938
UMB Financial Corp.	4,278	385,790
United Bankshares, Inc., West Virginia (b)	12,943	430,484
United Community Bank, Inc.	10,228	308,272
Univest Corp. of Pennsylvania	2,728	68,746
Valley National Bancorp	39,187	469,460
Veritex Holdings, Inc.	4,679	153,705
Washington Trust Bancorp, Inc.	1,655	77,686
WesBanco, Inc.	5,854	188,733
West Bancorp., Inc.	1,499	37,475
Westamerica Bancorp.	2,523	148,655
		20,999,003
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc.	5,723	183,937
Assetmark Financial Holdings, Inc. (a)	1,749	33,633
Associated Capital Group, Inc.	110	4,356
B. Riley Financial, Inc.	1,968	88,875
BGC Partners, Inc. Class A	30,363	110,218
Blucora, Inc. (a)	4,628	93,717
BrightSphere Investment Group, Inc.	3,120	62,525
Cohen & Steers, Inc.	2,345	182,183
Cowen Group, Inc. Class A	2,530	57,811
Diamond Hill Investment Group, Inc.	285	47,985
Donnelley Financial Solutions, Inc. (a)	2,862	83,771
Federated Hermes, Inc. (b)	8,978	255,693
Focus Financial Partners, Inc. Class A (a)	6,343	250,231
GAMCO Investors, Inc. Class A	418	8,347
GCM Grosvenor, Inc. Class A	4,425	36,506
Greenhill & Co., Inc.	1,298	15,719
Hamilton Lane, Inc. Class A	3,412	233,995
Houlihan Lokey	4,964	413,452
Moelis & Co. Class A	5,934	262,639
Open Lending Corp. (a)	10,238	139,646
Oppenheimer Holdings, Inc. Class A (non-vtg.)	844	27,194
Piper Jaffray Companies	1,690	194,316
PJT Partners, Inc.	2,299	151,711
Pzena Investment Management, Inc.	1,651	10,385
Sculptor Capital Management, Inc. Class A	2,370	24,790
StepStone Group, Inc. Class A	4,440	113,753
StoneX Group, Inc. (a)	1,634	110,753
Value Line, Inc.	100	6,547
Virtus Investment Partners, Inc.	710	125,784
WisdomTree Investments, Inc.	13,220	77,073
		3,407,545
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)	471	20,272
CURO Group Holdings Corp.	2,006	23,550
Encore Capital Group, Inc. (a)	2,341	135,333
Enova International, Inc. (a)	3,519	131,611
EZCORP, Inc. (non-vtg.) Class A (a)	4,991	34,937
FirstCash Holdings, Inc.	3,869	308,669
Green Dot Corp. Class A (a)	5,288	140,026
LendingClub Corp. (a)	9,876	150,609
LendingTree, Inc. (a)	1,151	91,412
Navient Corp.	14,535	230,961
Nelnet, Inc. Class A	1,594	130,820
Oportun Financial Corp. (a)	2,286	26,495
PRA Group, Inc. (a)	4,141	174,046
PROG Holdings, Inc. (a)	5,547	146,829
Regional Management Corp.	719	30,953
World Acceptance Corp. (a)	415	78,315
		1,854,838
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	854	67,295
Alerus Financial Corp.	1,442	36,843
Banco Latinoamericano de Comercio Exterior SA Series E	2,857	41,398
Cannae Holdings, Inc. (a)	8,381	187,734
		333,270
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	4,521	34,947
American Equity Investment Life Holding Co.	7,981	301,043
American National Group, Inc.	699	131,838
Amerisafe, Inc.	1,890	87,602
Argo Group International Holdings, Ltd.	3,123	133,664
Bright Health Group, Inc.	25,715	46,287
BRP Group, Inc. (a)	4,757	109,982
Citizens, Inc. Class A (a)	4,842	14,478
CNO Financial Group, Inc.	11,573	279,372
Crawford & Co. Class A	500	3,900
Donegal Group, Inc. Class A	1,451	19,632
eHealth, Inc. (a)	2,225	17,911
Employers Holdings, Inc.	2,687	105,707
Enstar Group Ltd. (a)	1,186	279,600
Genworth Financial, Inc. Class A (a)	48,209	178,855
Goosehead Insurance	1,769	101,700
Greenlight Capital Re, Ltd. (a)	3,017	20,757
HCI Group, Inc.	583	37,364
Heritage Insurance Holdings, Inc.	3,018	12,857
Horace Mann Educators Corp.	4,030	160,596
Investors Title Co.	129	24,207
James River Group Holdings Ltd.	3,629	86,044
Kinsale Capital Group, Inc.	2,096	464,662
Maiden Holdings Ltd. (a)	6,343	14,081
MBIA, Inc. (a)	4,726	56,901
MetroMile, Inc. (a)	13,565	13,313
National Western Life Group, Inc.	235	46,709
NI Holdings, Inc. (a)	796	12,617
Palomar Holdings, Inc. (a)	2,452	133,511
ProAssurance Corp.	5,226	128,403
RLI Corp.	3,893	446,839
Safety Insurance Group, Inc.	1,365	117,445
Selective Insurance Group, Inc.	5,766	474,888
Selectquote, Inc. (a)	13,582	27,979
Siriuspoint Ltd. (a)	8,824	55,415
Stewart Information Services Corp.	2,597	134,005
Tiptree, Inc.	2,319	26,970
Trupanion, Inc. (a)(b)	3,723	236,857
United Fire Group, Inc.	2,062	60,396
United Insurance Holdings Corp.	3,131	7,170
Universal Insurance Holdings, Inc.	2,619	32,895
		4,679,399
Mortgage Real Estate Investment Trusts - 1.3%
Angel Oak Mortgage, Inc.	1,284	20,749
Apollo Commercial Real Estate Finance, Inc.	13,830	166,513
Arbor Realty Trust, Inc.	14,205	242,906
Ares Commercial Real Estate Corp.	4,291	64,665
Armour Residential REIT, Inc. (b)	9,580	70,317
Blackstone Mortgage Trust, Inc.	15,458	464,358
BrightSpire Capital, Inc.	8,462	71,927
Broadmark Realty Capital, Inc.	13,204	103,123
Chimera Investment Corp.	22,568	226,131
Dynex Capital, Inc.	3,749	60,846
Ellington Financial LLC	5,408	87,556
Franklin BSP Realty Trust, Inc.	492	6,524
Granite Point Mortgage Trust, Inc.	5,641	54,887
Great Ajax Corp.	2,076	19,328
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,505	300,125
Invesco Mortgage Capital, Inc. (b)	31,839	55,400
KKR Real Estate Finance Trust, Inc.	3,508	66,652
Ladder Capital Corp. Class A	11,010	125,404
MFA Financial, Inc.	10,737	153,002
New York Mortgage Trust, Inc.	37,722	121,465
Orchid Island Capital, Inc. (b)	14,980	41,644
PennyMac Mortgage Investment Trust	10,075	154,551
Ready Capital Corp.	6,828	99,484
Redwood Trust, Inc.	11,191	108,553
TPG RE Finance Trust, Inc.	5,678	59,903
Two Harbors Investment Corp.	33,644	161,828
		3,107,841
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc. (a)	5,588	211,673
Blue Foundry Bancorp	2,799	35,323
Bridgewater Bancshares, Inc. (a)	2,393	38,336
Capitol Federal Financial, Inc.	12,441	119,807
Columbia Financial, Inc. (a)	3,733	70,740
Enact Holdings, Inc.	1,456	34,332
Essent Group Ltd.	10,560	427,997
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	860	88,090
Finance of America Companies, Inc. (a)	2,713	6,131
Flagstar Bancorp, Inc.	5,056	178,477
FS Bancorp, Inc.	914	26,862
Hingham Institution for Savings	141	45,553
Home Bancorp, Inc.	671	25,719
Home Point Capital, Inc.	786	2,138
Kearny Financial Corp.	6,317	74,920
Luther Burbank Corp.	1,432	19,003
Merchants Bancorp	1,409	33,140
Mr. Cooper Group, Inc. (a)	5,895	265,098
NMI Holdings, Inc. (a)	8,202	150,753
Northfield Bancorp, Inc.	4,420	57,858
Ocwen Financial Corp. (a)	431	8,965
PCSB Financial Corp.	1,484	27,187
PennyMac Financial Services, Inc.	2,860	138,882
Pioneer Bancorp, Inc. (a)	1,410	14,664
Provident Bancorp, Inc.	1,961	31,219
Provident Financial Services, Inc.	7,267	160,819
Radian Group, Inc.	17,381	371,780
Southern Missouri Bancorp, Inc.	748	31,566
Trustco Bank Corp., New York	1,771	55,167
Velocity Financial, Inc. (a)	733	7,843
Walker & Dunlop, Inc.	2,842	340,358
Washington Federal, Inc.	6,264	190,614
Waterstone Financial, Inc.	1,963	31,526
WSFS Financial Corp.	6,347	254,324
		3,576,864

TOTAL FINANCIALS		37,958,760

HEALTH CARE - 15.1%
Biotechnology - 6.1%
2seventy bio, Inc. (a)	2,355	31,698
4D Molecular Therapeutics, Inc. (a)	2,847	33,908
ACADIA Pharmaceuticals, Inc. (a)	11,748	216,633
Acumen Pharmaceuticals, Inc.	2,134	8,237
Adagio Therapeutics, Inc.	5,583	15,967
Adicet Bio, Inc. (a)	2,593	38,221
Adverum Biotechnologies, Inc. (a)	12,227	13,083
Aerovate Therapeutics, Inc.	1,248	15,912
Affimed NV (a)	12,099	45,492
Agenus, Inc. (a)	21,801	40,332
Agios Pharmaceuticals, Inc. (a)	5,491	120,637
Akebia Therapeutics, Inc. (a)	17,983	7,467
Akero Therapeutics, Inc. (a)	2,790	29,267
Akouos, Inc. (a)	830	2,324
Alaunos Therapeutics, Inc. (a)(b)	1,116	593
Albireo Pharma, Inc. (a)	1,735	55,208
Aldeyra Therapeutics, Inc. (a)	5,481	16,827
Alector, Inc. (a)	5,789	55,574
Alkermes PLC (a)	15,640	451,214
Allakos, Inc. (a)	4,167	15,710
Allogene Therapeutics, Inc. (a)	6,835	57,072
Allovir, Inc. (a)	2,531	11,516
Alpine Immune Sciences, Inc. (a)	1,447	13,312
Altimmune, Inc. (a)	4,361	19,712
ALX Oncology Holdings, Inc. (a)	1,577	20,154
Amicus Therapeutics, Inc. (a)	25,906	183,414
AnaptysBio, Inc. (a)	1,762	41,231
Anavex Life Sciences Corp. (a)	6,578	56,505
Anika Therapeutics, Inc. (a)	520	11,196
Apellis Pharmaceuticals, Inc. (a)	7,628	332,047
Applied Molecular Transport, Inc. (a)	2,289	9,820
Applied Therapeutics, Inc. (a)	2,750	5,418
AquaBounty Technologies, Inc. (a)	8,810	11,805
Arbutus Biopharma Corp. (a)	9,943	23,167
Arcellx, Inc.	1,023	11,181
Arcturus Therapeutics Holdings, Inc. (a)	1,517	29,399
Arcus Biosciences, Inc. (a)	4,420	107,008
Arcutis Biotherapeutics, Inc. (a)	2,847	57,481
Ardelyx, Inc. (a)	10,995	9,048
Arrowhead Pharmaceuticals, Inc. (a)	10,072	414,060
Atara Biotherapeutics, Inc. (a)	8,940	56,858
Athenex, Inc. (a)	947	455
Athersys, Inc. (a)(b)	3,495	1,713
Atossa Therapeutics, Inc. (a)	12,209	12,331
Atreca, Inc. (a)	3,111	6,098
Aura Biosciences, Inc.	605	10,261
Avalo Therapeutics, Inc. (a)	2,571	1,056
Avid Bioservices, Inc. (a)	6,022	81,056
Avidity Biosciences, Inc. (a)	3,781	54,068
Avita Medical, Inc. (a)	2,203	13,438
AVROBIO, Inc. (a)	6,033	5,568
Beam Therapeutics, Inc. (a)(b)	5,051	189,564
BeyondSpring, Inc. (a)(b)	3,423	5,203
BioCryst Pharmaceuticals, Inc. (a)(b)	17,647	163,941
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,435	484,639
Biomea Fusion, Inc. (a)	976	2,928
BioXcel Therapeutics, Inc. (a)(b)	1,808	23,703
Black Diamond Therapeutics, Inc. (a)	3,404	8,272
bluebird bio, Inc. (a)	643	2,334
Blueprint Medicines Corp. (a)(b)	5,759	336,038
Bolt Biotherapeutics, Inc. (a)	338	527
BridgeBio Pharma, Inc. (a)	10,496	84,178
Brooklyn ImmunoTherapeutics, Inc. (a)	3,931	4,128
C4 Therapeutics, Inc. (a)	3,816	32,703
CareDx, Inc. (a)	4,970	151,287
Caribou Biosciences, Inc.	5,169	38,251
Catalyst Pharmaceutical Partners, Inc. (a)	9,512	72,481
Cel-Sci Corp. (a)	3,210	9,181
Celcuity, Inc. (a)	303	1,976
Celldex Therapeutics, Inc. (a)	4,539	138,666
Century Therapeutics, Inc. (b)	1,856	22,309
Cerevel Therapeutics Holdings (a)	4,004	117,237
ChemoCentryx, Inc. (a)	5,320	98,207
Chimerix, Inc. (a)	8,309	36,560
Chinook Therapeutics, Inc. (a)	4,008	60,641
Chinook Therapeutics, Inc. rights (a)(c)	702	35
Clene, Inc. (a)	940	2,435
Clovis Oncology, Inc. (a)	410	820
Codiak Biosciences, Inc. (a)	147	435
Cogent Biosciences, Inc. (a)(b)	3,973	25,507
Coherus BioSciences, Inc. (a)	6,795	61,427
Cortexyme, Inc. (a)	2,171	7,946
Crinetics Pharmaceuticals, Inc. (a)	4,505	91,542
Cue Biopharma, Inc. (a)	3,620	14,335
Cullinan Oncology, Inc. (a)	2,719	26,673
Curis, Inc. (a)	7,642	6,983
Cyteir Therapeutics, Inc.	2,382	5,360
Cytokinetics, Inc. (a)(b)	7,746	308,833
CytomX Therapeutics, Inc. (a)	7,326	12,527
Day One Biopharmaceuticals, Inc. (a)	2,359	20,099
Deciphera Pharmaceuticals, Inc. (a)	471	4,767
Denali Therapeutics, Inc. (a)	8,987	213,891
DermTech, Inc. (a)	2,373	20,289
Design Therapeutics, Inc. (a)	2,643	31,557
Dynavax Technologies Corp. (a)	10,655	94,084
Dyne Therapeutics, Inc. (a)	3,208	25,600
Eagle Pharmaceuticals, Inc. (a)	1,122	49,514
Editas Medicine, Inc. (a)	6,670	88,311
Eiger Biopharmaceuticals, Inc. (a)	3,347	22,994
Eliem Therapeutics, Inc.	59	186
Emergent BioSolutions, Inc. (a)	4,824	156,201
Enanta Pharmaceuticals, Inc. (a)	1,923	123,841
Entrada Therapeutics, Inc.	1,209	7,230
Epizyme, Inc. (a)	12,892	8,321
Erasca, Inc. (b)	6,390	46,519
Evelo Biosciences, Inc. (a)	3,476	8,586
Exagen, Inc. (a)	1,364	8,320
Fate Therapeutics, Inc. (a)(b)	8,003	228,566
FibroGen, Inc. (a)	8,055	74,912
Finch Therapeutics Group, Inc. (a)	318	805
Foghorn Therapeutics, Inc. (a)	2,020	23,412
Forma Therapeutics Holdings, Inc. (a)	3,095	23,398
Forte Biosciences, Inc. (a)	3,022	3,475
Fortress Biotech, Inc. (a)	10,235	11,259
G1 Therapeutics, Inc. (a)	1,537	7,900
Gemini Therapeutics, Inc. (a)	3,971	5,996
Generation Bio Co. (a)	4,151	26,276
Geron Corp. (a)(b)	33,757	47,597
Global Blood Therapeutics, Inc. (a)	6,126	188,068
Gossamer Bio, Inc. (a)	3,975	27,467
Graphite Bio, Inc.	3,371	13,551
Greenwich Lifesciences, Inc. (a)	491	5,818
Gritstone Bio, Inc. (a)	4,780	12,380
Gt Biopharma, Inc. (a)	637	1,344
Halozyme Therapeutics, Inc. (a)	13,541	540,286
Harpoon Therapeutics, Inc. (a)	2,370	5,333
Heron Therapeutics, Inc. (a)(b)	8,725	39,437
Homology Medicines, Inc. (a)	5,576	9,256
Hookipa Pharma, Inc. (a)	3,031	4,547
Humanigen, Inc. (a)	905	1,701
iBio, Inc. (a)	27,805	8,136
Ideaya Biosciences, Inc. (a)	3,472	33,296
IGM Biosciences, Inc. (a)	940	15,736
Imago BioSciences, Inc.	2,031	33,207
Immuneering Corp.	1,712	8,509
Immunic, Inc. (a)	2,020	13,675
ImmunityBio, Inc. (a)(b)	7,127	25,871
ImmunoGen, Inc. (a)	21,537	104,024
Immunovant, Inc. (a)	3,757	17,320
Impel Pharmaceuticals, Inc. (a)(b)	813	5,154
Infinity Pharmaceuticals, Inc. (a)	2,354	1,858
Inhibrx, Inc. (a)	2,742	43,461
Inovio Pharmaceuticals, Inc. (a)(b)	19,358	52,847
Inozyme Pharma, Inc. (a)	471	1,860
Insmed, Inc. (a)	11,682	256,654
Instil Bio, Inc. (a)	5,360	37,895
Intellia Therapeutics, Inc. (a)	6,813	334,041
Intercept Pharmaceuticals, Inc. (a)(b)	2,647	41,584
Ironwood Pharmaceuticals, Inc. Class A (a)	14,310	171,720
iTeos Therapeutics, Inc. (a)	2,008	53,594
Iveric Bio, Inc. (a)	11,216	155,342
Janux Therapeutics, Inc.	1,859	18,293
Jounce Therapeutics, Inc. (a)	3,567	18,905
Kalvista Pharmaceuticals, Inc. (a)	2,400	30,552
Karuna Therapeutics, Inc. (a)	2,173	242,203
Karyopharm Therapeutics, Inc. (a)	7,185	43,829
Keros Therapeutics, Inc. (a)	1,521	80,628
Kezar Life Sciences, Inc. (a)	3,719	44,182
Kiniksa Pharmaceuticals Ltd. (a)	3,224	30,080
Kinnate Biopharma, Inc. (a)	2,274	16,987
Kodiak Sciences, Inc. (a)	3,809	22,930
Kronos Bio, Inc. (a)	3,552	16,801
Krystal Biotech, Inc. (a)	1,988	120,493
Kura Oncology, Inc. (a)	6,376	91,496
Kymera Therapeutics, Inc. (a)	3,368	105,587
Lexicon Pharmaceuticals, Inc. (a)	524	948
Ligand Pharmaceuticals, Inc. Class B (a)	1,474	136,876
Lineage Cell Therapeutics, Inc. (a)	5,472	6,676
Lyell Immunopharma, Inc. (b)	14,680	75,308
Macrogenics, Inc. (a)	5,451	38,975
Madrigal Pharmaceuticals, Inc. (a)	1,189	83,230
Magenta Therapeutics, Inc. (a)	3,820	5,463
MannKind Corp. (a)(b)	24,161	75,624
MEI Pharma, Inc. (a)	15,604	7,669
MeiraGTx Holdings PLC (a)	3,125	32,156
Mersana Therapeutics, Inc. (a)	7,816	27,200
MiMedx Group, Inc. (a)(b)	11,060	43,687
MiNK Therapeutics, Inc.	306	685
Mirum Pharmaceuticals, Inc. (a)	474	11,272
Molecular Templates, Inc. (a)	5,285	8,985
Monte Rosa Therapeutics, Inc. (b)	2,940	32,046
Morphic Holding, Inc. (a)	2,117	64,166
Mustang Bio, Inc. (a)	720	536
Myriad Genetics, Inc. (a)	7,816	160,228
Neoleukin Therapeutics, Inc. (a)	5,968	7,281
Nkarta, Inc. (a)	1,559	28,748
Nurix Therapeutics, Inc. (a)	3,182	35,225
Nuvalent, Inc. Class A (a)(b)	1,926	19,819
Ocugen, Inc. (a)	18,595	40,723
Olema Pharmaceuticals, Inc. (a)	184	469
Omega Therapeutics, Inc. (a)	2,477	8,447
OncoCyte Corp. (a)	2,303	2,671
Oncorus, Inc. (a)	318	372
Oncternal Therapeutics, Inc. (a)	1,980	1,690
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Opko Health, Inc. (a)	39,503	106,658
Organogenesis Holdings, Inc. Class A (a)	6,990	45,016
ORIC Pharmaceuticals, Inc. (a)	3,512	11,660
Outlook Therapeutics, Inc. (a)	12,239	18,970
Oyster Point Pharma, Inc. (a)	1,295	8,262
PMV Pharmaceuticals, Inc. (a)	2,606	37,761
Portage Biotech, Inc. (a)	91	504
Poseida Therapeutics, Inc. (a)	810	2,503
Praxis Precision Medicines, Inc. (a)	1,802	14,596
Precigen, Inc. (a)	1,377	1,831
Precision BioSciences, Inc. (a)	6,285	12,507
Prelude Therapeutics, Inc. (a)	1,342	6,160
Prometheus Biosciences, Inc. (a)	2,912	76,586
Protagonist Therapeutics, Inc. (a)	4,437	40,332
Prothena Corp. PLC (a)	3,577	104,305
PTC Therapeutics, Inc. (a)	6,850	242,011
Puma Biotechnology, Inc. (a)	4,529	10,688
Pyxis Oncology, Inc.	1,494	3,660
Radius Health, Inc. (a)	4,351	29,761
Rallybio Corp. (a)	1,740	17,330
RAPT Therapeutics, Inc. (a)	2,142	32,408
Recursion Pharmaceuticals, Inc. (a)	10,758	66,700
REGENXBIO, Inc. (a)	3,907	108,458
Relay Therapeutics, Inc. (a)	6,883	164,022
Reneo Pharmaceuticals, Inc. (a)	1,544	3,582
Replimune Group, Inc. (a)	3,128	52,457
Revolution Medicines, Inc. (a)	5,920	118,222
Rhythm Pharmaceuticals, Inc. (a)	4,419	27,663
Rigel Pharmaceuticals, Inc. (a)	17,635	41,619
Rocket Pharmaceuticals, Inc. (a)	3,894	40,030
Rubius Therapeutics, Inc. (a)	4,288	7,118
Sana Biotechnology, Inc. (a)(b)	8,781	66,297
Sangamo Therapeutics, Inc. (a)	12,867	53,398
Scholar Rock Holding Corp. (a)	1,592	11,255
Selecta Biosciences, Inc. (a)	8,397	6,435
Sensei Biotherapeutics, Inc. (a)	1,151	1,784
Sera Prognostics, Inc.	1,294	2,976
Seres Therapeutics, Inc. (a)	6,409	30,315
Sesen Bio, Inc. (a)	5,775	2,195
Shattuck Labs, Inc. (a)	556	2,135
Sigilon Therapeutics, Inc. (a)	4,026	4,227
Silverback Therapeutics, Inc. (a)	2,580	8,024
Solid Biosciences, Inc. (a)	9,041	5,063
Sorrento Therapeutics, Inc. (a)(b)	28,433	42,934
Spectrum Pharmaceuticals, Inc. (a)	18,126	14,640
Spero Therapeutics, Inc. (a)	2,161	10,502
Springworks Therapeutics, Inc. (a)	2,881	123,624
Spruce Biosciences, Inc. (a)	2,099	3,694
SQZ Biotechnologies Co. (a)	3,057	11,280
Stoke Therapeutics, Inc. (a)	1,951	28,172
Summit Therapeutics, Inc. (a)	3,211	5,105
Surface Oncology, Inc. (a)	4,900	10,388
Sutro Biopharma, Inc. (a)	4,621	27,772
Syndax Pharmaceuticals, Inc. (a)	4,922	82,542
Syros Pharmaceuticals, Inc. (a)	513	432
Talaris Therapeutics, Inc. (a)	2,303	16,259
Taysha Gene Therapies, Inc. (a)	116	425
TCR2 Therapeutics, Inc. (a)	4,355	9,276
Tenaya Therapeutics, Inc. (a)	2,902	26,756
TG Therapeutics, Inc. (a)	12,083	83,856
TONIX Pharmaceuticals Holding (a)	61,721	9,005
Travere Therapeutics, Inc. (a)	5,807	145,930
Trevena, Inc. (a)	10,158	3,012
Turning Point Therapeutics, Inc. (a)	4,544	133,775
Twist Bioscience Corp. (a)	5,491	158,360
Tyra Biosciences, Inc.	1,280	9,562
UroGen Pharma Ltd. (a)	2,258	15,941
Vanda Pharmaceuticals, Inc. (a)	5,442	53,985
Vaxart, Inc. (a)(b)	12,161	42,320
Vaxcyte, Inc. (a)	4,173	101,028
VBI Vaccines, Inc. (a)	21,294	26,618
Vera Therapeutics, Inc. (a)	1,381	27,620
Veracyte, Inc. (a)	6,654	136,207
Verastem, Inc. (a)	19,424	27,582
Vericel Corp. (a)	4,558	129,903
Verve Therapeutics, Inc.	3,571	53,279
Vigil Neuroscience, Inc.	923	3,129
Viking Therapeutics, Inc. (a)	8,364	19,906
Vincerx Pharma, Inc. (a)	601	1,551
Vir Biotechnology, Inc. (a)	5,921	120,492
Viracta Therapeutics, Inc. (a)	4,192	10,690
VistaGen Therapeutics, Inc. (a)	17,961	22,810
Vor Biopharma, Inc. (a)	721	4,131
Werewolf Therapeutics, Inc. (a)	2,293	10,204
Xbiotech, Inc.	2,358	18,298
Xencor, Inc. (a)	5,627	140,562
Xilio Therapeutics, Inc.	951	3,357
XOMA Corp. (a)	639	12,288
Y-mAbs Therapeutics, Inc. (a)	3,351	28,148
Zentalis Pharmaceuticals, Inc. (a)	3,609	95,711
		14,731,128
Health Care Equipment & Supplies - 3.2%
Accuray, Inc. (a)	9,540	25,376
Acutus Medical, Inc. (a)	4,182	5,353
Alphatec Holdings, Inc. (a)	7,056	76,558
Angiodynamics, Inc. (a)	3,668	77,211
Apyx Medical Corp. (a)	3,331	12,558
Artivion, Inc. (a)	3,744	75,966
Asensus Surgical, Inc. (a)	1,785	809
Aspira Women's Health, Inc. (a)	2,836	1,805
Atricure, Inc. (a)	4,388	227,869
Atrion Corp.	133	83,340
Avanos Medical, Inc. (a)	4,731	137,956
AxoGen, Inc. (a)	3,410	24,688
Axonics Modulation Technologies, Inc. (a)	4,470	231,635
BioLife Solutions, Inc. (a)	1,072	13,582
Bioventus, Inc. (a)	2,724	32,770
Butterfly Network, Inc. Class A (a)(b)	13,332	44,396
Cardiovascular Systems, Inc. (a)	3,871	72,388
Cerus Corp. (a)	16,820	77,708
ClearPoint Neuro, Inc. (a)	2,313	19,822
CONMED Corp.	2,814	374,149
CryoPort, Inc. (a)	4,056	91,503
Cue Health, Inc.	1,633	10,941
Cutera, Inc. (a)	1,699	92,273
CVRx, Inc.	1,002	6,242
CytoSorbents Corp. (a)	2,058	4,322
Eargo, Inc. (a)	3,360	12,701
Glaukos Corp. (a)	4,440	209,968
Haemonetics Corp. (a)	4,908	248,688
Heska Corp. (a)	963	105,776
Inari Medical, Inc. (a)(b)	3,359	271,071
Inogen, Inc. (a)	1,934	48,892
Integer Holdings Corp. (a)	3,173	238,514
Intersect ENT, Inc. (a)	3,136	85,832
Invacare Corp. (a)	4,662	7,739
IRadimed Corp.	624	20,536
iRhythm Technologies, Inc. (a)	2,866	353,578
Lantheus Holdings, Inc. (a)	6,522	433,126
Lantheus Holdings, Inc. rights (a)(c)	4,219	0
LeMaitre Vascular, Inc.	1,884	81,408
LivaNova PLC (a)	5,191	397,942
Lucid Diagnostics, Inc.	1,345	2,838
Meridian Bioscience, Inc. (a)	4,168	106,659
Merit Medical Systems, Inc. (a)	4,978	308,686
Mesa Laboratories, Inc.	481	102,756
Natus Medical, Inc. (a)	3,307	110,024
Neogen Corp. (a)(b)	10,467	276,329
Neuronetics, Inc. (a)	3,403	8,303
NeuroPace, Inc. (a)	135	1,085
Nevro Corp. (a)	3,390	209,129
NuVasive, Inc. (a)	5,047	259,618
OraSure Technologies, Inc. (a)	7,059	43,342
Ortho Clinical Diagnostics Holdings PLC (a)	11,707	206,160
Orthofix International NV (a)	1,644	50,964
OrthoPediatrics Corp. (a)	1,383	62,346
Outset Medical, Inc. (a)	4,599	160,413
Paragon 28, Inc.	909	16,335
PAVmed, Inc. (a)	8,709	11,060
PROCEPT BioRobotics Corp.	718	25,532
Pulmonx Corp. (a)	2,601	62,684
Pulse Biosciences, Inc. (a)	1,780	4,450
Pulse Biosciences, Inc. rights 5/23/22 (a)(c)	1,780	409
Quotient Ltd. (a)	2,015	1,162
Retractable Technologies, Inc. (a)	451	1,727
RxSight, Inc. (b)	1,849	22,687
Seaspine Holdings Corp. (a)	1,991	18,536
Senseonics Holdings, Inc. (a)(b)	42,121	58,969
Shockwave Medical, Inc. (a)	3,289	497,067
SI-BONE, Inc. (a)	3,296	65,854
Sientra, Inc. (a)	802	1,139
Sight Sciences, Inc.	2,374	16,571
Silk Road Medical, Inc. (a)	3,395	118,995
Staar Surgical Co. (a)	4,647	265,297
Stereotaxis, Inc. (a)	4,893	12,233
SurModics, Inc. (a)	1,332	51,495
Tactile Systems Technology, Inc. (a)	1,963	33,135
TransMedics Group, Inc. (a)	2,571	53,888
Treace Medical Concepts, Inc. (a)	3,001	58,820
UFP Technologies, Inc. (a)	657	45,116
Utah Medical Products, Inc.	356	30,114
Vapotherm, Inc. (a)	2,415	10,723
Varex Imaging Corp. (a)	3,687	73,187
ViewRay, Inc. (a)	15,044	40,167
Zynex, Inc.	2,530	16,116
		7,859,111
Health Care Providers & Services - 2.9%
1Life Healthcare, Inc. (a)	11,203	78,981
Accolade, Inc. (a)	5,179	28,795
AdaptHealth Corp. (a)	7,009	88,734
Addus HomeCare Corp. (a)	1,499	126,336
Agiliti, Inc. (a)	2,254	44,494
AirSculpt Technologies, Inc. (a)	749	7,842
Alignment Healthcare, Inc. (a)	7,758	74,554
AMN Healthcare Services, Inc. (a)	4,582	447,891
Apollo Medical Holdings, Inc. (a)	3,688	134,538
Aveanna Healthcare Holdings, Inc. (a)	1,452	4,240
Brookdale Senior Living, Inc. (a)	18,117	111,963
Castle Biosciences, Inc. (a)	2,109	47,115
Community Health Systems, Inc. (a)	12,130	93,037
Corvel Corp. (a)	836	129,647
Covetrus, Inc. (a)	10,146	140,015
Cross Country Healthcare, Inc. (a)	3,521	65,984
Fulgent Genetics, Inc. (a)	2,053	112,669
Hanger, Inc. (a)	3,647	59,957
HealthEquity, Inc. (a)	7,956	495,818
InfuSystems Holdings, Inc. (a)	1,912	15,162
Innovage Holding Corp. (a)	1,738	7,977
Invitae Corp. (a)	19,524	103,672
LHC Group, Inc. (a)	2,977	493,735
LifeStance Health Group, Inc.	7,063	47,817
MEDNAX, Inc. (a)	7,346	136,048
Modivcare, Inc. (a)	1,217	126,531
National Healthcare Corp.	1,186	80,719
National Research Corp. Class A	1,406	48,226
Ontrak, Inc. (a)	2,506	2,982
Option Care Health, Inc. (a)	15,428	460,989
Owens & Minor, Inc. (b)	7,038	249,779
Patterson Companies, Inc.	8,285	254,929
Pennant Group, Inc. (a)	2,589	42,434
PetIQ, Inc. Class A (a)	2,641	52,556
Privia Health Group, Inc. (a)	4,075	89,609
Progyny, Inc. (a)(b)	6,298	242,158
R1 RCM, Inc. (a)	11,578	260,737
RadNet, Inc. (a)	4,411	86,015
Select Medical Holdings Corp. (b)	10,754	243,148
Sharps Compliance Corp. (a)	563	2,432
Surgery Partners, Inc. (a)	3,366	172,205
Tenet Healthcare Corp. (a)	10,302	746,998
The Ensign Group, Inc.	5,093	409,121
The Joint Corp. (a)	1,408	42,972
Tivity Health, Inc. (a)	4,201	134,978
U.S. Physical Therapy, Inc.	1,246	129,297
Viemed Healthcare, Inc. (a)	4,101	20,423
		6,996,259
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	11,799	243,767
American Well Corp. (a)	19,001	59,473
Computer Programs & Systems, Inc. (a)	1,346	42,964
Convey Health Solutions Holdin	1,580	8,042
Evolent Health, Inc. (a)	7,759	213,528
Forian, Inc. (a)	2,268	7,711
Health Catalyst, Inc. (a)	5,276	87,793
HealthStream, Inc. (a)	2,470	47,177
iCAD, Inc. (a)	188	677
Inspire Medical Systems, Inc. (a)	2,619	538,885
MultiPlan Corp. Class A (a)	31,945	141,516
NantHealth, Inc. (a)	6,010	4,233
Nextgen Healthcare, Inc. (a)	5,386	101,526
Omnicell, Inc. (a)	4,265	465,610
OptimizeRx Corp. (a)	1,779	50,008
Phreesia, Inc. (a)	4,954	113,348
Schrodinger, Inc. (a)	4,516	111,636
Simulations Plus, Inc.	1,534	71,576
		2,309,470
Life Sciences Tools & Services - 0.5%
Absci Corp. (b)	5,585	33,007
Akoya Biosciences, Inc. (a)	1,495	14,068
Alpha Teknova, Inc.	135	1,516
Berkeley Lights, Inc. (a)	5,005	24,900
BioNano Genomics, Inc. (a)(b)	29,502	48,088
ChromaDex, Inc. (a)	6,088	11,506
Codex DNA, Inc.	970	3,589
Codexis, Inc. (a)	5,882	70,760
Cytek Biosciences, Inc.	9,508	89,851
Harvard Bioscience, Inc. (a)	3,889	20,301
Inotiv, Inc. (a)	1,737	24,752
IsoPlexis Corp.	796	1,735
MaxCyte, Inc.	10,026	55,544
Medpace Holdings, Inc. (a)	2,835	378,671
Nanostring Technologies, Inc. (a)	4,522	84,923
NeoGenomics, Inc. (a)	11,073	104,640
Pacific Biosciences of California, Inc. (a)	18,290	115,959
Personalis, Inc. (a)	3,319	18,586
Quanterix Corp. (a)	3,078	68,301
Rapid Micro Biosystems, Inc.	1,873	10,920
Seer, Inc. (a)	4,225	30,758
Singular Genomics Systems, Inc. (a)	4,872	19,926
Standard BioTools, Inc. (a)	7,049	18,680
		1,250,981
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)	28,722	12,000
Aclaris Therapeutics, Inc. (a)	5,081	62,598
Aerie Pharmaceuticals, Inc. (a)	4,300	30,573
Amneal Pharmaceuticals, Inc. (a)	10,344	39,928
Amphastar Pharmaceuticals, Inc. (a)	3,595	127,515
Ampio Pharmaceuticals, Inc. (a)(b)	23,212	5,343
Amylyx Pharmaceuticals, Inc.	911	8,199
Angion Biomedica Corp. (a)	1,487	1,859
ANI Pharmaceuticals, Inc. (a)	513	15,139
Antares Pharma, Inc. (a)	17,326	96,419
Arvinas Holding Co. LLC (a)	4,613	253,577
Atea Pharmaceuticals, Inc. (a)	5,832	34,234
Athira Pharma, Inc. (a)	3,242	33,360
Axsome Therapeutics, Inc. (a)(b)	2,715	86,201
Cara Therapeutics, Inc. (a)	4,531	39,510
Cassava Sciences, Inc. (a)(b)	3,712	77,469
CinCor Pharma, Inc. (b)	1,201	28,572
Citius Pharmaceuticals, Inc. (a)	13,037	13,167
Collegium Pharmaceutical, Inc. (a)	3,400	54,740
Corcept Therapeutics, Inc. (a)	8,548	183,867
CorMedix, Inc. (a)	4,074	14,015
CymaBay Therapeutics, Inc. (a)	9,675	21,962
DICE Therapeutics, Inc.	1,371	27,859
Durect Corp. (a)	14,038	6,317
Edgewise Therapeutics, Inc. (a)	2,459	19,623
Endo International PLC (a)	22,777	45,554
Esperion Therapeutics, Inc. (a)	6,007	34,120
Evolus, Inc. (a)	3,401	38,057
Eyepoint Pharmaceuticals, Inc. (a)	2,558	28,905
Fulcrum Therapeutics, Inc. (a)	2,727	26,234
Harmony Biosciences Holdings, Inc. (a)	2,254	101,520
Ikena Oncology, Inc. (a)	1,321	5,125
Innoviva, Inc. (a)	4,182	71,345
Intra-Cellular Therapies, Inc. (a)	7,833	396,428
Kala Pharmaceuticals, Inc. (a)	7,077	4,597
KemPharm, Inc. (a)	2,701	12,073
Marinus Pharmaceuticals, Inc. (a)	3,898	25,805
Mind Medicine (MindMed), Inc. (a)	33,267	26,614
NGM Biopharmaceuticals, Inc. (a)	3,187	39,774
Nuvation Bio, Inc. (a)(b)	15,638	72,873
Ocular Therapeutix, Inc. (a)	4,156	14,837
Omeros Corp. (a)(b)	6,390	22,173
Oramed Pharmaceuticals, Inc. (a)	3,875	19,918
Pacira Biosciences, Inc. (a)(b)	4,315	321,770
Paratek Pharmaceuticals, Inc. (a)	813	1,797
Phathom Pharmaceuticals, Inc. (a)	701	9,071
Phibro Animal Health Corp. Class A	2,035	36,610
Pliant Therapeutics, Inc. (a)	782	4,583
Prestige Brands Holdings, Inc. (a)	4,864	265,866
Provention Bio, Inc. (a)	5,563	24,978
Rain Therapeutics, Inc. (a)	2,005	7,960
Reata Pharmaceuticals, Inc. (a)	2,743	69,617
Relmada Therapeutics, Inc. (a)	2,528	63,478
Revance Therapeutics, Inc. (a)	7,021	115,004
Seelos Therapeutics, Inc. (a)	12,787	7,928
SIGA Technologies, Inc.	4,575	31,430
Supernus Pharmaceuticals, Inc. (a)	4,855	135,455
Tarsus Pharmaceuticals, Inc. (a)	949	17,376
Terns Pharmaceuticals, Inc. (a)	783	1,253
TherapeuticsMD, Inc. (a)(b)	17,673	3,565
Theravance Biopharma, Inc. (a)	5,937	57,292
Theseus Pharmaceuticals, Inc.	1,179	9,632
Ventyx Biosciences, Inc.	1,058	15,373
Verrica Pharmaceuticals, Inc. (a)	583	3,830
WAVE Life Sciences (a)	1,912	3,728
Zogenix, Inc. rights (a)(c)	5,244	3,566
		3,491,160

TOTAL HEALTH CARE		36,638,109

INDUSTRIALS - 15.3%
Aerospace & Defense - 0.8%
AAR Corp. (a)	3,274	153,813
Aerojet Rocketdyne Holdings, Inc. (a)	7,275	290,855
AeroVironment, Inc. (a)	2,190	175,901
AerSale Corp. (a)	1,671	24,196
Astronics Corp. (a)	2,673	25,901
Byrna Technologies, Inc. (a)	1,714	10,147
Cadre Holding, Inc.	635	16,116
Ducommun, Inc. (a)	1,032	52,704
Kaman Corp.	2,693	105,054
Kratos Defense & Security Solutions, Inc. (a)	12,018	182,313
Maxar Technologies, Inc.	7,072	227,789
Moog, Inc. Class A	2,798	223,476
National Presto Industries, Inc.	489	34,783
Park Aerospace Corp.	1,836	21,481
Parsons Corp. (a)	2,527	93,322
Triumph Group, Inc. (a)	6,241	140,672
Vectrus, Inc. (a)	1,146	41,371
		1,819,894
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	5,722	179,099
Atlas Air Worldwide Holdings, Inc. (a)	2,773	191,171
Forward Air Corp.	2,614	253,480
Hub Group, Inc. Class A (a)	3,206	215,315
Radiant Logistics, Inc. (a)	4,017	23,178
		862,243
Airlines - 0.3%
Allegiant Travel Co. (a)	1,473	228,595
Frontier Group Holdings, Inc. (a)(b)	3,330	35,331
Hawaiian Holdings, Inc. (a)	5,048	85,614
Mesa Air Group, Inc. (a)	3,355	11,407
SkyWest, Inc. (a)	4,774	139,162
Spirit Airlines, Inc. (a)	9,645	227,718
Sun Country Airlines Holdings, Inc. (a)	3,118	85,776
		813,603
Building Products - 1.3%
AAON, Inc.	4,078	198,762
American Woodmark Corp. (a)	1,629	76,319
Apogee Enterprises, Inc.	2,369	104,236
Caesarstone Sdot-Yam Ltd.	1,321	12,985
Cornerstone Building Brands, Inc. (a)	5,331	130,023
CSW Industrials, Inc.	1,449	152,884
Gibraltar Industries, Inc. (a)	3,205	121,277
Griffon Corp.	5,018	93,887
Insteel Industries, Inc.	1,822	77,289
Jeld-Wen Holding, Inc. (a)	8,916	185,364
Masonite International Corp. (a)	2,333	180,854
PGT Innovations, Inc. (a)	5,636	100,152
Quanex Building Products Corp.	3,419	65,713
Resideo Technologies, Inc. (a)	14,096	317,019
Simpson Manufacturing Co. Ltd.	4,244	439,975
UFP Industries, Inc.	5,857	453,156
View, Inc. Class A (a)	6,298	9,699
Zurn Water Solutions Corp.	11,711	365,617
		3,085,211
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	6,555	316,410
ACCO Brands Corp.	9,009	66,036
Aris Water Solution, Inc. Class A	1,893	32,067
Brady Corp. Class A	4,580	204,955
BrightView Holdings, Inc. (a)	4,731	59,894
Casella Waste Systems, Inc. Class A (a)	4,772	392,449
CECO Environmental Corp. (a)	3,220	15,295
Cimpress PLC (a)	1,740	87,887
CompX International, Inc. Class A	171	3,630
CoreCivic, Inc. (a)	11,584	143,989
Deluxe Corp.	4,178	113,140
Ennis, Inc.	2,337	40,313
Harsco Corp. (a)	7,653	78,214
Healthcare Services Group, Inc.	7,346	125,543
Heritage-Crystal Clean, Inc. (a)	1,495	40,814
HNI Corp.	4,264	151,969
Interface, Inc.	5,686	72,155
KAR Auction Services, Inc. (a)	11,721	171,830
Kimball International, Inc. Class B	1,615	12,403
Matthews International Corp. Class A	3,106	92,590
Millerknoll, Inc.	7,294	231,439
Montrose Environmental Group, Inc. (a)	2,551	115,739
NL Industries, Inc.	812	5,587
Pitney Bowes, Inc.	17,531	92,388
SP Plus Corp. (a)	2,263	64,496
Steelcase, Inc. Class A	8,566	100,479
Team, Inc. (a)	2,957	4,258
Tetra Tech, Inc. (b)	5,240	729,827
The Brink's Co.	4,682	276,004
The GEO Group, Inc. (a)(b)	10,962	71,582
U.S. Ecology, Inc. (a)	3,078	147,713
UniFirst Corp.	1,461	251,730
Viad Corp. (a)	2,040	66,810
VSE Corp.	1,015	43,960
		4,423,595
Construction & Engineering - 1.6%
Ameresco, Inc. Class A (a)	3,020	152,329
API Group Corp. (a)	19,676	365,187
Arcosa, Inc.	4,722	252,769
Argan, Inc.	1,418	52,154
Comfort Systems U.S.A., Inc.	3,464	292,431
Concrete Pumping Holdings, Inc. (a)	2,602	14,519
Construction Partners, Inc. Class A (a)	3,904	100,762
Dycom Industries, Inc. (a)	2,865	243,267
EMCOR Group, Inc.	5,177	551,247
Fluor Corp. (a)(b)	13,796	341,451
Granite Construction, Inc.	4,448	131,883
Great Lakes Dredge & Dock Corp. (a)	6,182	85,373
IES Holdings, Inc. (a)	576	16,877
Infrastructure and Energy Alternatives, Inc. (a)	2,867	26,806
INNOVATE Corp. (a)	5,469	16,571
Matrix Service Co. (a)	3,056	20,781
MYR Group, Inc. (a)	1,611	127,414
Northwest Pipe Co. (a)	996	26,603
NV5 Global, Inc. (a)	1,270	152,146
Primoris Services Corp.	5,213	120,837
Sterling Construction Co., Inc. (a)	2,716	62,169
Tutor Perini Corp. (a)	4,074	37,766
Willscot Mobile Mini Holdings (a)	20,311	712,916
		3,904,258
Electrical Equipment - 0.9%
Advent Technologies Holdings, Inc. Class A (a)	4,297	8,379
Allied Motion Technologies, Inc.	1,222	29,743
American Superconductor Corp. (a)	3,244	17,291
Array Technologies, Inc. (a)	12,615	82,376
Atkore, Inc. (a)	4,364	419,380
AZZ, Inc.	2,353	107,391
Babcock & Wilcox Enterprises, Inc. (a)	5,637	42,334
Beam Global (a)	200	3,088
Blink Charging Co. (a)(b)	3,633	69,390
Bloom Energy Corp. Class A (a)(b)	13,906	258,095
Encore Wire Corp.	1,919	216,482
EnerSys	4,048	264,982
Eos Energy Enterprises, Inc. (a)	482	1,022
FTC Solar, Inc. (a)	4,439	12,429
FuelCell Energy, Inc. (a)	36,009	146,917
GrafTech International Ltd.	19,417	176,306
Powell Industries, Inc.	994	19,184
Preformed Line Products Co.	342	20,349
Romeo Power, Inc. (a)	12,149	13,364
Stem, Inc. (a)	11,312	81,107
Thermon Group Holdings, Inc. (a)	3,301	49,515
TPI Composites, Inc. (a)	3,295	37,695
Vicor Corp. (a)	2,098	126,971
		2,203,790
Machinery - 3.4%
AgEagle Aerial Systems, Inc. (a)	9,231	7,441
Alamo Group, Inc.	960	121,382
Albany International Corp. Class A	2,965	231,922
Altra Industrial Motion Corp.	6,369	248,391
Astec Industries, Inc.	2,229	87,154
Barnes Group, Inc.	4,566	153,326
Blue Bird Corp. (a)	1,755	28,133
Chart Industries, Inc. (a)	3,551	599,480
CIRCOR International, Inc. (a)	1,847	36,294
Columbus McKinnon Corp. (NY Shares)	2,735	96,956
Commercial Vehicle Group, Inc. (a)	3,081	22,122
Desktop Metal, Inc. (a)(b)	18,887	66,293
Douglas Dynamics, Inc.	2,246	69,536
Energy Recovery, Inc. (a)	4,051	75,025
Enerpac Tool Group Corp. Class A	5,955	119,576
EnPro Industries, Inc.	1,980	184,556
ESCO Technologies, Inc.	2,474	154,501
Evoqua Water Technologies Corp. (a)	11,246	468,846
Federal Signal Corp.	5,847	198,973
Franklin Electric Co., Inc.	4,462	312,072
Gorman-Rupp Co.	2,192	69,837
Helios Technologies, Inc.	3,155	211,953
Hillenbrand, Inc.	7,069	288,557
Hydrofarm Holdings Group, Inc. (a)	4,001	38,210
Hyliion Holdings Corp. Class A (a)(b)	1,748	5,611
Hyster-Yale Materials Handling Class A	1,072	32,932
Ideanomics, Inc. (a)(b)	50,876	36,590
John Bean Technologies Corp.	3,054	360,036
Kadant, Inc.	1,117	206,645
Kennametal, Inc.	8,125	209,056
Lindsay Corp.	1,060	143,259
Luxfer Holdings PLC sponsored	2,826	45,612
Manitowoc Co., Inc. (a)	3,584	47,452
Mayville Engineering Co., Inc. (a)	1,100	9,108
Meritor, Inc. (a)	6,591	236,683
Miller Industries, Inc.	1,208	32,386
Mueller Industries, Inc.	5,422	293,601
Mueller Water Products, Inc. Class A	15,121	181,906
Nikola Corp. (a)(b)	22,475	161,371
NN, Inc. (a)	1,295	3,924
Omega Flex, Inc.	197	21,867
Park-Ohio Holdings Corp.	210	2,014
Proto Labs, Inc. (a)	2,761	117,646
RBC Bearings, Inc. (a)(b)	2,721	458,080
REV Group, Inc.	3,500	41,720
Shyft Group, Inc. (The)	3,362	85,630
SPX Corp. (a)	4,263	178,620
Standex International Corp.	1,131	106,359
Tennant Co.	1,783	115,146
Terex Corp.	6,663	226,542
The Greenbrier Companies, Inc.	3,107	132,700
Titan International, Inc. (a)	5,011	69,452
Trinity Industries, Inc.	7,420	205,831
Wabash National Corp.	4,745	67,901
Watts Water Technologies, Inc. Class A	2,677	341,210
Welbilt, Inc. (a)	12,490	295,014
		8,362,440
Marine - 0.2%
Costamare, Inc.	4,998	67,023
Eagle Bulk Shipping, Inc.	880	54,771
Genco Shipping & Trading Ltd.	3,159	69,593
Matson, Inc.	4,018	345,628
Safe Bulkers, Inc.	6,323	25,988
		563,003
Professional Services - 1.9%
Acacia Research Corp. (a)	5,330	24,998
ASGN, Inc. (a)	4,938	560,216
Atlas Technical Consultants, Inc. (a)	1,493	18,065
Barrett Business Services, Inc.	711	51,171
CBIZ, Inc. (a)	4,690	196,464
CRA International, Inc.	687	56,588
Exponent, Inc.	5,041	482,978
First Advantage Corp.	5,363	93,102
Forrester Research, Inc. (a)	1,066	59,366
Franklin Covey Co. (a)	1,218	48,805
Heidrick & Struggles International, Inc.	1,881	60,117
Hirequest, Inc.	535	8,892
HireRight Holdings Corp.	2,221	38,401
Huron Consulting Group, Inc. (a)	2,116	109,566
ICF International, Inc.	1,770	174,894
Insperity, Inc.	3,507	371,917
KBR, Inc.	13,708	674,845
Kelly Services, Inc. Class A (non-vtg.)	3,394	65,470
Kforce, Inc.	1,949	136,527
Korn Ferry	5,220	320,717
ManTech International Corp. Class A	2,660	213,704
MISTRAS Group, Inc. (a)	1,831	10,418
Resources Connection, Inc.	2,926	50,298
Sterling Check Corp.	1,655	42,997
TriNet Group, Inc. (a)(b)	3,924	348,059
TrueBlue, Inc. (a)	3,334	85,250
Upwork, Inc. (a)	11,549	242,183
Willdan Group, Inc. (a)	1,063	28,573
		4,574,581
Road & Rail - 1.0%
ArcBest Corp.	2,477	178,740
Avis Budget Group, Inc. (a)(b)	4,013	1,074,160
Covenant Transport Group, Inc. Class A	1,264	25,963
Daseke, Inc. (a)	3,865	32,466
Heartland Express, Inc.	4,408	60,830
HyreCar, Inc. (a)	99	154
Marten Transport Ltd.	5,724	99,483
P.A.M. Transportation Services, Inc.	646	19,632
Saia, Inc. (a)	2,590	533,436
U.S. Xpress Enterprises, Inc. (a)	2,741	9,073
Universal Logistics Holdings, Inc.	904	18,333
Werner Enterprises, Inc.	5,838	231,360
Yellow Corp. (a)	5,352	23,977
		2,307,607
Trading Companies & Distributors - 1.7%
Alta Equipment Group, Inc. (a)	2,020	22,725
Applied Industrial Technologies, Inc.	3,706	387,981
Beacon Roofing Supply, Inc. (a)	5,417	323,016
BlueLinx Corp. (a)	900	60,003
Boise Cascade Co.	3,837	290,000
Custom Truck One Source, Inc. Class A (a)	6,035	39,650
DXP Enterprises, Inc. (a)	1,713	40,478
EVI Industries, Inc. (a)	145	2,072
GATX Corp. (b)	3,392	350,699
Global Industrial Co.	1,264	39,007
GMS, Inc. (a)	4,175	200,191
H&E Equipment Services, Inc.	3,159	112,081
Herc Holdings, Inc.	2,430	310,603
Karat Packaging, Inc. (a)	577	10,588
Lawson Products, Inc. (a)	528	20,059
McGrath RentCorp.	2,335	194,879
MRC Global, Inc. (a)	7,842	94,026
NOW, Inc. (a)	10,824	117,982
Rush Enterprises, Inc.:
Class A	4,400	223,872
Class B	262	12,694
Textainer Group Holdings Ltd.	4,539	152,238
Titan Machinery, Inc. (a)	1,919	45,250
Transcat, Inc. (a)	703	51,319
Triton International Ltd.	6,451	394,092
Veritiv Corp. (a)	1,391	195,491
WESCO International, Inc. (a)	4,349	536,058
Willis Lease Finance Corp. (a)	235	7,309
		4,234,363

TOTAL INDUSTRIALS		37,154,588

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.7%
ADTRAN, Inc.	4,729	82,237
Aviat Networks, Inc. (a)	1,034	30,917
CalAmp Corp. (a)	3,840	21,005
Calix, Inc. (a)	5,374	214,476
Cambium Networks Corp. (a)	1,110	16,950
Casa Systems, Inc. (a)	3,633	17,802
Clearfield, Inc. (a)	1,123	65,392
Comtech Telecommunications Corp.	2,191	29,798
Digi International, Inc. (a)	3,301	62,455
DZS, Inc. (a)	1,799	21,750
EMCORE Corp. (a)	3,271	11,285
Extreme Networks, Inc. (a)	12,464	119,654
Harmonic, Inc. (a)	8,903	73,895
Infinera Corp. (a)	18,116	139,312
Inseego Corp. (a)	9,110	25,964
KVH Industries, Inc. (a)	1,796	14,314
NETGEAR, Inc. (a)	2,798	60,717
NetScout Systems, Inc. (a)	6,713	206,760
Plantronics, Inc. (a)	4,164	165,977
Ribbon Communications, Inc. (a)	7,850	27,083
Viavi Solutions, Inc. (a)	22,254	319,122
		1,726,865
Electronic Equipment & Components - 2.3%
908 Devices, Inc. (a)	2,130	37,808
Advanced Energy Industries, Inc.	3,682	281,747
Aeva Technologies, Inc. (a)(b)	10,932	35,857
Akoustis Technologies, Inc. (a)	5,510	24,464
Arlo Technologies, Inc. (a)	8,256	63,901
Badger Meter, Inc.	2,829	228,272
Belden, Inc.	4,277	220,822
Benchmark Electronics, Inc.	3,503	83,231
CTS Corp.	3,066	108,444
Daktronics, Inc. (a)	3,970	13,300
ePlus, Inc. (a)	2,552	144,137
Fabrinet (a)	3,585	352,011
FARO Technologies, Inc. (a)	1,829	62,716
Identiv, Inc. (a)	2,274	27,720
II-VI, Inc. (a)(b)	10,328	632,177
Insight Enterprises, Inc. (a)	3,309	328,815
Iteris, Inc. (a)	5,097	13,150
Itron, Inc. (a)	4,458	213,003
Kimball Electronics, Inc. (a)	2,324	41,460
Knowles Corp. (a)	8,378	155,161
Luna Innovations, Inc. (a)	3,531	19,491
Methode Electronics, Inc. Class A	3,590	160,150
MicroVision, Inc. (a)(b)	16,265	52,536
Napco Security Technologies, Inc.	2,916	51,030
nLIGHT, Inc. (a)	4,338	57,045
Novanta, Inc. (a)(b)	3,438	442,471
OSI Systems, Inc. (a)	1,594	126,085
Ouster, Inc. (a)(b)	12,771	42,272
Par Technology Corp. (a)	2,544	84,054
PC Connection, Inc.	1,035	51,222
Plexus Corp. (a)	2,713	220,133
Rogers Corp. (a)	1,795	485,942
Sanmina Corp. (a)	6,051	247,425
ScanSource, Inc. (a)	2,420	82,861
TTM Technologies, Inc. (a)	9,949	138,789
Velodyne Lidar, Inc. (a)	438	823
Vishay Intertechnology, Inc.	12,915	240,606
Vishay Precision Group, Inc. (a)	1,181	36,859
		5,607,990
IT Services - 1.5%
BigCommerce Holdings, Inc. (a)	4,839	86,473
Brightcove, Inc. (a)	4,288	30,230
Cantaloupe, Inc. (a)	3,584	19,604
Cass Information Systems, Inc.	1,350	52,259
Conduent, Inc. (a)	16,267	91,583
CSG Systems International, Inc.	3,057	187,914
Digitalocean Holdings, Inc. (a)	4,961	195,612
EVERTEC, Inc.	5,856	230,726
EVO Payments, Inc. Class A (a)	4,597	103,570
ExlService Holdings, Inc. (a)	3,163	430,642
Flywire Corp. (a)	5,538	168,964
GreenBox POS (a)(b)	1,750	6,318
Grid Dynamics Holdings, Inc. (a)	4,294	59,772
Hackett Group, Inc.	2,220	52,148
i3 Verticals, Inc. Class A (a)	2,210	60,665
IBEX Ltd. (a)	558	8,643
International Money Express, Inc. (a)	3,149	62,571
Limelight Networks, Inc. (a)	12,233	43,672
Liveramp Holdings, Inc. (a)	6,482	203,016
Maximus, Inc.	5,935	432,543
MoneyGram International, Inc. (a)	8,679	87,918
Paya Holdings, Inc. (a)	8,745	44,512
Perficient, Inc. (a)	3,161	314,235
Priority Technology Holdings, Inc. (a)	1,537	7,378
Rackspace Technology, Inc. (a)	5,436	53,762
Remitly Global, Inc.	1,462	16,228
Repay Holdings Corp. (a)	8,611	115,215
StarTek, Inc. (a)	1,633	6,124
Ttec Holdings, Inc.	1,795	132,489
Tucows, Inc. (a)	919	52,953
Unisys Corp. (a)	6,464	91,853
Verra Mobility Corp. (a)	14,839	208,191
		3,657,783
Semiconductors & Semiconductor Equipment - 3.0%
Alpha & Omega Semiconductor Ltd. (a)	2,064	88,546
Ambarella, Inc. (a)(b)	3,448	283,012
Amkor Technology, Inc.	9,910	186,407
Atomera, Inc. (a)(b)	2,111	22,060
Axcelis Technologies, Inc. (a)	3,195	173,968
AXT, Inc. (a)	4,367	25,765
CEVA, Inc. (a)	2,238	81,329
CMC Materials, Inc.	2,750	492,003
Cohu, Inc. (a)	4,675	124,168
Credo Technology Group Holding Ltd. (b)	2,069	22,842
Diodes, Inc. (a)	4,210	307,456
FormFactor, Inc. (a)	7,544	287,502
Ichor Holdings Ltd. (a)	2,744	79,878
Impinj, Inc. (a)	1,872	92,215
Kopin Corp. (a)	8,550	13,680
Kulicke & Soffa Industries, Inc. (b)	5,945	275,907
Lattice Semiconductor Corp. (a)	13,239	636,002
MACOM Technology Solutions Holdings, Inc. (a)	4,773	243,184
MaxLinear, Inc. Class A (a)	6,926	331,548
Meta Materials, Inc. (a)(b)	20,743	24,892
NeoPhotonics Corp. (a)	4,899	74,171
NVE Corp.	225	10,436
Onto Innovation, Inc. (a)	4,740	337,204
PDF Solutions, Inc. (a)	2,902	67,472
Photronics, Inc. (a)	5,652	84,723
Power Integrations, Inc.	5,726	458,080
Rambus, Inc. (a)	10,448	260,260
Semtech Corp. (a)	6,273	373,871
Silicon Laboratories, Inc. (a)	3,676	495,929
SiTime Corp. (a)	1,571	264,823
SkyWater Technology, Inc. (a)	1,005	6,151
SMART Global Holdings, Inc. (a)	4,691	106,298
SunPower Corp. (a)	7,806	128,877
Synaptics, Inc. (a)	3,850	571,494
Ultra Clean Holdings, Inc. (a)	4,359	135,870
Veeco Instruments, Inc. (a)	4,790	109,787
		7,277,810
Software - 5.4%
8x8, Inc. (a)	11,288	103,511
A10 Networks, Inc.	5,800	82,824
ACI Worldwide, Inc. (a)	11,464	316,636
Agilysys, Inc. (a)	2,113	77,780
Alarm.com Holdings, Inc. (a)	4,612	281,701
Alkami Technology, Inc. (a)	2,572	33,693
Altair Engineering, Inc. Class A (a)	4,552	247,265
American Software, Inc. Class A	3,073	52,548
AppFolio, Inc. (a)	1,864	193,595
Appian Corp. Class A (a)	3,874	185,177
Arteris, Inc.	561	6,614
Asana, Inc. (a)	6,379	170,957
Avaya Holdings Corp. (a)	8,285	76,636
AvidXchange Holdings, Inc.	2,521	20,647
Benefitfocus, Inc. (a)	2,481	26,423
Blackbaud, Inc. (a)	4,647	269,572
BlackLine, Inc. (a)	5,306	355,767
Bottomline Technologies, Inc. (a)	4,271	241,824
Box, Inc. Class A (a)(b)	13,241	405,439
BTRS Holdings, Inc. (a)	9,615	64,613
Cerence, Inc. (a)	3,705	109,298
ChannelAdvisor Corp. (a)	2,888	41,905
Cleanspark, Inc. (a)	4,099	26,603
CommVault Systems, Inc. (a)	4,321	263,581
Consensus Cloud Solutions, Inc. (a)	1,571	82,823
CoreCard Corp. (a)	714	16,272
Couchbase, Inc.	2,379	40,443
CS Disco, Inc.	1,562	47,969
Digimarc Corp. (a)(b)	1,134	29,337
Digital Turbine, Inc. (a)(b)	8,904	281,812
Domo, Inc. Class B (a)	2,794	115,727
E2open Parent Holdings, Inc. (a)	19,490	150,853
Ebix, Inc.	2,567	76,497
eGain Communications Corp. (a)	2,148	22,232
Enfusion, Inc. Class A	2,309	29,486
EngageSmart, Inc.	1,686	35,204
Envestnet, Inc. (a)	5,261	418,986
EverCommerce, Inc. (b)	3,042	37,660
GTY Technology Holdings, Inc. (a)	4,214	25,663
Instructure Holdings, Inc.	1,191	21,557
Intapp, Inc.	1,424	35,515
InterDigital, Inc.	2,964	168,503
JFrog Ltd. (a)	5,277	110,131
Kaltura, Inc.	6,480	10,044
LivePerson, Inc. (a)	6,471	146,374
Marathon Digital Holdings, Inc. (a)(b)	9,362	146,047
MeridianLink, Inc. (b)	2,272	36,693
MicroStrategy, Inc. Class A (a)(b)	915	324,066
Mimecast Ltd. (a)	5,991	477,363
Mitek Systems, Inc. (a)	4,299	48,020
Model N, Inc. (a)	3,585	92,636
Momentive Global, Inc. (a)	12,897	204,031
ON24, Inc. (a)	2,541	32,194
Onespan, Inc. (a)	3,592	50,755
Pagerduty, Inc. (a)(b)	8,120	231,988
Ping Identity Holding Corp. (a)	5,927	154,873
Progress Software Corp.	4,233	203,099
PROS Holdings, Inc. (a)	3,924	109,597
Q2 Holdings, Inc. (a)	5,358	277,169
Qualys, Inc. (a)	3,312	451,359
Rapid7, Inc. (a)	5,468	522,303
Rekor Systems, Inc. (a)	3,711	11,022
Rimini Street, Inc. (a)	4,426	25,494
Riot Blockchain, Inc. (a)(b)	10,614	107,626
SailPoint Technologies Holding, Inc. (a)	8,883	567,002
Sapiens International Corp. NV	2,972	69,069
SecureWorks Corp. (a)	871	9,616
ShotSpotter, Inc. (a)	328	9,004
Smith Micro Software, Inc. (a)	399	1,229
Sprout Social, Inc. (a)	4,413	270,429
SPS Commerce, Inc. (a)	3,503	419,064
Stronghold Digital Mining, Inc. Class A	681	2,656
Sumo Logic, Inc. (a)	8,851	83,022
Telos Corp. (a)	4,035	31,433
Tenable Holdings, Inc. (a)	8,982	496,076
Upland Software, Inc. (a)	2,981	44,477
UserTesting, Inc. (a)	872	6,810
Varonis Systems, Inc. (a)	10,431	450,619
Verint Systems, Inc. (a)	6,136	334,780
Veritone, Inc. (a)(b)	2,919	31,613
Viant Technology, Inc. (a)	1,202	7,068
VirnetX Holding Corp. (a)(b)	7,815	11,097
Vonage Holdings Corp. (a)	24,429	487,603
Weave Communications, Inc.	759	3,598
Workiva, Inc. (a)	4,173	402,736
Xperi Holding Corp.	10,258	160,025
Yext, Inc. (a)	11,312	65,496
Zuora, Inc. (a)	11,087	134,929
		13,163,483
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	12,133	137,588
Avid Technology, Inc. (a)	3,489	110,636
Corsair Gaming, Inc. (a)(b)	2,492	37,704
Diebold Nixdorf, Inc. (a)	7,307	29,959
Eastman Kodak Co. (a)	4,543	23,487
Quantum Corp. (a)	4,942	9,242
Super Micro Computer, Inc. (a)	4,327	182,167
Turtle Beach Corp. (a)	1,533	25,509
		556,292

TOTAL INFORMATION TECHNOLOGY		31,990,223

MATERIALS - 4.0%
Chemicals - 2.0%
AdvanSix, Inc.	2,655	118,254
American Vanguard Corp.	2,859	61,183
Amyris, Inc. (a)(b)	17,509	60,056
Aspen Aerogels, Inc. (a)	2,169	46,850
Avient Corp.	8,863	436,414
Balchem Corp.	3,107	382,782
Cabot Corp. (b)	5,428	357,434
Chase Corp.	702	59,221
Danimer Scientific, Inc. (a)(b)	9,081	35,598
Ecovyst, Inc.	5,718	57,523
FutureFuel Corp.	2,622	24,935
GCP Applied Technologies, Inc. (a)	6,468	202,901
H.B. Fuller Co.	5,094	339,770
Hawkins, Inc.	1,863	69,453
Ingevity Corp. (a)	3,858	231,094
Innospec, Inc.	2,368	225,694
Intrepid Potash, Inc. (a)	970	74,283
Koppers Holdings, Inc.	1,997	48,447
Kronos Worldwide, Inc.	2,058	31,323
Livent Corp. (a)(b)	15,765	336,740
Marrone Bio Innovations, Inc. (a)	10,285	11,931
Minerals Technologies, Inc.	3,194	203,170
Orion Engineered Carbons SA	5,853	88,380
PureCycle Technologies, Inc. (a)	5,334	41,605
Quaker Houghton	1,322	215,103
Rayonier Advanced Materials, Inc. (a)	6,244	32,032
Sensient Technologies Corp.	4,073	344,576
Stepan Co.	2,080	212,389
Tredegar Corp.	2,529	28,957
Trinseo PLC	3,805	180,547
Tronox Holdings PLC	11,142	191,642
Valhi, Inc.	194	6,171
Zymergen, Inc. (a)	8,543	14,352
		4,770,810
Construction Materials - 0.1%
Summit Materials, Inc. (a)	11,553	321,173
United States Lime & Minerals, Inc.	205	22,450
		343,623
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	2,567	155,766
Class B	487	28,421
Myers Industries, Inc.	3,473	76,163
O-I Glass, Inc. (a)	15,148	204,195
Pactiv Evergreen, Inc.	4,117	40,594
Ranpak Holdings Corp. (A Shares) (a)	3,753	56,595
TriMas Corp.	4,131	122,030
		683,764
Metals & Mining - 1.5%
Allegheny Technologies, Inc. (a)	12,347	335,591
Arconic Corp. (a)	10,403	261,739
Carpenter Technology Corp.	4,632	176,850
Century Aluminum Co. (a)	4,958	83,641
Coeur d'Alene Mines Corp. (a)	25,330	91,948
Commercial Metals Co.	11,583	474,903
Compass Minerals International, Inc.	3,320	196,312
Constellium NV (a)	12,038	200,914
Gatos Silver, Inc. (a)	4,324	14,615
Haynes International, Inc.	1,207	47,170
Hecla Mining Co.	51,703	269,373
Kaiser Aluminum Corp.	1,547	149,286
Materion Corp.	1,956	166,553
MP Materials Corp. (a)	7,371	280,393
Novagold Resources, Inc. (a)	23,183	144,198
Olympic Steel, Inc.	917	31,481
Perpetua Resources Corp. (a)	3,810	13,449
PolyMet Mining Corp. (a)	3,109	9,793
Ryerson Holding Corp.	1,543	56,798
Schnitzer Steel Industries, Inc. Class A	2,559	116,767
SunCoke Energy, Inc.	7,989	66,468
TimkenSteel Corp. (a)	4,458	92,147
Warrior Metropolitan Coal, Inc.	4,970	169,328
Worthington Industries, Inc.	3,191	151,796
		3,601,513
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	1,659	54,929
Glatfelter Corp.	4,421	48,631
Neenah, Inc.	1,673	59,224
Schweitzer-Mauduit International, Inc.	3,131	78,776
		241,560

TOTAL MATERIALS		9,641,270

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Acadia Realty Trust (SBI)	8,614	180,205
Agree Realty Corp.	6,977	473,878
Alexander & Baldwin, Inc.	7,046	149,375
Alexanders, Inc.	220	54,597
American Assets Trust, Inc.	4,987	182,524
Apartment Investment & Management Co. Class A (a)	14,968	94,298
Apple Hospitality (REIT), Inc.	20,961	370,800
Armada Hoffler Properties, Inc.	6,885	93,292
Ashford Hospitality Trust, Inc. (a)	1,759	12,401
Braemar Hotels & Resorts, Inc.	6,380	38,663
Brandywine Realty Trust (SBI)	16,877	196,955
Broadstone Net Lease, Inc.	15,476	320,198
BRT Apartments Corp.	1,155	25,283
CareTrust (REIT), Inc.	9,721	157,577
CatchMark Timber Trust, Inc.	2,915	23,932
Centerspace	1,404	129,533
Chatham Lodging Trust (a)	5,081	72,963
City Office REIT, Inc.	4,229	62,758
Clipper Realty, Inc.	1,568	14,002
Community Healthcare Trust, Inc.	2,577	94,885
Corporate Office Properties Trust (SBI)	11,146	297,487
CTO Realty Growth, Inc.	577	36,795
DiamondRock Hospitality Co. (a)	20,751	220,376
Digitalbridge Group, Inc. (a)	47,453	330,273
Diversified Healthcare Trust (SBI)	23,829	53,615
Easterly Government Properties, Inc.	8,804	167,716
EastGroup Properties, Inc.	3,963	743,063
Empire State Realty Trust, Inc.	14,258	123,189
Equity Commonwealth (a)	10,479	274,445
Essential Properties Realty Trust, Inc.	12,150	291,600
Farmland Partners, Inc.	2,959	43,556
Four Corners Property Trust, Inc.	7,667	210,536
Franklin Street Properties Corp.	9,975	51,471
Getty Realty Corp.	4,199	112,995
Gladstone Commercial Corp.	3,854	81,088
Gladstone Land Corp.	3,078	112,039
Global Medical REIT, Inc.	6,190	91,364
Global Net Lease, Inc.	10,622	149,027
Healthcare Realty Trust, Inc. (b)	14,507	392,850
Hersha Hospitality Trust (a)	3,842	37,575
Independence Realty Trust, Inc.	21,558	587,671
Indus Realty Trust, Inc.	585	41,798
Industrial Logistics Properties Trust	6,528	105,492
iStar Financial, Inc.	6,562	110,504
Kite Realty Group Trust	21,273	474,388
LTC Properties, Inc.	3,927	129,591
LXP Industrial Trust (REIT)	27,060	339,603
National Health Investors, Inc.	4,324	222,816
National Storage Affiliates Trust	8,027	454,328
Necessity Retail (REIT), Inc./The	12,651	94,503
NETSTREIT Corp.	4,342	93,874
NexPoint Residential Trust, Inc.	2,154	192,051
Office Properties Income Trust	5,039	108,943
One Liberty Properties, Inc.	1,746	50,023
Outfront Media, Inc.	14,231	364,314
Paramount Group, Inc.	18,349	174,499
Pebblebrook Hotel Trust	12,787	312,259
Phillips Edison & Co., Inc.	11,191	378,927
Physicians Realty Trust	21,776	373,241
Piedmont Office Realty Trust, Inc. Class A	12,340	198,674
Plymouth Industrial REIT, Inc.	3,276	79,017
Postal Realty Trust, Inc.	2,236	37,632
Potlatch Corp.	6,478	358,816
Preferred Apartment Communities, Inc. Class A	5,086	126,540
PS Business Parks, Inc.	1,979	370,469
Retail Opportunity Investments Corp.	11,770	219,275
RLJ Lodging Trust	16,411	230,082
RPT Realty	8,724	115,942
Ryman Hospitality Properties, Inc. (a)	5,259	491,611
Sabra Health Care REIT, Inc.	22,535	263,209
Safehold, Inc.	2,108	90,749
Saul Centers, Inc.	1,194	61,622
Seritage Growth Properties (a)	3,913	38,739
Service Properties Trust	16,606	134,841
SITE Centers Corp.	17,163	272,892
Stag Industrial, Inc.	17,643	658,437
Summit Hotel Properties, Inc. (a)	10,756	106,162
Sunstone Hotel Investors, Inc. (a)	21,439	262,628
Tanger Factory Outlet Centers, Inc.	10,135	163,478
Terreno Realty Corp.	7,288	530,202
The Macerich Co. (b)	20,947	262,885
UMH Properties, Inc.	4,523	106,381
Uniti Group, Inc.	19,245	238,446
Universal Health Realty Income Trust (SBI)	1,299	65,197
Urban Edge Properties	11,484	214,636
Urstadt Biddle Properties, Inc. Class A	3,170	55,000
Veris Residential, Inc. (a)	8,771	140,424
Washington REIT (SBI)	8,306	200,092
Whitestone REIT Class B	4,865	59,110
Xenia Hotels & Resorts, Inc. (a)	11,260	217,205
		17,548,397
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)(b)	13,562	242,760
Douglas Elliman, Inc.	7,158	43,377
eXp World Holdings, Inc. (b)	6,214	83,205
Fathom Holdings, Inc. (a)	1,028	7,628
Forestar Group, Inc. (a)	1,803	29,407
FRP Holdings, Inc. (a)	634	35,827
Kennedy-Wilson Holdings, Inc.	11,397	257,002
Marcus & Millichap, Inc.	2,300	103,017
Newmark Group, Inc.	16,338	198,507
RE/MAX Holdings, Inc.	2,025	47,507
Realogy Holdings Corp. (a)	11,267	123,486
Redfin Corp. (a)	9,748	108,690
Tejon Ranch Co. (a)	2,003	36,675
The RMR Group, Inc.	1,545	42,148
The St. Joe Co.	3,236	172,188
		1,531,424

TOTAL REAL ESTATE		19,079,821

UTILITIES - 3.1%
Electric Utilities - 0.7%
Allete, Inc.	5,107	303,049
MGE Energy, Inc.	3,545	276,049
Otter Tail Corp.	4,004	232,072
PNM Resources, Inc.	8,287	386,671
Portland General Electric Co.	8,757	414,469
Via Renewables, Inc. Class A,	1,263	9,018
		1,621,328
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares (b)	6,171	437,647
Chesapeake Utilities Corp.	1,663	208,158
New Jersey Resources Corp.	9,308	401,733
Northwest Natural Holding Co.	3,003	143,633
ONE Gas, Inc.	5,117	431,721
South Jersey Industries, Inc.	9,993	341,661
Southwest Gas Corp. (b)	6,402	564,080
Spire, Inc. (b)	4,910	357,203
		2,885,836
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	2,809	79,832
Class C	8,436	257,551
Ormat Technologies, Inc. (b)	4,406	342,346
Sunnova Energy International, Inc. (a)	8,440	145,759
		825,488
Multi-Utilities - 0.5%
Avista Corp.	6,854	278,067
Black Hills Corp.	6,203	454,308
NorthWestern Energy Corp.	5,271	298,813
Unitil Corp.	1,540	78,540
		1,109,728
Water Utilities - 0.4%
American States Water Co.	3,555	279,636
Artesian Resources Corp. Class A	788	36,642
California Water Service Group	5,112	265,159
Global Water Resources, Inc.	1,259	18,029
Middlesex Water Co.	1,693	150,592
Pure Cycle Corp. (a)	2,079	21,726
SJW Corp.	2,668	157,412
York Water Co.	1,385	53,572
		982,768

TOTAL UTILITIES		7,425,148

TOTAL COMMON STOCKS
(Cost $232,506,983)		238,134,674
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d)
(Cost $198,178)	200,000	197,573
	Shares	Value

Money Market Funds - 12.1%
Fidelity Cash Central Fund 0.32% (e)	4,280,472	$4,281,328
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	25,195,904	25,198,424
TOTAL MONEY MARKET FUNDS
(Cost $29,479,751)		29,479,752
TOTAL INVESTMENT IN SECURITIES - 110.3%
(Cost $262,184,912)		267,811,999
NET OTHER ASSETS (LIABILITIES) - (10.3)%		(24,985,747)
NET ASSETS - 100%		$242,826,252

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	52	June 2022	$4,839,380	$(274,541)	$(274,541)

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $197,573.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$1,056,377	$98,510,928	$95,285,977	$3,450	$--	$--	$4,281,328	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	4,377,433	92,333,573	71,512,583	87,301	--	1	25,198,424	0.1%
Total	$5,433,810	$190,844,501	$166,798,560	$90,751	$--	$1	$29,479,752

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,956,342	$6,956,342	$--	$--
Consumer Discretionary	24,984,502	24,984,502	--	--
Consumer Staples	9,228,391	9,228,391	--	--
Energy	17,077,520	17,077,520	--	--
Financials	37,958,760	37,958,760	--	--
Health Care	36,638,109	36,634,099	--	4,010
Industrials	37,154,588	37,154,588	--	--
Information Technology	31,990,223	31,990,223	--	--
Materials	9,641,270	9,641,270	--	--
Real Estate	19,079,821	19,079,821	--	--
Utilities	7,425,148	7,425,148	--	--
U.S. Government and Government Agency Obligations	197,573	--	197,573	--
Money Market Funds	29,479,752	29,479,752	--	--
Total Investments in Securities:	$267,811,999	$267,610,416	$197,573	$4,010
Derivative Instruments:
Liabilities
Futures Contracts	$(274,541)	$(274,541)	$--	$--
Total Liabilities	$(274,541)	$(274,541)	$--	$--
Total Derivative Instruments:	$(274,541)	$(274,541)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(274,541)
Total Equity Risk	0	(274,541)
Total Value of Derivatives	$0	$(274,541)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022
Assets
Investment in securities, at value (including securities loaned of $23,885,951) — See accompanying schedule: Unaffiliated issuers (cost $232,705,161)	$238,332,247
Fidelity Central Funds (cost $29,479,751)	29,479,752
Total Investment in Securities (cost $262,184,912)		$267,811,999
Segregated cash with brokers for derivative instruments		98,297
Cash		34,301
Receivable for investments sold		39,600
Receivable for fund shares sold		438,918
Dividends receivable		64,577
Distributions receivable from Fidelity Central Funds		14,355
Other receivables		603
Total assets		268,502,650
Liabilities
Payable for fund shares redeemed	$314,318
Payable for daily variation margin on futures contracts	131,439
Other payables and accrued expenses	32,236
Collateral on securities loaned	25,198,405
Total liabilities		25,676,398
Net Assets		$242,826,252
Net Assets consist of:
Paid in capital		$242,718,601
Total accumulated earnings (loss)		107,651
Net Assets		$242,826,252
Net Asset Value, offering price and redemption price per share ($242,826,252 ÷ 18,224,936 shares)		$13.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2022
Investment Income
Dividends		$2,310,100
Non-Cash dividends		203,081
Interest		341
Income from Fidelity Central Funds (including $87,301 from security lending)		90,751
Total income		2,604,273
Expenses
Independent trustees' fees and expenses	$658
Total expenses before reductions	658
Expense reductions	(11)
Total expenses after reductions		647
Net investment income (loss)		2,603,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,065,478
Foreign currency transactions	32
Futures contracts	(458,995)
Total net realized gain (loss)		4,606,515
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(51,886,656)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(2)
Futures contracts	(299,477)
Total change in net unrealized appreciation (depreciation)		(52,186,134)
Net gain (loss)		(47,579,619)
Net increase (decrease) in net assets resulting from operations		$(44,975,993)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2022	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,603,626	$1,353,946
Net realized gain (loss)	4,606,515	(3,427,821)
Change in net unrealized appreciation (depreciation)	(52,186,134)	70,430,102
Net increase (decrease) in net assets resulting from operations	(44,975,993)	68,356,227
Distributions to shareholders	(6,456,110)	(1,405,453)
Share transactions
Proceeds from sales of shares	168,655,490	98,496,228
Reinvestment of distributions	4,332,568	985,990
Cost of shares redeemed	(56,802,403)	(92,479,443)
Net increase (decrease) in net assets resulting from share transactions	116,185,655	7,002,775
Total increase (decrease) in net assets	64,753,552	73,953,549
Net Assets
Beginning of period	178,072,700	104,119,151
End of period	$242,826,252	$178,072,700
Other Information
Shares
Sold	10,781,275	7,358,387
Issued in reinvestment of distributions	274,899	74,850
Redeemed	(3,645,940)	(7,554,968)
Net increase (decrease)	7,410,234	(121,731)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Index Fund

Years ended April 30,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.47	$9.52	$11.70	$11.43	$10.31
Income from Investment Operations
Net investment income (loss)A,B	.18	.14	.15	.16	.11
Net realized and unrealized gain (loss)	(2.89)	6.96	(1.98)	.35	1.10
Total from investment operations	(2.71)	7.10	(1.83)	.51	1.21
Distributions from net investment income	(.18)	(.15)	(.16)	(.11)	(.06)
Distributions from net realized gain	(.26)	–	(.19)	(.12)	(.03)
Total distributions	(.44)	(.15)	(.35)	(.24)C	(.09)
Net asset value, end of period	$13.32	$16.47	$9.52	$11.70	$11.43
Total ReturnD,E	(16.88)%	75.01%	(16.23)%	4.63%	11.72%
Ratios to Average Net AssetsB,F,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyH	-%	-%	-%	-%	-%
Expenses net of all reductionsH	-%	-%	-%	-%	-%
Net investment income (loss)	1.14%	1.09%	1.36%	1.36%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$242,826	$178,073	$104,119	$74,937	$50,926
Portfolio turnover rateI	18%	47%	18%	23%	34%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2022

1. Organization.

Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain deemed distributions, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$45,711,424
Gross unrealized depreciation	(44,068,475)
Net unrealized appreciation (depreciation)	$1,642,949
Tax Cost	$266,169,050

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$1,642,949

The Fund intends to elect to defer to its next fiscal year $1,535,298 of capital losses recognized during the period November 1, 2021 to April 30, 2022.

The tax character of distributions paid was as follows:

	April 30, 2022	April 30, 2021
Ordinary Income	$2,555,469	$ 1,405,453
Long-term Capital Gains	3,900,641	–
Total	$6,456,110	$ 1,405,453

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	157,537,130	40,753,476

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Small Cap Index Fund	$4,544	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Small Cap Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Small Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 300 funds. Mr. Chiel oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Flex Small Cap Index Fund	- %-C
Actual		$1,000.00	$816.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2022, $3,900,642, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 97% and 64% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 99% and 77% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2% and 18% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZAP-ANN-0622
1.9881631.105

Fidelity® Large Cap Value Index Fund

Annual Report

April 30, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2022	Past 1 year	Past 5 years	Life of fundA
Fidelity® Large Cap Value Index Fund	1.27%	9.07%	9.97%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Index Fund on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$17,514	Fidelity® Large Cap Value Index Fund
$17,516	Russell 1000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 0.21% for the 12 months ending April 30, 2022. After posting a strong result in 2021, large-cap stocks retreated to begin the new year amid several notable headwinds that stoked volatility, uncertainty and investor anxiety. Chief among these was the U.S. Federal Reserve’s accelerated plan to hike interest rates and aggressively wind down its balance sheet in an attempt to rein in historically high inflation. In addition, geopolitical unrest rose as Russia invaded Ukraine in late February and escalated its attack through period end. Other factors influencing stocks included surging commodity prices, rising bond yields, supply constraint and disruption, and the potential for variants of the coronavirus to upend the economy. Against this backdrop, the S&P 500® index returned -5.17% in January and -2.99% in February, falling on mixed corporate earnings, particularly among some highflying tech firms. Volatility eased in March and the index gained 3.71% for the month. April saw a sharp reversal, with the index returning -8.72% amid clearer signals of the Fed’s intension to tighten monetary policy and angst about the economic toll of “zero-COVID” lockdowns in China. It was the largest monthly decline for the S&P 500® since March 2020. For the full 12 months, the growth-oriented communication services (-22%) and consumer discretionary (-11%) sectors lagged most. In contrast, energy (+61%) rode a surge in commodity prices and led the market by a wide margin, followed by the defensive consumer staples (+17%) sector.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending April 30, 2022, the fund gained 1.27%, roughly in line with the 1.32% advance of the benchmark Russell 1000® Value Index. By sector, energy gained 62% and contributed most. Health care stocks also helped, gaining 10%. The consumer staples sector rose roughly 15%. Other notable contributors included the real estate (+12%), utilities (+10%), and materials (+8%) sectors. Conversely, communication services returned -21% and detracted most. Information technology (-13%), especially in the software & services industry (-18%), and industrials (-9%) also hurt. Other notable detractors included the financials (-3%) and consumer discretionary (-11%) sectors. Turning to individual stocks, the top contributor was Exxon Mobil (+57%), from the energy sector. Also in energy, Chevron (+60%) was helpful, while UnitedHealth Group (+29%) from the health care equipment & services category also contributed. Berkshire Hathaway, within the diversified financials industry, rose approximately 17%, and Procter & Gamble, within the household & personal products group, gained 23% and boosted the fund. Conversely, the biggest individual detractor was Disney (-40%), from the media & entertainment segment, followed by JPMorgan Chase (-20%), which is in the banks group. Within media & entertainment, Comcast returned -28% and hurt. Other detractors were Intel (-22%), a stock in the semiconductors & semiconductor equipment category, and Salesforce (-24%), from the software & services segment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.0
Johnson & Johnson	2.4
UnitedHealth Group, Inc.	2.3
Procter & Gamble Co.	2.0
Exxon Mobil Corp.	1.8
JPMorgan Chase & Co.	1.8
Chevron Corp.	1.5
Pfizer, Inc.	1.4
Bank of America Corp.	1.3
Merck & Co., Inc.	1.1
18.6

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	19.7
Health Care	18.4
Industrials	10.7
Information Technology	8.9
Consumer Staples	8.1
Energy	7.4
Communication Services	6.7
Utilities	5.5
Consumer Discretionary	5.1
Real Estate	5.0
Materials	4.1

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.2%

Schedule of Investments April 30, 2022

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,927,379	$36,350,368
Lumen Technologies, Inc. (a)	274,900	2,765,494
Verizon Communications, Inc.	1,133,724	52,491,421
		91,607,283
Entertainment - 1.8%
Activision Blizzard, Inc.	208,318	15,748,841
Electronic Arts, Inc.	75,561	8,919,976
Live Nation Entertainment, Inc. (b)	22,950	2,406,996
Madison Square Garden Sports Corp. (b)	3,129	507,242
Take-Two Interactive Software, Inc. (b)	24,680	2,949,507
The Walt Disney Co. (b)	464,928	51,899,913
Warner Bros Discovery, Inc. (b)	595,760	10,813,044
World Wrestling Entertainment, Inc. Class A (a)	1,583	92,431
Zynga, Inc. (b)	144,935	1,198,612
		94,536,562
Interactive Media & Services - 1.1%
Alphabet, Inc.:
Class A (b)	11,284	25,752,232
Class C (b)	10,373	23,850,950
IAC (b)	20,630	1,709,814
TripAdvisor, Inc. (a)(b)	10,449	268,226
Twitter, Inc. (b)	188,207	9,225,907
Vimeo, Inc. (b)	2,979	30,356
		60,837,485
Media - 1.7%
Altice U.S.A., Inc. Class A (b)	16,787	155,783
Cable One, Inc.	684	797,681
Charter Communications, Inc. Class A (b)	1,719	736,574
Comcast Corp. Class A	1,214,184	48,275,956
DISH Network Corp. Class A (b)	67,018	1,910,683
Fox Corp.:
Class A	83,529	2,993,679
Class B	40,421	1,343,594
Interpublic Group of Companies, Inc.	105,637	3,445,879
Liberty Broadband Corp.:
Class A (b)	6,530	703,020
Class C (b)	37,813	4,228,250
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	53,282	3,321,067
Liberty Media Class A (b)	6,614	379,776
Liberty SiriusXM Series A (b)	25,161	1,052,485
Liberty SiriusXM Series C (b)	42,962	1,799,249
Loyalty Ventures, Inc. (b)	5,232	66,917
News Corp.:
Class A	105,010	2,085,499
Class B	32,737	651,794
Nexstar Broadcasting Group, Inc. Class A	9,901	1,568,516
Omnicom Group, Inc.	55,803	4,248,282
Paramount Global:
Class A (a)	2,719	85,784
Class B	156,603	4,560,279
Sirius XM Holdings, Inc. (a)	234,054	1,404,324
The New York Times Co. Class A	44,528	1,706,313
		87,521,384
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (b)	158,937	19,571,502

TOTAL COMMUNICATION SERVICES		354,074,216

CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.3%
Aptiv PLC (b)	59,426	6,322,926
BorgWarner, Inc.	64,579	2,378,445
Gentex Corp.	63,821	1,873,146
Lear Corp.	16,188	2,071,093
QuantumScape Corp. Class A (a)(b)	18,929	282,799
		12,928,409
Automobiles - 0.6%
Ford Motor Co.	1,055,520	14,946,163
General Motors Co. (b)	370,878	14,059,985
Harley-Davidson, Inc.	41,332	1,506,551
Rivian Automotive, Inc. (a)	29,813	901,545
Thor Industries, Inc. (a)	8,494	650,216
		32,064,460
Distributors - 0.2%
Genuine Parts Co.	37,541	4,882,207
LKQ Corp.	73,308	3,638,276
		8,520,483
Diversified Consumer Services - 0.1%
ADT, Inc.	42,823	293,338
Bright Horizons Family Solutions, Inc. (a)(b)	3,275	374,136
Chegg, Inc. (b)	8,763	216,797
Frontdoor, Inc. (a)(b)	7,323	226,354
Grand Canyon Education, Inc. (b)	10,677	1,024,672
H&R Block, Inc. (a)	8,564	223,263
Mister Car Wash, Inc. (a)	4,072	58,637
Service Corp. International	43,255	2,837,961
Terminix Global Holdings, Inc. (b)	32,630	1,497,391
		6,752,549
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	62,471	2,264,574
Boyd Gaming Corp. (a)	17,381	1,052,941
Caesars Entertainment, Inc. (b)	20,802	1,378,757
Carnival Corp. (a)(b)	232,638	4,024,637
Darden Restaurants, Inc.	10,966	1,444,551
Domino's Pizza, Inc.	3,122	1,055,236
Hilton Worldwide Holdings, Inc.	24,379	3,785,815
Hyatt Hotels Corp. Class A (b)	13,308	1,263,728
Marriott Vacations Worldwide Corp.	11,235	1,677,723
McDonald's Corp.	165,646	41,272,357
MGM Resorts International	101,768	4,176,559
Norwegian Cruise Line Holdings Ltd. (a)(b)	99,617	1,995,329
Penn National Gaming, Inc. (b)	41,520	1,518,386
Planet Fitness, Inc. (b)	6,993	559,650
Royal Caribbean Cruises Ltd. (b)	59,078	4,592,133
Six Flags Entertainment Corp. (b)	12,809	490,200
Travel+Leisure Co.	7,659	424,921
Wyndham Hotels & Resorts, Inc.	9,101	800,524
Yum China Holdings, Inc.	106,474	4,450,613
Yum! Brands, Inc.	71,393	8,353,695
		86,582,329
Household Durables - 0.5%
D.R. Horton, Inc.	51,973	3,616,801
Garmin Ltd.	40,797	4,477,063
Leggett & Platt, Inc.	35,779	1,274,806
Lennar Corp.:
Class A	69,089	5,284,618
Class B	4,504	293,661
Mohawk Industries, Inc. (b)	14,829	2,091,779
Newell Brands, Inc.	102,565	2,374,380
NVR, Inc. (b)	280	1,225,339
PulteGroup, Inc.	47,379	1,978,547
Toll Brothers, Inc.	17,463	809,759
TopBuild Corp. (b)	1,541	279,137
Whirlpool Corp. (a)	15,464	2,807,025
		26,512,915
Internet & Direct Marketing Retail - 0.0%
Doordash, Inc. (b)	4,740	385,978
Qurate Retail, Inc. Series A (a)	97,649	411,102
Wayfair LLC Class A (a)(b)	9,125	702,078
		1,499,158
Leisure Products - 0.1%
Brunswick Corp.	18,055	1,365,139
Hasbro, Inc.	34,477	3,036,045
Polaris, Inc.	4,702	446,408
		4,847,592
Multiline Retail - 0.7%
Dollar General Corp.	35,997	8,550,367
Dollar Tree, Inc. (b)	60,021	9,750,411
Kohl's Corp.	37,256	2,156,377
Nordstrom, Inc. (a)	4,703	120,867
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	16,914	812,718
Target Corp.	71,298	16,302,288
		37,693,028
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	16,795	3,352,786
AutoNation, Inc. (b)	11,124	1,289,383
AutoZone, Inc. (b)	4,367	8,539,537
Bath & Body Works, Inc.	27,032	1,429,722
Best Buy Co., Inc.	49,858	4,483,730
Burlington Stores, Inc. (b)	1,049	213,534
CarMax, Inc. (b)	40,175	3,446,212
Dick's Sporting Goods, Inc.	16,281	1,569,814
Foot Locker, Inc.	23,472	687,964
Gap, Inc.	54,170	672,791
Leslie's, Inc. (a)(b)	4,810	94,276
Lithia Motors, Inc. Class A (sub. vtg.)	7,211	2,041,650
O'Reilly Automotive, Inc. (b)	12,482	7,570,957
Penske Automotive Group, Inc. (a)	8,288	868,748
Petco Health & Wellness Co., Inc. (a)(b)	14,046	270,526
Victoria's Secret & Co. (b)	8,527	401,792
Vroom, Inc. (a)(b)	22,969	35,832
Williams-Sonoma, Inc. (a)	4,687	611,560
		37,580,814
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (b)	38,937	1,857,295
Carter's, Inc. (a)	11,140	938,434
Columbia Sportswear Co.	9,889	812,480
Deckers Outdoor Corp. (b)	6,287	1,670,770
Hanesbrands, Inc. (a)	37,539	497,767
PVH Corp.	18,757	1,365,134
Ralph Lauren Corp.	12,217	1,274,722
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	31,476	1,205,531
Tapestry, Inc.	64,137	2,111,390
Under Armour, Inc.:
Class A (sub. vtg.) (b)	50,926	782,223
Class C (non-vtg.) (b)	54,741	776,775
VF Corp.	31,207	1,622,764
		14,915,285

TOTAL CONSUMER DISCRETIONARY		269,897,022

CONSUMER STAPLES - 8.1%
Beverages - 1.0%
Brown-Forman Corp.:
Class A	6,251	390,187
Class B (non-vtg.)	24,811	1,673,254
Constellation Brands, Inc. Class A (sub. vtg.)	42,087	10,357,190
Keurig Dr. Pepper, Inc.	188,407	7,046,422
Molson Coors Beverage Co. Class B	48,131	2,605,812
Monster Beverage Corp. (b)	7,204	617,239
PepsiCo, Inc.	63,376	10,882,293
The Coca-Cola Co.	307,991	19,899,299
		53,471,696
Food & Staples Retailing - 1.7%
Albertsons Companies, Inc.	43,717	1,367,468
Casey's General Stores, Inc.	9,942	2,001,325
Costco Wholesale Corp.	7,753	4,122,425
Grocery Outlet Holding Corp. (a)(b)	23,513	791,683
Kroger Co.	197,091	10,635,030
U.S. Foods Holding Corp. (b)	59,569	2,240,986
Walgreens Boots Alliance, Inc.	193,469	8,203,086
Walmart, Inc.	381,616	58,383,432
		87,745,435
Food Products - 2.0%
Archer Daniels Midland Co.	150,113	13,444,120
Beyond Meat, Inc. (a)(b)	1,949	71,879
Bunge Ltd.	37,032	4,189,060
Campbell Soup Co.	52,619	2,484,669
Conagra Brands, Inc.	126,283	4,411,065
Darling Ingredients, Inc. (b)	41,239	3,026,530
Flowers Foods, Inc.	50,433	1,337,483
General Mills, Inc.	162,771	11,512,793
Hormel Foods Corp.	76,250	3,994,738
Ingredion, Inc.	18,040	1,535,384
Kellogg Co.	37,746	2,585,601
Lamb Weston Holdings, Inc.	27,657	1,828,128
McCormick & Co., Inc. (non-vtg.)	67,260	6,764,338
Mondelez International, Inc.	371,837	23,976,050
Pilgrim's Pride Corp. (b)	7,490	212,342
Post Holdings, Inc. (a)(b)	15,429	1,147,763
Seaboard Corp.	68	287,299
The Hain Celestial Group, Inc. (b)	23,717	795,468
The Hershey Co.	5,591	1,262,280
The J.M. Smucker Co.	28,279	3,872,243
The Kraft Heinz Co.	187,271	7,983,363
Tyson Foods, Inc. Class A	77,425	7,212,913
		103,935,509
Household Products - 2.4%
Church & Dwight Co., Inc.	61,815	6,030,671
Colgate-Palmolive Co.	105,871	8,157,361
Kimberly-Clark Corp.	45,199	6,274,977
Procter & Gamble Co.	649,367	104,255,872
Reynolds Consumer Products, Inc. (a)	14,656	433,671
Spectrum Brands Holdings, Inc.	10,776	916,714
The Clorox Co.	6,288	902,139
		126,971,405
Personal Products - 0.0%
Coty, Inc. Class A (b)	94,077	762,964
Herbalife Nutrition Ltd. (b)	22,820	606,556
Olaplex Holdings, Inc.	17,733	260,675
		1,630,195
Tobacco - 1.0%
Altria Group, Inc.	218,542	12,144,379
Philip Morris International, Inc.	420,154	42,015,400
		54,159,779

TOTAL CONSUMER STAPLES		427,914,019

ENERGY - 7.4%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	198,675	6,162,899
Halliburton Co.	226,203	8,057,351
NOV, Inc.	105,096	1,905,390
Schlumberger Ltd.	377,317	14,719,136
		30,844,776
Oil, Gas & Consumable Fuels - 6.8%
Antero Midstream GP LP	89,950	923,787
APA Corp.	97,697	3,998,738
Chevron Corp.	522,004	81,782,367
ConocoPhillips Co.	356,004	34,005,502
Continental Resources, Inc.	15,694	872,116
Coterra Energy, Inc.	180,234	5,188,937
Devon Energy Corp.	181,739	10,571,758
Diamondback Energy, Inc.	25,608	3,232,498
DT Midstream, Inc.	25,970	1,395,888
EOG Resources, Inc.	138,588	16,181,535
EQT Corp.	82,047	3,261,368
Exxon Mobil Corp.	1,142,686	97,413,982
Hess Corp.	69,678	7,181,711
HF Sinclair Corp. (b)	40,267	1,530,951
Kinder Morgan, Inc.	524,818	9,525,447
Marathon Oil Corp.	208,722	5,201,352
Marathon Petroleum Corp.	165,793	14,467,097
Occidental Petroleum Corp.	198,895	10,957,126
ONEOK, Inc.	119,606	7,574,648
Phillips 66 Co.	125,969	10,929,070
Pioneer Natural Resources Co.	32,237	7,494,135
Targa Resources Corp.	60,734	4,458,483
The Williams Companies, Inc.	327,764	11,239,028
Valero Energy Corp.	110,079	12,271,607
		361,659,131

TOTAL ENERGY		392,503,907

FINANCIALS - 19.7%
Banks - 7.1%
Bank of America Corp.	1,918,565	68,454,399
Bank of Hawaii Corp. (a)	10,707	795,958
Bank OZK	31,964	1,228,057
BOK Financial Corp.	8,106	672,231
Citigroup, Inc.	535,314	25,807,488
Citizens Financial Group, Inc.	105,906	4,172,696
Comerica, Inc.	35,329	2,893,445
Commerce Bancshares, Inc.	29,773	2,035,580
Cullen/Frost Bankers, Inc.	15,399	2,037,134
East West Bancorp, Inc.	38,039	2,712,181
Fifth Third Bancorp	183,723	6,895,124
First Citizens Bancshares, Inc.	3,278	2,095,888
First Hawaiian, Inc. (a)	34,250	808,643
First Horizon National Corp.	142,582	3,190,985
First Republic Bank	48,005	7,163,306
FNB Corp., Pennsylvania	91,999	1,059,828
Huntington Bancshares, Inc.	387,115	5,090,562
JPMorgan Chase & Co.	792,273	94,565,705
KeyCorp	250,148	4,830,358
M&T Bank Corp.	48,098	8,015,051
PacWest Bancorp	31,202	1,026,234
Pinnacle Financial Partners, Inc.	20,056	1,555,343
PNC Financial Services Group, Inc.	114,466	19,012,803
Popular, Inc.	21,364	1,666,178
Prosperity Bancshares, Inc.	24,096	1,575,396
Regions Financial Corp.	259,144	5,369,464
Signature Bank	16,537	4,006,088
SVB Financial Group (b)	15,257	7,439,923
Synovus Financial Corp.	36,175	1,502,710
Truist Financial Corp.	357,757	17,297,551
U.S. Bancorp	362,125	17,584,790
Umpqua Holdings Corp.	58,104	961,040
Webster Financial Corp.	48,120	2,405,519
Wells Fargo & Co.	1,049,252	45,778,865
Western Alliance Bancorp.	13,250	1,008,458
Wintrust Financial Corp.	15,297	1,335,734
Zions Bancorp NA	40,270	2,275,658
		376,326,373
Capital Markets - 4.4%
Affiliated Managers Group, Inc.	10,905	1,369,341
Ameriprise Financial, Inc.	13,298	3,530,486
Ares Management Corp.	4,645	307,592
Bank of New York Mellon Corp.	198,659	8,355,598
BlackRock, Inc. Class A	38,568	24,092,658
Carlyle Group LP	43,673	1,584,893
Cboe Global Markets, Inc.	28,663	3,238,346
Charles Schwab Corp.	405,806	26,917,112
CME Group, Inc.	96,711	21,212,591
Evercore, Inc. Class A	10,251	1,084,043
FactSet Research Systems, Inc.	1,418	572,149
Franklin Resources, Inc.	77,999	1,917,995
Goldman Sachs Group, Inc.	83,019	25,361,474
Interactive Brokers Group, Inc.	21,606	1,286,853
Intercontinental Exchange, Inc.	150,003	17,371,847
Invesco Ltd.	89,983	1,653,888
Janus Henderson Group PLC	45,493	1,386,627
Jefferies Financial Group, Inc.	57,794	1,777,743
KKR & Co. LP	149,959	7,643,410
Lazard Ltd. Class A	26,917	882,070
Moody's Corp.	2,273	719,359
Morgan Stanley	356,758	28,751,127
Morningstar, Inc.	586	148,393
MSCI, Inc.	6,206	2,614,278
NASDAQ, Inc.	31,365	4,935,910
Northern Trust Corp.	55,341	5,702,890
Raymond James Financial, Inc.	47,233	4,603,328
S&P Global, Inc.	47,506	17,886,009
SEI Investments Co.	28,751	1,602,006
State Street Corp.	98,396	6,589,580
Stifel Financial Corp.	27,526	1,702,483
T. Rowe Price Group, Inc.	41,055	5,051,407
Tradeweb Markets, Inc. Class A	28,303	2,014,891
Virtu Financial, Inc. Class A	23,595	681,424
		234,549,801
Consumer Finance - 0.8%
Ally Financial, Inc.	91,036	3,637,799
American Express Co.	60,508	10,571,353
Capital One Financial Corp.	110,851	13,814,252
Credit Acceptance Corp. (a)(b)	1,958	1,003,475
Discover Financial Services	34,922	3,927,328
OneMain Holdings, Inc.	29,415	1,351,031
SLM Corp.	74,876	1,252,675
Synchrony Financial	113,989	4,195,935
		39,753,848
Diversified Financial Services - 3.1%
Apollo Global Management, Inc. (a)	35,738	1,778,323
Berkshire Hathaway, Inc. Class B (b)	494,917	159,774,038
Equitable Holdings, Inc.	94,447	2,722,907
Voya Financial, Inc. (a)	29,747	1,878,226
		166,153,494
Insurance - 4.2%
AFLAC, Inc.	173,711	9,950,166
Alleghany Corp. (b)	3,187	2,665,926
Allstate Corp.	75,469	9,549,847
American Financial Group, Inc.	18,276	2,530,860
American International Group, Inc.	224,013	13,107,001
Aon PLC	24,221	6,975,406
Arch Capital Group Ltd. (b)	76,247	3,482,200
Arthur J. Gallagher & Co.	55,220	9,304,018
Assurant, Inc.	15,316	2,785,674
Assured Guaranty Ltd.	18,120	999,318
Axis Capital Holdings Ltd.	20,836	1,194,528
Brighthouse Financial, Inc. (b)	20,850	1,070,856
Brown & Brown, Inc.	59,517	3,688,864
Chubb Ltd.	115,670	23,880,072
Cincinnati Financial Corp.	40,376	4,952,520
CNA Financial Corp.	7,464	354,092
Erie Indemnity Co. Class A	2,089	334,825
Everest Re Group Ltd.	8,102	2,225,700
Fidelity National Financial, Inc.	73,517	2,927,447
First American Financial Corp.	28,729	1,675,188
Globe Life, Inc.	26,995	2,647,670
GoHealth, Inc. (a)(b)	1,315	983
Hanover Insurance Group, Inc.	9,608	1,410,647
Hartford Financial Services Group, Inc.	90,156	6,304,609
Kemper Corp.	16,171	746,453
Lemonade, Inc. (a)(b)	9,134	190,535
Lincoln National Corp.	41,117	2,473,188
Loews Corp.	56,375	3,542,605
Markel Corp. (b)	3,035	4,107,205
Marsh & McLennan Companies, Inc.	120,880	19,546,296
Mercury General Corp.	7,190	362,592
MetLife, Inc.	188,441	12,376,805
Old Republic International Corp.	75,507	1,661,909
Primerica, Inc.	10,545	1,366,210
Principal Financial Group, Inc.	69,553	4,739,341
Progressive Corp.	157,577	16,917,467
Prudential Financial, Inc.	102,004	11,068,454
Reinsurance Group of America, Inc.	18,082	1,940,560
RenaissanceRe Holdings Ltd. (a)	6,537	938,190
The Travelers Companies, Inc.	64,984	11,116,163
Unum Group	54,980	1,677,990
W.R. Berkley Corp.	55,801	3,710,208
White Mountains Insurance Group Ltd.	789	826,888
Willis Towers Watson PLC	33,450	7,187,067
		220,514,543
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	141,480	1,553,450
Annaly Capital Management, Inc.	380,810	2,444,800
New Residential Investment Corp.	116,407	1,210,633
Starwood Property Trust, Inc.	77,927	1,782,970
		6,991,853
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	85,832	1,120,966
New York Community Bancorp, Inc.	121,439	1,122,096
TFS Financial Corp.	13,153	197,163
UWM Holdings Corp. Class A (a)	13,223	49,057
		2,489,282

TOTAL FINANCIALS		1,046,779,194

HEALTH CARE - 18.4%
Biotechnology - 1.4%
Amgen, Inc.	26,655	6,215,679
Biogen, Inc. (b)	39,436	8,180,604
BioMarin Pharmaceutical, Inc. (b)	49,159	3,999,085
Exact Sciences Corp. (a)(b)	3,459	190,418
Exelixis, Inc. (b)	12,110	270,537
Gilead Sciences, Inc.	338,715	20,099,348
Horizon Therapeutics PLC (b)	47,831	4,714,223
Incyte Corp. (b)	7,161	536,789
Ionis Pharmaceuticals, Inc. (b)	3,034	111,530
Iovance Biotherapeutics, Inc. (b)	27,964	423,655
Mirati Therapeutics, Inc. (b)	1,856	114,682
Natera, Inc. (b)	1,514	53,172
Regeneron Pharmaceuticals, Inc. (b)	24,616	16,224,652
Repligen Corp. (b)	847	133,182
Sage Therapeutics, Inc. (b)	13,847	436,457
Seagen, Inc. (b)	3,889	509,498
Ultragenyx Pharmaceutical, Inc. (a)(b)	4,510	318,812
United Therapeutics Corp. (b)	11,900	2,112,964
Vertex Pharmaceuticals, Inc. (b)	41,186	11,252,839
		75,898,126
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	234,334	26,596,909
Baxter International, Inc.	135,584	9,634,599
Becton, Dickinson & Co.	76,994	19,032,147
Boston Scientific Corp. (b)	382,684	16,114,823
Dentsply Sirona, Inc.	58,605	2,343,614
Embecta Corp. (b)	15,400	468,622
Enovis Corp. (b)	12,477	809,383
Envista Holdings Corp. (b)	43,398	1,719,429
Figs, Inc. Class A (a)(b)	15,379	240,835
Globus Medical, Inc. (b)	20,010	1,325,062
Hologic, Inc. (b)	66,692	4,801,157
ICU Medical, Inc. (a)(b)	5,358	1,146,558
Integra LifeSciences Holdings Corp. (b)	19,450	1,189,562
Masimo Corp. (b)	3,707	418,780
Medtronic PLC	362,266	37,806,080
Quidel Corp. (b)	9,893	995,434
ResMed, Inc.	3,874	774,684
STERIS PLC	19,854	4,448,289
Stryker Corp.	53,899	13,003,673
Tandem Diabetes Care, Inc. (b)	1,018	98,217
Teleflex, Inc.	10,369	2,961,594
The Cooper Companies, Inc.	13,048	4,710,850
Zimmer Biomet Holdings, Inc.	56,278	6,795,569
Zimvie, Inc. (b)	5,570	125,325
		157,561,195
Health Care Providers & Services - 5.3%
Acadia Healthcare Co., Inc. (b)	23,797	1,615,340
agilon health, Inc. (a)(b)	2,806	49,863
Amedisys, Inc. (b)	993	126,756
AmerisourceBergen Corp.	40,039	6,057,500
Anthem, Inc.	66,083	33,169,040
Cardinal Health, Inc.	30,539	1,772,789
Centene Corp. (b)	156,010	12,566,606
Chemed Corp.	2,981	1,464,834
Cigna Corp.	87,801	21,667,531
CVS Health Corp.	355,140	34,139,608
DaVita HealthCare Partners, Inc. (b)	5,098	552,470
Encompass Health Corp.	11,220	772,273
Henry Schein, Inc. (b)	37,418	3,034,600
Humana, Inc.	34,784	15,463,575
Laboratory Corp. of America Holdings	25,105	6,032,229
McKesson Corp.	34,632	10,722,414
Molina Healthcare, Inc. (b)	13,181	4,131,584
Oak Street Health, Inc. (a)(b)	2,452	44,357
Premier, Inc.	31,886	1,154,592
Quest Diagnostics, Inc.	32,865	4,398,652
Signify Health, Inc. (b)	17,404	240,175
UnitedHealth Group, Inc.	236,326	120,183,587
Universal Health Services, Inc. Class B	19,164	2,348,165
		281,708,540
Health Care Technology - 0.2%
Cerner Corp.	78,800	7,378,832
Certara, Inc. (a)(b)	13,337	244,734
Change Healthcare, Inc. (b)	67,339	1,586,507
Definitive Healthcare Corp. (a)	3,229	76,366
Teladoc Health, Inc. (a)(b)	40,760	1,376,058
		10,662,497
Life Sciences Tools & Services - 2.1%
Adaptive Biotechnologies Corp. (b)	3,174	26,186
Agilent Technologies, Inc.	8,399	1,001,749
Azenta, Inc.	3,496	262,060
Bio-Rad Laboratories, Inc. Class A (b)	5,717	2,927,447
Charles River Laboratories International, Inc. (b)	837	202,144
Danaher Corp.	162,183	40,729,017
IQVIA Holdings, Inc. (b)	26,021	5,672,318
PerkinElmer, Inc.	33,996	4,984,154
QIAGEN NV (b)	61,190	2,776,190
Syneos Health, Inc. (b)	23,846	1,742,904
Thermo Fisher Scientific, Inc.	96,470	53,340,192
Waters Corp. (b)	1,145	346,958
		114,011,319
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	588,395	44,288,492
Catalent, Inc. (b)	35,084	3,177,207
Elanco Animal Health, Inc. (b)	119,995	3,037,073
Eli Lilly & Co.	48,030	14,031,004
Jazz Pharmaceuticals PLC (b)	16,154	2,588,194
Johnson & Johnson	710,941	128,296,413
Merck & Co., Inc.	683,577	60,626,444
Nektar Therapeutics (a)(b)	49,031	202,498
Organon & Co.	68,414	2,211,825
Perrigo Co. PLC	35,943	1,232,845
Pfizer, Inc.	1,506,316	73,914,926
Royalty Pharma PLC	35,711	1,520,574
Viatris, Inc.	325,785	3,365,359
Zoetis, Inc. Class A	6,653	1,179,244
		339,672,098

TOTAL HEALTH CARE		979,513,775

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.5%
BWX Technologies, Inc.	6,152	319,412
Curtiss-Wright Corp.	10,537	1,505,843
General Dynamics Corp.	67,098	15,870,690
HEICO Corp. (a)	8,204	1,158,651
HEICO Corp. Class A	14,354	1,674,251
Hexcel Corp.	22,484	1,222,230
Howmet Aerospace, Inc.	94,948	3,239,626
Huntington Ingalls Industries, Inc.	10,622	2,259,724
L3Harris Technologies, Inc.	52,755	12,252,876
Lockheed Martin Corp.	8,249	3,564,558
Mercury Systems, Inc. (b)	15,068	840,644
Northrop Grumman Corp.	36,050	15,840,370
Raytheon Technologies Corp.	403,901	38,334,244
Spirit AeroSystems Holdings, Inc. Class A	19,951	838,740
Textron, Inc.	59,385	4,112,411
The Boeing Co. (b)	144,486	21,505,296
TransDigm Group, Inc. (b)	10,061	5,984,383
Virgin Galactic Holdings, Inc. (a)(b)	3,823	28,634
Woodward, Inc.	16,637	1,838,056
		132,390,639
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	27,938	2,965,619
Expeditors International of Washington, Inc.	12,278	1,216,381
FedEx Corp.	37,364	7,425,721
GXO Logistics, Inc. (b)	3,770	223,146
		11,830,867
Airlines - 0.4%
Alaska Air Group, Inc. (b)	33,269	1,809,501
American Airlines Group, Inc. (a)(b)	172,079	3,229,923
Copa Holdings SA Class A (a)(b)	8,480	639,138
JetBlue Airways Corp. (b)	85,171	937,733
Southwest Airlines Co. (b)	159,257	7,440,487
United Airlines Holdings, Inc. (b)	87,139	4,400,520
		18,457,302
Building Products - 0.7%
A.O. Smith Corp.	34,877	2,037,863
Allegion PLC	5,774	659,622
Armstrong World Industries, Inc.	6,613	559,857
Builders FirstSource, Inc. (b)	51,059	3,143,703
Carlisle Companies, Inc.	8,546	2,216,491
Carrier Global Corp.	122,780	4,698,791
Fortune Brands Home & Security, Inc.	27,130	1,933,013
Hayward Holdings, Inc. (a)(b)	13,229	210,341
Johnson Controls International PLC	189,251	11,330,457
Lennox International, Inc.	8,897	1,896,751
Masco Corp.	64,467	3,396,766
Owens Corning	27,029	2,457,747
The AZEK Co., Inc. (b)	13,788	292,857
Trane Technologies PLC	32,236	4,509,494
		39,343,753
Commercial Services & Supplies - 0.5%
Cintas Corp.	1,481	588,342
Clean Harbors, Inc. (b)	13,625	1,429,671
Driven Brands Holdings, Inc. (b)	14,515	404,823
MSA Safety, Inc.	7,034	848,933
Republic Services, Inc.	56,649	7,606,261
Rollins, Inc.	4,354	146,033
Stericycle, Inc. (b)	24,613	1,235,326
Waste Management, Inc.	95,761	15,746,939
		28,006,328
Construction & Engineering - 0.2%
AECOM	36,050	2,543,688
MasTec, Inc. (b)	15,538	1,118,891
MDU Resources Group, Inc.	54,416	1,401,756
Quanta Services, Inc.	38,131	4,422,433
Valmont Industries, Inc. (a)	5,612	1,396,322
		10,883,090
Electrical Equipment - 1.0%
Acuity Brands, Inc.	9,306	1,605,099
AMETEK, Inc.	62,158	7,848,069
ChargePoint Holdings, Inc. Class A (a)(b)	61,374	794,180
Eaton Corp. PLC	107,397	15,574,713
Emerson Electric Co.	160,929	14,512,577
Fluence Energy, Inc. (a)	5,546	50,857
Hubbell, Inc. Class B	14,593	2,850,888
nVent Electric PLC	44,796	1,513,209
Regal Rexnord Corp.	14,372	1,828,693
Rockwell Automation, Inc.	12,300	3,107,841
Sensata Technologies, Inc. PLC	41,962	1,905,494
Shoals Technologies Group, Inc. (a)(b)	28,254	281,975
Sunrun, Inc. (a)(b)	54,459	1,088,091
		52,961,686
Industrial Conglomerates - 1.6%
3M Co.	131,309	18,937,384
General Electric Co.	294,647	21,965,934
Honeywell International, Inc.	145,158	28,089,525
Roper Technologies, Inc.	28,280	13,289,338
		82,282,181
Machinery - 1.7%
AGCO Corp.	15,180	1,933,932
Allison Transmission Holdings, Inc.	6,797	254,480
Caterpillar, Inc.	20,148	4,241,960
Crane Co.	13,268	1,276,780
Cummins, Inc.	38,689	7,319,572
Donaldson Co., Inc.	29,147	1,429,369
Dover Corp.	38,687	5,156,977
ESAB Corp. (b)	11,953	561,791
Flowserve Corp.	34,996	1,144,719
Fortive Corp.	88,073	5,064,198
Gates Industrial Corp. PLC (a)(b)	25,730	328,058
Graco, Inc.	17,122	1,061,906
IDEX Corp.	20,469	3,885,426
Illinois Tool Works, Inc.	8,750	1,724,713
Ingersoll Rand, Inc.	106,035	4,661,299
ITT, Inc.	23,185	1,628,051
Middleby Corp. (b)	10,361	1,594,454
Nordson Corp.	12,972	2,797,931
Oshkosh Corp.	17,846	1,649,684
Otis Worldwide Corp.	114,700	8,354,748
PACCAR, Inc.	91,863	7,629,222
Parker Hannifin Corp.	28,925	7,833,469
Pentair PLC	44,585	2,262,689
Snap-On, Inc.	14,220	3,021,608
Stanley Black & Decker, Inc.	43,510	5,227,727
Timken Co.	17,280	996,019
Toro Co.	1,525	122,198
Westinghouse Air Brake Tech Co.	48,315	4,344,002
Xylem, Inc.	16,431	1,322,696
		88,829,678
Marine - 0.0%
Kirby Corp. (b)	16,031	1,045,221
Professional Services - 0.6%
CACI International, Inc. Class A (b)	6,271	1,663,696
Clarivate Analytics PLC (a)(b)	125,538	1,968,436
CoStar Group, Inc. (b)	23,621	1,502,768
Dun & Bradstreet Holdings, Inc. (a)(b)	43,089	680,375
Equifax, Inc.	20,184	4,107,848
FTI Consulting, Inc. (a)(b)	9,052	1,427,591
Jacobs Engineering Group, Inc.	34,833	4,826,112
LegalZoom.com, Inc. (a)	10,408	149,355
Leidos Holdings, Inc.	38,044	3,937,934
Manpower, Inc.	14,613	1,318,093
Nielsen Holdings PLC	96,376	2,583,841
Robert Half International, Inc.	3,598	353,719
Science Applications International Corp.	15,300	1,273,419
TransUnion Holding Co., Inc.	16,330	1,429,202
Verisk Analytics, Inc.	15,533	3,169,509
		30,391,898
Road & Rail - 1.1%
AMERCO	2,416	1,293,720
CSX Corp.	596,322	20,477,697
J.B. Hunt Transport Services, Inc.	2,539	433,788
Knight-Swift Transportation Holdings, Inc. Class A	43,361	2,076,558
Landstar System, Inc.	1,155	178,910
Norfolk Southern Corp.	64,543	16,644,349
Old Dominion Freight Lines, Inc.	2,174	608,981
Ryder System, Inc. (a)	14,044	981,676
Schneider National, Inc. Class B (a)	14,016	331,198
TuSimple Holdings, Inc. (a)(b)	31,712	328,853
Uber Technologies, Inc. (b)	62,760	1,975,685
Union Pacific Corp.	63,828	14,954,262
XPO Logistics, Inc. (b)	3,692	198,593
		60,484,270
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	28,796	1,159,903
Core & Main, Inc. (a)	7,329	174,137
Fastenal Co.	17,450	965,160
MSC Industrial Direct Co., Inc. Class A	12,070	1,000,120
SiteOne Landscape Supply, Inc. (b)	5,682	801,332
United Rentals, Inc. (b)	12,731	4,029,616
Univar Solutions, Inc. (b)	45,008	1,310,633
W.W. Grainger, Inc.	2,102	1,051,063
Watsco, Inc.	8,806	2,349,265
		12,841,229

TOTAL INDUSTRIALS		569,748,142

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.4%
Arista Networks, Inc. (b)	6,873	794,313
Ciena Corp. (b)	41,576	2,293,748
Cisco Systems, Inc.	1,140,282	55,851,012
F5, Inc. (b)	16,236	2,718,069
Juniper Networks, Inc.	86,109	2,714,156
Lumentum Holdings, Inc. (a)(b)	19,512	1,584,570
Motorola Solutions, Inc.	44,804	9,574,167
Ubiquiti, Inc. (a)	184	51,934
ViaSat, Inc. (a)(b)	18,983	698,764
		76,280,733
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	45,519	3,254,609
Arrow Electronics, Inc. (b)	18,163	2,140,691
Avnet, Inc.	26,685	1,165,067
Coherent, Inc. (b)	675	180,833
Corning, Inc.	135,811	4,779,189
IPG Photonics Corp. (b)	9,040	854,099
Jabil, Inc.	7,838	452,488
Keysight Technologies, Inc. (b)	27,555	3,865,140
Littelfuse, Inc.	6,442	1,476,829
National Instruments Corp.	35,680	1,289,475
TD SYNNEX Corp.	11,199	1,120,908
Teledyne Technologies, Inc. (b)	12,385	5,344,747
Trimble, Inc. (b)	67,504	4,502,517
Vontier Corp.	20,887	535,125
		30,961,717
IT Services - 2.6%
Accenture PLC Class A	33,631	10,101,407
Akamai Technologies, Inc. (b)	43,327	4,864,756
Amdocs Ltd.	33,139	2,640,847
Automatic Data Processing, Inc.	9,070	1,978,893
Bread Financial Holdings, Inc.	13,386	733,553
Broadridge Financial Solutions, Inc.	2,870	413,653
Cloudflare, Inc. (b)	4,032	347,316
Cognizant Technology Solutions Corp. Class A	142,048	11,491,683
Concentrix Corp.	11,333	1,784,721
DXC Technology Co. (b)	65,733	1,886,537
Euronet Worldwide, Inc. (b)	3,979	484,045
Fastly, Inc. Class A (a)(b)	28,477	452,784
Fidelity National Information Services, Inc.	164,129	16,273,390
Fiserv, Inc. (b)	150,384	14,725,601
FleetCor Technologies, Inc. (b)	16,505	4,118,328
Genpact Ltd.	46,927	1,889,750
Global Payments, Inc.	76,289	10,450,067
GoDaddy, Inc. (b)	40,629	3,283,229
IBM Corp.	241,120	31,878,475
Jack Henry & Associates, Inc.	14,421	2,733,933
Kyndryl Holdings, Inc. (a)(b)	60,356	717,633
Paychex, Inc.	11,131	1,410,632
Paysafe Ltd. (b)	97,312	270,527
Snowflake, Inc. (b)	3,216	551,351
SolarWinds, Inc.	9,354	115,709
StoneCo Ltd. Class A (b)	3,986	37,548
The Western Union Co.	79,494	1,332,319
Thoughtworks Holding, Inc. (a)	7,462	138,122
Twilio, Inc. Class A (b)	32,278	3,609,326
VeriSign, Inc. (b)	26,215	4,684,358
WEX, Inc. (b)	3,954	657,313
		136,057,806
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	85,131	13,142,524
Cirrus Logic, Inc. (b)	15,314	1,160,801
First Solar, Inc. (b)	28,588	2,087,782
GlobalFoundries, Inc.	6,715	351,127
Intel Corp.	1,090,623	47,540,257
Marvell Technology, Inc.	227,357	13,204,895
Microchip Technology, Inc.	23,179	1,511,271
Micron Technology, Inc.	260,568	17,768,132
MKS Instruments, Inc.	2,341	266,827
NXP Semiconductors NV	49,529	8,464,506
onsemi (b)	52,398	2,730,460
Qorvo, Inc. (b)	29,160	3,317,825
Skyworks Solutions, Inc.	23,484	2,660,737
Texas Instruments, Inc.	94,701	16,122,845
Wolfspeed, Inc. (a)(b)	31,082	2,850,530
		133,180,519
Software - 1.4%
ANSYS, Inc. (b)	13,713	3,780,537
Black Knight, Inc. (b)	40,978	2,695,943
C3.Ai, Inc. (a)(b)	12,076	205,171
CDK Global, Inc.	26,582	1,446,327
Ceridian HCM Holding, Inc. (b)	35,254	1,978,807
Citrix Systems, Inc.	21,516	2,153,752
Datto Holding Corp. (a)(b)	6,447	223,711
Dolby Laboratories, Inc. Class A	17,282	1,338,837
Duck Creek Technologies, Inc. (b)	16,107	256,585
Dynatrace, Inc. (b)	3,131	120,105
Guidewire Software, Inc. (a)(b)	22,635	1,967,887
Informatica, Inc. (a)	2,530	49,234
Jamf Holding Corp. (a)(b)	2,219	68,345
Mandiant, Inc. (b)	44,597	980,242
Manhattan Associates, Inc. (b)	7,956	1,038,656
N-able, Inc. (a)(b)	10,658	106,580
NCR Corp. (b)	22,638	793,009
NortonLifeLock, Inc.	108,920	2,727,357
Oracle Corp.	29,603	2,172,860
Paycor HCM, Inc. (a)	3,504	86,304
Pegasystems, Inc.	605	46,337
Procore Technologies, Inc. (b)	4,426	245,510
Salesforce.com, Inc. (b)	203,874	35,869,592
SS&C Technologies Holdings, Inc.	60,410	3,906,111
Synopsys, Inc. (b)	14,971	4,293,533
Teradata Corp. (b)	4,194	173,422
Tyler Technologies, Inc. (b)	1,453	573,514
VMware, Inc. Class A	37,771	4,080,779
		73,379,047
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies, Inc.	37,537	1,764,614
Hewlett Packard Enterprise Co.	350,476	5,400,835
HP, Inc.	190,723	6,986,183
NetApp, Inc.	20,188	1,478,771
Pure Storage, Inc. Class A (b)	4,658	136,479
Western Digital Corp. (b)	84,124	4,464,461
Xerox Holdings Corp.	34,121	593,705
		20,825,048

TOTAL INFORMATION TECHNOLOGY		470,684,870

MATERIALS - 4.1%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	59,639	13,959,701
Albemarle Corp. U.S.	31,332	6,041,750
Ashland Global Holdings, Inc.	13,855	1,454,359
Axalta Coating Systems Ltd. (b)	45,136	1,145,100
Celanese Corp. Class A	18,675	2,744,105
CF Industries Holdings, Inc.	57,626	5,579,926
Corteva, Inc.	196,776	11,352,007
Diversey Holdings Ltd. (b)	5,088	39,381
Dow, Inc.	184,291	12,255,352
DuPont de Nemours, Inc.	138,496	9,131,041
Eastman Chemical Co.	36,093	3,705,668
Ecolab, Inc.	8,283	1,402,643
Element Solutions, Inc.	62,256	1,283,719
FMC Corp.	25,514	3,381,626
Huntsman Corp.	55,927	1,894,247
International Flavors & Fragrances, Inc.	68,683	8,331,248
LyondellBasell Industries NV Class A	61,417	6,512,045
NewMarket Corp.	1,708	554,434
Olin Corp.	35,292	2,025,761
PPG Industries, Inc.	36,889	4,721,423
RPM International, Inc. (a)	14,292	1,184,807
The Chemours Co. LLC	20,764	686,665
The Mosaic Co.	100,025	6,243,561
Valvoline, Inc.	48,728	1,473,047
Westlake Corp.	7,136	903,061
		108,006,677
Construction Materials - 0.3%
Eagle Materials, Inc.	10,408	1,283,515
Martin Marietta Materials, Inc.	16,764	5,938,144
Vulcan Materials Co.	35,647	6,141,622
		13,363,281
Containers & Packaging - 0.7%
Amcor PLC	407,779	4,836,259
Aptargroup, Inc.	17,716	2,034,328
Ardagh Group SA	4,009	57,349
Ardagh Metal Packaging SA (a)	19,893	141,837
Avery Dennison Corp.	10,448	1,886,909
Ball Corp.	60,193	4,885,264
Berry Global Group, Inc. (b)	36,428	2,052,718
Crown Holdings, Inc.	29,060	3,197,762
Graphic Packaging Holding Co.	54,534	1,188,841
International Paper Co.	104,289	4,826,495
Packaging Corp. of America	25,262	4,071,477
Sealed Air Corp.	18,241	1,171,255
Silgan Holdings, Inc.	22,531	999,700
Sonoco Products Co.	26,467	1,638,572
WestRock Co.	70,082	3,471,161
		36,459,927
Metals & Mining - 1.1%
Alcoa Corp.	49,614	3,363,829
Cleveland-Cliffs, Inc. (b)	120,291	3,066,218
Freeport-McMoRan, Inc.	278,980	11,312,639
Newmont Corp.	216,218	15,751,481
Nucor Corp.	73,425	11,364,722
Reliance Steel & Aluminum Co.	16,790	3,328,618
Royal Gold, Inc.	17,667	2,305,190
Southern Copper Corp.	1,984	123,544
Steel Dynamics, Inc.	41,300	3,541,475
United States Steel Corp.	69,754	2,126,799
		56,284,515
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	21,871	1,411,117
Sylvamo Corp. (b)	9,618	429,444
		1,840,561

TOTAL MATERIALS		215,954,961

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities, Inc.	44,884	8,176,069
American Campus Communities, Inc.	36,912	2,387,099
American Homes 4 Rent Class A	79,344	3,142,816
Americold Realty Trust	71,951	1,898,067
Apartment Income (REIT) Corp.	42,133	2,071,680
AvalonBay Communities, Inc.	37,579	8,548,471
Boston Properties, Inc.	42,079	4,948,490
Brixmor Property Group, Inc.	79,832	2,026,136
Camden Property Trust (SBI)	26,636	4,178,922
Cousins Properties, Inc.	39,876	1,431,548
CubeSmart	58,749	2,791,165
Digital Realty Trust, Inc.	75,662	11,055,731
Douglas Emmett, Inc.	44,764	1,318,747
Duke Realty Corp.	102,472	5,610,342
EPR Properties	19,912	1,045,778
Equinix, Inc.	6,991	5,027,088
Equity Lifestyle Properties, Inc.	22,535	1,741,505
Equity Residential (SBI)	99,353	8,097,270
Essex Property Trust, Inc.	17,468	5,751,688
Extra Space Storage, Inc.	32,202	6,118,380
Federal Realty Investment Trust (SBI)	21,035	2,462,357
First Industrial Realty Trust, Inc.	34,688	2,011,904
Gaming & Leisure Properties	62,808	2,787,419
Healthcare Trust of America, Inc.	58,699	1,787,972
Healthpeak Properties, Inc.	145,310	4,767,621
Highwoods Properties, Inc. (SBI)	27,647	1,129,103
Host Hotels & Resorts, Inc.	190,531	3,877,306
Hudson Pacific Properties, Inc.	39,886	928,546
Invitation Homes, Inc.	160,858	6,405,366
Iron Mountain, Inc.	22,819	1,226,065
JBG SMITH Properties	32,887	866,901
Kilroy Realty Corp.	31,300	2,191,000
Kimco Realty Corp.	156,547	3,965,336
Lamar Advertising Co. Class A	2,938	324,385
Life Storage, Inc.	21,955	2,908,818
Medical Properties Trust, Inc.	159,273	2,929,030
Mid-America Apartment Communities, Inc.	31,098	6,116,355
National Retail Properties, Inc.	47,103	2,064,996
Omega Healthcare Investors, Inc.	64,206	1,635,969
Orion Office (REIT), Inc. (a)	15,077	202,333
Park Hotels & Resorts, Inc.	63,182	1,245,317
Prologis (REIT), Inc.	198,858	31,874,949
Public Storage	9,592	3,563,428
Rayonier, Inc.	38,242	1,652,054
Realty Income Corp.	152,475	10,575,666
Regency Centers Corp.	45,511	3,132,522
Rexford Industrial Realty, Inc.	43,298	3,378,976
SBA Communications Corp. Class A	24,325	8,443,451
Simon Property Group, Inc.	11,502	1,357,236
SL Green Realty Corp.	18,208	1,260,358
Spirit Realty Capital, Inc.	34,256	1,488,423
Store Capital Corp.	65,900	1,873,537
Sun Communities, Inc.	30,873	5,420,373
UDR, Inc.	85,309	4,539,292
Ventas, Inc.	107,414	5,966,848
VICI Properties, Inc.	227,024	6,767,585
Vornado Realty Trust	47,332	1,832,222
Welltower, Inc.	117,391	10,660,277
Weyerhaeuser Co.	201,974	8,325,368
WP Carey, Inc.	50,946	4,114,908
		255,428,564
Real Estate Management & Development - 0.2%
CBRE Group, Inc.	85,244	7,078,662
Howard Hughes Corp. (b)	11,163	1,119,537
Jones Lang LaSalle, Inc. (b)	13,614	2,977,790
Opendoor Technologies, Inc. (a)(b)	98,013	685,111
		11,861,100

TOTAL REAL ESTATE		267,289,664

UTILITIES - 5.5%
Electric Utilities - 3.4%
Alliant Energy Corp.	67,442	3,966,264
American Electric Power Co., Inc.	134,975	13,377,372
Avangrid, Inc. (a)	15,364	681,393
Constellation Energy Corp.	87,756	5,196,033
Duke Energy Corp.	207,585	22,867,564
Edison International	100,531	6,915,527
Entergy Corp.	54,026	6,420,990
Evergy, Inc.	61,642	4,182,410
Eversource Energy	92,538	8,087,821
Exelon Corp.	263,269	12,315,724
FirstEnergy Corp.	146,648	6,351,325
Hawaiian Electric Industries, Inc.	28,370	1,166,291
IDACORP, Inc.	13,544	1,424,558
NextEra Energy, Inc.	529,111	37,577,463
NRG Energy, Inc.	35,748	1,283,353
OGE Energy Corp.	53,816	2,081,603
PG&E Corp. (b)	536,175	6,782,614
Pinnacle West Capital Corp.	30,393	2,163,982
PPL Corp.	202,720	5,739,003
Southern Co.	285,361	20,942,644
Xcel Energy, Inc.	145,157	10,634,202
		180,158,136
Gas Utilities - 0.1%
Atmos Energy Corp.	36,119	4,095,895
National Fuel Gas Co.	23,544	1,651,141
UGI Corp.	56,098	1,924,161
		7,671,197
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	25,739	924,030
The AES Corp.	178,021	3,635,189
Vistra Corp.	129,074	3,229,431
		7,788,650
Multi-Utilities - 1.6%
Ameren Corp.	68,619	6,374,705
CenterPoint Energy, Inc.	159,970	4,896,682
CMS Energy Corp.	77,906	5,351,363
Consolidated Edison, Inc.	95,442	8,851,291
Dominion Energy, Inc.	217,296	17,740,045
DTE Energy Co.	52,024	6,817,225
NiSource, Inc.	105,565	3,074,053
Public Service Enterprise Group, Inc.	135,973	9,471,879
Sempra Energy	86,231	13,914,234
WEC Energy Group, Inc.	85,076	8,511,854
		85,003,331
Water Utilities - 0.2%
American Water Works Co., Inc.	48,946	7,541,600
Essential Utilities, Inc.	62,151	2,781,879
		10,323,479

TOTAL UTILITIES		290,944,793

TOTAL COMMON STOCKS
(Cost $4,620,144,477)		5,285,304,563
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (c)
(Cost $991,454)	1,000,000	987,866
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.32% (d)	8,582,493	$8,584,209
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	45,142,507	45,147,021
TOTAL MONEY MARKET FUNDS
(Cost $53,731,230)		53,731,230
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $4,674,867,161)		5,340,023,659
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(32,431,046)
NET ASSETS - 100%		$5,307,592,613

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	39	June 2022	$8,048,625	$(105,947)	$(105,947)
CME E-mini S&P MidCap 400 Index Contracts (United States)	35	June 2022	8,732,850	(143,769)	(143,769)
TOTAL FUTURES CONTRACTS					$(249,716)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $18,657,391.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $624,332.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$12,693,118	$1,550,521,750	$1,554,630,659	$20,353	$--	$--	$8,584,209	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	26,980,229	294,312,858	276,146,066	94,927	--	--	45,147,021	0.1%
Total	$39,673,347	$1,844,834,608	$1,830,776,725	$115,280	$--	$--	$53,731,230

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$354,074,216	$354,074,216	$--	$--
Consumer Discretionary	269,897,022	269,897,022	--	--
Consumer Staples	427,914,019	427,914,019	--	--
Energy	392,503,907	392,503,907	--	--
Financials	1,046,779,194	1,046,779,194	--	--
Health Care	979,513,775	979,513,775	--	--
Industrials	569,748,142	569,748,142	--	--
Information Technology	470,684,870	470,684,870	--	--
Materials	215,954,961	215,954,961	--	--
Real Estate	267,289,664	267,289,664	--	--
Utilities	290,944,793	290,944,793	--	--
U.S. Government and Government Agency Obligations	987,866	--	987,866	--
Money Market Funds	53,731,230	53,731,230	--	--
Total Investments in Securities:	$5,340,023,659	$5,339,035,793	$987,866	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(249,716)	$(249,716)	$--	$--
Total Liabilities	$(249,716)	$(249,716)	$--	$--
Total Derivative Instruments:	$(249,716)	$(249,716)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(249,716)
Total Equity Risk	0	(249,716)
Total Value of Derivatives	$0	$(249,716)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022
Assets
Investment in securities, at value (including securities loaned of $42,673,949) — See accompanying schedule: Unaffiliated issuers (cost $4,621,135,931)	$5,286,292,429
Fidelity Central Funds (cost $53,731,230)	53,731,230
Total Investment in Securities (cost $4,674,867,161)		$5,340,023,659
Receivable for fund shares sold		11,997,385
Dividends receivable		5,689,675
Distributions receivable from Fidelity Central Funds		20,882
Total assets		5,357,731,601
Liabilities
Payable for investments purchased	$1,762,007
Payable for fund shares redeemed	2,685,369
Accrued management fee	158,587
Payable for daily variation margin on futures contracts	387,181
Other payables and accrued expenses	5
Collateral on securities loaned	45,145,839
Total liabilities		50,138,988
Net Assets		$5,307,592,613
Net Assets consist of:
Paid in capital		$4,694,334,293
Total accumulated earnings (loss)		613,258,320
Net Assets		$5,307,592,613
Net Asset Value, offering price and redemption price per share ($5,307,592,613 ÷ 346,944,829 shares)		$15.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2022
Investment Income
Dividends		$87,552,130
Interest		2,062
Income from Fidelity Central Funds (including $94,927 from security lending)		115,280
Total income		87,669,472
Expenses
Management fee	$1,570,386
Independent trustees' fees and expenses	12,957
Total expenses before reductions	1,583,343
Expense reductions	(78)
Total expenses after reductions		1,583,265
Net investment income (loss)		86,086,207
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,250,735
Futures contracts	(1,674,841)
Total net realized gain (loss)		115,575,894
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(202,815,342)
Futures contracts	(933,786)
Total change in net unrealized appreciation (depreciation)		(203,749,128)
Net gain (loss)		(88,173,234)
Net increase (decrease) in net assets resulting from operations		$(2,087,027)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2022	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,086,207	$60,036,532
Net realized gain (loss)	115,575,894	(57,463,109)
Change in net unrealized appreciation (depreciation)	(203,749,128)	1,035,655,084
Net increase (decrease) in net assets resulting from operations	(2,087,027)	1,038,228,507
Distributions to shareholders	(71,152,654)	(62,580,924)
Share transactions
Proceeds from sales of shares	2,718,796,328	1,506,019,329
Reinvestment of distributions	60,657,215	54,429,786
Cost of shares redeemed	(1,088,452,857)	(1,144,768,964)
Net increase (decrease) in net assets resulting from share transactions	1,691,000,686	415,680,151
Total increase (decrease) in net assets	1,617,761,005	1,391,327,734
Net Assets
Beginning of period	3,689,831,608	2,298,503,874
End of period	$5,307,592,613	$3,689,831,608
Other Information
Shares
Sold	171,331,199	117,238,147
Issued in reinvestment of distributions	3,828,682	4,288,788
Redeemed	(68,584,701)	(94,565,413)
Net increase (decrease)	106,575,180	26,961,522

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund

Years ended April 30,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.35	$10.77	$12.58	$11.86	$11.29
Income from Investment Operations
Net investment income (loss)A,B	.30	.28	.33	.30	.28
Net realized and unrealized gain (loss)	(.10)	4.60	(1.64)	.73	.57
Total from investment operations	.20	4.88	(1.31)	1.03	.85
Distributions from net investment income	(.25)	(.30)	(.28)	(.25)	(.21)
Distributions from net realized gain	–	–	(.22)	(.06)	(.07)
Total distributions	(.25)	(.30)	(.50)	(.31)	(.28)
Net asset value, end of period	$15.30	$15.35	$10.77	$12.58	$11.86
Total ReturnC	1.27%	45.93%	(11.04)%	9.15%	7.55%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	1.90%	2.24%	2.65%	2.55%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$5,307,593	$3,689,832	$2,298,504	$2,097,991	$355,541
Portfolio turnover rateF	16%	31%	27%	15%	12%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2022

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$941,088,265
Gross unrealized depreciation	(322,131,373)
Net unrealized appreciation (depreciation)	$618,956,892
Tax Cost	$4,721,066,767

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$24,494,317
Capital loss carryforward	$(30,192,891)
Net unrealized appreciation (depreciation) on securities and other investments	$618,956,892

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(23,743,771)
Long-term	(6,449,120)
Total capital loss carryforward	$(30,192,891)

The tax character of distributions paid was as follows:

	April 30, 2022	April 30, 2021
Ordinary Income	$71,152,654	$ 62,580,924
Total	$71,152,654	$ 62,580,924

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	2,423,380,206	708,423,381

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2023.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Value Index Fund	$9,773	$286	$10,345

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $78.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Value Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Value Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 10, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 300 funds. Mr. Chiel oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Large Cap Value Index Fund	.04%
Actual		$1,000.00	$960.40	$.19
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates 100% and 88% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% and 92% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1% and 8% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LC2-I-ANN-0622
1.9879609.105

Fidelity® Large Cap Growth Index Fund

Annual Report

April 30, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2022	Past 1 year	Past 5 years	Life of fundA
Fidelity® Large Cap Growth Index Fund	(5.39)%	17.23%	17.40%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Index Fund on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$25,757	Fidelity® Large Cap Growth Index Fund
$25,840	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 0.21% for the 12 months ending April 30, 2022. After posting a strong result in 2021, large-cap stocks retreated to begin the new year amid several notable headwinds that stoked volatility, uncertainty and investor anxiety. Chief among these was the U.S. Federal Reserve’s accelerated plan to hike interest rates and aggressively wind down its balance sheet in an attempt to rein in historically high inflation. In addition, geopolitical unrest rose as Russia invaded Ukraine in late February and escalated its attack through period end. Other factors influencing stocks included surging commodity prices, rising bond yields, supply constraint and disruption, and the potential for variants of the coronavirus to upend the economy. Against this backdrop, the S&P 500® index returned -5.17% in January and -2.99% in February, falling on mixed corporate earnings, particularly among some highflying tech firms. Volatility eased in March and the index gained 3.71% for the month. April saw a sharp reversal, with the index returning -8.72% amid clearer signals of the Fed’s intension to tighten monetary policy and angst about the economic toll of “zero-COVID” lockdowns in China. It was the largest monthly decline for the S&P 500® since March 2020. For the full 12 months, the growth-oriented communication services (-22%) and consumer discretionary (-11%) sectors lagged most. In contrast, energy (+61%) rode a surge in commodity prices and led the market by a wide margin, followed by the defensive consumer staples (+17%) sector.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending April 30, 2022, the fund returned -5.39%, roughly in line with the -5.35% result of the benchmark Russell 1000® Growth Index. By sector, stocks in the communication services sector returned about -26% and detracted most. This group was hampered by the media & entertainment (-26%) industry. Consumer discretionary (-14%) and industrials (-7%) also hurt. In contrast, consumer staples advanced roughly 15% and contributed most. Information technology stocks also helped (+1%), benefiting from the technology hardware & equipment industry (+19%). The energy sector rose approximately 58%. Turning to individual stocks, the biggest individual detractor was Amazon.com (-28%), from the retailing category. Meta Platforms (-38%) and Netflix (-63%), from the media & entertainment industry, hurt. Other detractors from the software & services segment were PayPal (-66%) and Block (-59%). In contrast, the top contributor was Apple (+21%), from the technology hardware & equipment industry, followed by Microsoft (+11%), within the software & services group. In automobiles & components, Tesla advanced roughly 23% and Eli Lilly (+63%) from the pharmaceuticals, biotechnology & life sciences category also helped. Nvidia, within the semiconductors & semiconductor equipment industry, rose about 24% and boosted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Apple, Inc.	12.8
Microsoft Corp.	11.0
Amazon.com, Inc.	5.7
Tesla, Inc.	3.8
Alphabet, Inc. Class A	3.1
Alphabet, Inc. Class C	2.9
Meta Platforms, Inc. Class A	2.4
NVIDIA Corp.	2.3
Visa, Inc. Class A	1.9
MasterCard, Inc. Class A	1.7
47.6

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	46.0
Consumer Discretionary	17.9
Communication Services	9.6
Health Care	9.1
Industrials	6.3
Consumer Staples	4.8
Financials	2.5
Real Estate	1.9
Materials	1.0
Energy	0.5
Utilities	0.0

Asset Allocation (% of fund's net assets)

As of April 30, 2022 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 1.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments April 30, 2022

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 9.6%
Entertainment - 0.7%
Live Nation Entertainment, Inc. (a)	24,590	$2,578,999
Madison Square Garden Sports Corp. (a)	3,253	527,344
Netflix, Inc. (a)	199,119	37,904,293
Playtika Holding Corp. (a)	47,920	842,434
Roku, Inc. Class A (a)	46,348	4,305,729
Skillz, Inc. (a)(b)	171,370	351,309
Spotify Technology SA (a)	57,123	5,806,553
Take-Two Interactive Software, Inc. (a)	10,879	1,300,149
The Walt Disney Co. (a)	43,702	4,878,454
World Wrestling Entertainment, Inc. Class A (b)	17,466	1,019,840
Zynga, Inc. (a)	229,198	1,895,467
		61,410,571
Interactive Media & Services - 8.6%
Alphabet, Inc.:
Class A (a)	118,202	269,759,422
Class C (a)	110,437	253,931,107
Match Group, Inc. (a)	131,216	10,385,746
Meta Platforms, Inc. Class A (a)	1,061,174	212,733,552
Pinterest, Inc. Class A (a)	217,686	4,466,917
TripAdvisor, Inc. (a)(b)	28,984	744,019
Twitter, Inc. (a)	39,882	1,955,016
Vimeo, Inc. (a)	66,797	680,661
		754,656,440
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	74,196	688,539
Cable One, Inc.	1,365	1,591,863
Charter Communications, Inc. Class A (a)	52,633	22,552,714
Nexstar Broadcasting Group, Inc. Class A	1,399	221,630
		25,054,746

TOTAL COMMUNICATION SERVICES		841,121,757

CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.0%
Aptiv PLC (a)	22,574	2,401,874
QuantumScape Corp. Class A (a)(b)	81,927	1,223,989
		3,625,863
Automobiles - 3.8%
Rivian Automotive, Inc. (b)	17,751	536,790
Tesla, Inc. (a)	382,565	333,122,299
Thor Industries, Inc. (b)	10,212	781,729
		334,440,818
Distributors - 0.1%
Pool Corp.	17,977	7,284,640
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)(b)	22,109	2,525,732
Chegg, Inc. (a)(b)	50,024	1,237,594
Frontdoor, Inc. (a)(b)	26,868	830,490
H&R Block, Inc. (b)	60,908	1,587,872
Mister Car Wash, Inc. (b)	28,363	408,427
		6,590,115
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc. (a)	18,855	41,675,395
Boyd Gaming Corp. (b)	8,202	496,877
Caesars Entertainment, Inc. (a)	59,068	3,915,027
Chipotle Mexican Grill, Inc. (a)	12,895	18,770,091
Choice Hotels International, Inc. (b)	16,022	2,250,450
Churchill Downs, Inc.	16,873	3,424,207
Darden Restaurants, Inc.	39,725	5,232,974
Domino's Pizza, Inc.	11,372	3,843,736
DraftKings, Inc. Class A (a)(b)	103,612	1,417,412
Expedia, Inc. (a)	66,790	11,671,553
Hilton Worldwide Holdings, Inc.	84,091	13,058,491
Las Vegas Sands Corp. (a)	152,477	5,402,260
Marriott International, Inc. Class A	124,561	22,112,069
McDonald's Corp.	60,689	15,121,271
Penn National Gaming, Inc. (a)	7,039	257,416
Planet Fitness, Inc. (a)	26,268	2,102,228
Six Flags Entertainment Corp. (a)	13,636	521,850
Starbucks Corp.	529,111	39,492,845
Travel+Leisure Co.	25,909	1,437,431
Vail Resorts, Inc.	18,434	4,685,185
Wendy's Co.	81,910	1,618,542
Wyndham Hotels & Resorts, Inc.	26,449	2,326,454
Wynn Resorts Ltd. (a)	49,228	3,469,589
Yum China Holdings, Inc.	15,945	666,501
Yum! Brands, Inc.	11,312	1,323,617
		206,293,471
Household Durables - 0.2%
D.R. Horton, Inc.	62,943	4,380,203
NVR, Inc. (a)	955	4,179,281
PulteGroup, Inc.	33,735	1,408,774
Tempur Sealy International, Inc.	82,373	2,233,132
Toll Brothers, Inc.	20,036	929,069
TopBuild Corp. (a)	12,529	2,269,503
		15,399,962
Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (a)	199,510	495,908,041
Doordash, Inc. (a)	59,707	4,861,941
eBay, Inc.	288,049	14,955,504
Etsy, Inc. (a)	58,809	5,480,411
Wayfair LLC Class A (a)(b)	20,683	1,591,350
		522,797,247
Leisure Products - 0.1%
Brunswick Corp.	5,480	414,343
Mattel, Inc. (a)	160,309	3,897,112
Peloton Interactive, Inc. Class A (a)(b)	108,504	1,905,330
Polaris, Inc.	18,855	1,790,094
YETI Holdings, Inc. (a)(b)	41,111	2,009,095
		10,015,974
Multiline Retail - 0.4%
Dollar General Corp.	45,666	10,847,045
Nordstrom, Inc.	43,332	1,113,632
Target Corp.	98,562	22,536,201
		34,496,878
Specialty Retail - 3.7%
AutoZone, Inc. (a)	2,012	3,934,406
Bath & Body Works, Inc.	62,928	3,328,262
Best Buy Co., Inc.	25,766	2,317,136
Burlington Stores, Inc. (a)	28,812	5,864,971
CarMax, Inc. (a)	6,477	555,597
Carvana Co. Class A (a)(b)	40,336	2,337,875
Five Below, Inc. (a)	25,440	3,996,624
Floor & Decor Holdings, Inc. Class A (a)	47,032	3,749,391
GameStop Corp. Class A (a)(b)	29,569	3,698,195
Leslie's, Inc. (a)(b)	64,448	1,263,181
Lithia Motors, Inc. Class A (sub. vtg.)	1,199	339,473
Lowe's Companies, Inc.	309,716	61,240,145
O'Reilly Automotive, Inc. (a)	9,281	5,629,391
Petco Health & Wellness Co., Inc. (a)(b)	1,655	31,875
RH (a)	8,219	2,762,570
Ross Stores, Inc.	160,752	16,038,227
The Home Depot, Inc.	479,842	144,144,537
TJX Companies, Inc.	547,689	33,562,382
Tractor Supply Co.	51,961	10,467,543
Ulta Beauty, Inc. (a)	24,044	9,540,659
Victoria's Secret & Co. (a)	19,913	938,301
Vroom, Inc. (a)(b)	44,165	68,897
Williams-Sonoma, Inc. (b)	25,581	3,337,809
		319,147,447
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co.	1,096	90,047
Deckers Outdoor Corp. (a)	1,749	464,797
Hanesbrands, Inc. (b)	95,401	1,265,017
lululemon athletica, Inc. (a)	52,408	18,585,449
NIKE, Inc. Class B	569,043	70,959,662
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,762	258,985
Tapestry, Inc.	12,059	396,982
VF Corp.	95,178	4,949,256
		96,970,195

TOTAL CONSUMER DISCRETIONARY		1,557,062,610

CONSUMER STAPLES - 4.8%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)(b)	4,578	1,716,750
Brown-Forman Corp.:
Class A	9,905	618,270
Class B (non-vtg.)	42,057	2,836,324
Monster Beverage Corp. (a)	159,002	13,623,291
PepsiCo, Inc.	526,371	90,383,164
The Coca-Cola Co.	1,259,365	81,367,573
		190,545,372
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	189,917	100,982,667
Sysco Corp.	234,262	20,024,716
		121,007,383
Food Products - 0.2%
Beyond Meat, Inc. (a)(b)	25,044	923,623
Darling Ingredients, Inc. (a)	4,122	302,514
Freshpet, Inc. (a)(b)	19,172	1,789,706
Kellogg Co.	51,553	3,531,381
Lamb Weston Holdings, Inc.	20,082	1,327,420
Pilgrim's Pride Corp. (a)	8,638	244,887
The Hershey Co.	57,311	12,939,104
		21,058,635
Household Products - 0.4%
Church & Dwight Co., Inc.	5,794	565,263
Colgate-Palmolive Co.	203,096	15,648,547
Kimberly-Clark Corp.	77,831	10,805,278
The Clorox Co.	46,772	6,710,379
		33,729,467
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	105,129	27,760,364
Herbalife Nutrition Ltd. (a)	8,524	226,568
Olaplex Holdings, Inc.	9,678	142,267
		28,129,199
Tobacco - 0.3%
Altria Group, Inc.	464,599	25,817,766

TOTAL CONSUMER STAPLES		420,287,822

ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Halliburton Co.	21,024	748,875
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy, Inc.	107,431	14,590,204
Continental Resources, Inc.	3,070	170,600
Coterra Energy, Inc.	58,951	1,697,199
Diamondback Energy, Inc.	39,380	4,970,937
EOG Resources, Inc.	31,767	3,709,115
Hess Corp.	8,628	889,288
New Fortress Energy, Inc.	12,413	481,376
Occidental Petroleum Corp.	49,501	2,727,010
Pioneer Natural Resources Co.	44,083	10,247,975
Texas Pacific Land Corp. (b)	2,707	3,699,386
		43,183,090

TOTAL ENERGY		43,931,965

FINANCIALS - 2.5%
Banks - 0.0%
Citizens Financial Group, Inc.	46,217	1,820,950
Synovus Financial Corp.	4,858	201,801
Western Alliance Bancorp.	25,418	1,934,564
		3,957,315
Capital Markets - 1.5%
Ameriprise Financial, Inc.	28,583	7,588,501
Ares Management Corp.	56,973	3,772,752
Blackstone, Inc.	322,182	32,724,026
FactSet Research Systems, Inc.	14,913	6,017,246
Goldman Sachs Group, Inc.	9,135	2,790,651
LPL Financial	36,551	6,866,836
MarketAxess Holdings, Inc.	17,344	4,572,052
Moody's Corp.	70,582	22,337,791
Morningstar, Inc.	9,681	2,451,520
MSCI, Inc.	25,785	10,861,931
Raymond James Financial, Inc.	4,202	409,527
S&P Global, Inc.	78,477	29,546,591
T. Rowe Price Group, Inc.	35,030	4,310,091
		134,249,515
Consumer Finance - 0.5%
American Express Co.	180,058	31,457,933
Credit Acceptance Corp. (a)(b)	271	138,888
Discover Financial Services	72,530	8,156,724
Synchrony Financial	46,492	1,711,371
Upstart Holdings, Inc. (a)(b)	18,940	1,420,879
		42,885,795
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	109,163	5,431,951
Insurance - 0.4%
Alleghany Corp. (a)	660	552,090
Aon PLC	59,009	16,994,002
Arch Capital Group Ltd. (a)	40,666	1,857,216
Brown & Brown, Inc.	6,125	379,628
Erie Indemnity Co. Class A	7,984	1,279,676
Everest Re Group Ltd.	3,972	1,091,148
GoHealth, Inc. (a)(b)	56,184	41,981
Lemonade, Inc. (a)(b)	5,571	116,211
Lincoln National Corp.	12,293	739,424
Markel Corp. (a)	1,038	1,404,705
Marsh & McLennan Companies, Inc.	27,380	4,427,346
RenaissanceRe Holdings Ltd. (b)	9,018	1,294,263
		30,177,690
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	64,703	572,622
UWM Holdings Corp. Class A (b)	33,407	123,940
		696,562

TOTAL FINANCIALS		217,398,828

HEALTH CARE - 9.1%
Biotechnology - 2.9%
AbbVie, Inc.	811,514	119,195,176
Alnylam Pharmaceuticals, Inc. (a)	55,184	7,363,201
Amgen, Inc.	210,883	49,175,807
CureVac NV (a)(b)	25,585	437,248
Exact Sciences Corp. (a)(b)	74,132	4,080,967
Exelixis, Inc. (a)	121,576	2,716,008
Horizon Therapeutics PLC (a)	18,693	1,842,382
Incyte Corp. (a)	72,801	5,457,163
Ionis Pharmaceuticals, Inc. (a)	59,030	2,169,943
Iovance Biotherapeutics, Inc. (a)	22,837	345,981
Mirati Therapeutics, Inc. (a)	17,176	1,061,305
Moderna, Inc. (a)	155,666	20,923,067
Natera, Inc. (a)	37,106	1,303,163
Neurocrine Biosciences, Inc. (a)	43,119	3,882,004
Novavax, Inc. (a)(b)	29,691	1,338,173
Regeneron Pharmaceuticals, Inc. (a)	5,010	3,302,141
Repligen Corp. (a)	23,978	3,770,301
Sarepta Therapeutics, Inc. (a)	38,419	2,778,462
Seagen, Inc. (a)	55,476	7,267,911
Ultragenyx Pharmaceutical, Inc. (a)(b)	22,740	1,607,491
Vertex Pharmaceuticals, Inc. (a)	46,687	12,755,822
		252,773,716
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	398,639	45,245,527
Abiomed, Inc. (a)	20,378	5,839,927
Align Technology, Inc. (a)	36,276	10,516,775
DexCom, Inc. (a)	44,303	18,101,320
Edwards Lifesciences Corp. (a)	283,264	29,963,666
Figs, Inc. Class A (a)	10,201	159,748
Globus Medical, Inc. (a)	1,814	120,123
IDEXX Laboratories, Inc. (a)	38,872	16,733,619
Insulet Corp. (a)(b)	30,454	7,278,201
Intuitive Surgical, Inc. (a)	162,874	38,975,748
Masimo Corp. (a)	17,155	1,938,000
Novocure Ltd. (a)(b)	47,432	3,632,343
Penumbra, Inc. (a)(b)	16,023	2,764,929
ResMed, Inc.	59,258	11,849,822
STERIS PLC	5,283	1,183,656
Stryker Corp.	68,012	16,408,575
Tandem Diabetes Care, Inc. (a)	26,814	2,587,015
Teleflex, Inc.	3,791	1,082,785
		214,381,779
Health Care Providers & Services - 0.7%
agilon health, Inc. (a)(b)	72,862	1,294,758
Amedisys, Inc. (a)	13,225	1,688,171
Cardinal Health, Inc.	75,383	4,375,983
Chemed Corp.	1,789	879,097
DaVita HealthCare Partners, Inc. (a)	20,422	2,213,132
Encompass Health Corp.	25,661	1,766,247
Guardant Health, Inc. (a)	41,563	2,564,437
HCA Holdings, Inc.	112,281	24,089,889
McKesson Corp.	9,906	3,066,997
Molina Healthcare, Inc. (a)	4,007	1,255,994
Oak Street Health, Inc. (a)(b)	42,332	765,786
UnitedHealth Group, Inc.	29,646	15,076,473
		59,036,964
Health Care Technology - 0.1%
Certara, Inc. (a)(b)	30,956	568,043
Definitive Healthcare Corp. (b)	5,402	127,757
Veeva Systems, Inc. Class A (a)	64,188	11,679,007
		12,374,807
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)(b)	40,011	1,910,925
Adaptive Biotechnologies Corp. (a)	52,990	437,168
Agilent Technologies, Inc.	123,754	14,760,140
Avantor, Inc. (a)	277,816	8,856,774
Azenta, Inc.	27,756	2,080,590
Bio-Techne Corp.	18,035	6,847,709
Bruker Corp.	46,969	2,700,248
Charles River Laboratories International, Inc. (a)	21,611	5,219,273
Danaher Corp.	15,127	3,798,844
Illumina, Inc. (a)	67,068	19,895,722
IQVIA Holdings, Inc. (a)	43,295	9,437,877
Maravai LifeSciences Holdings, Inc. (a)	51,308	1,576,695
Mettler-Toledo International, Inc. (a)	10,360	13,235,211
Sotera Health Co. (a)	44,696	910,904
Syneos Health, Inc. (a)	6,267	458,055
Thermo Fisher Scientific, Inc.	16,185	8,949,010
Waters Corp. (a)	25,706	7,789,432
West Pharmaceutical Services, Inc.	33,778	10,642,097
		119,506,674
Pharmaceuticals - 1.5%
Catalent, Inc. (a)	18,486	1,674,092
Eli Lilly & Co.	307,539	89,841,368
Royalty Pharma PLC	88,027	3,748,190
Zoetis, Inc. Class A	206,688	36,635,448
		131,899,098

TOTAL HEALTH CARE		789,973,038

INDUSTRIALS - 6.3%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	29,927	3,357,809
BWX Technologies, Inc.	31,521	1,636,570
HEICO Corp. (b)	5,717	807,412
HEICO Corp. Class A	12,761	1,488,443
Howmet Aerospace, Inc.	14,079	480,375
Lockheed Martin Corp.	97,542	42,149,849
Northrop Grumman Corp.	5,815	2,555,111
Spirit AeroSystems Holdings, Inc. Class A	14,284	600,499
TransDigm Group, Inc. (a)	6,885	4,095,267
Virgin Galactic Holdings, Inc. (a)(b)	80,993	606,638
		57,777,973
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	11,686	1,240,469
Expeditors International of Washington, Inc.	56,350	5,582,595
FedEx Corp.	49,225	9,782,977
GXO Logistics, Inc. (a)	38,153	2,258,276
United Parcel Service, Inc. Class B	332,320	59,810,954
		78,675,271
Airlines - 0.2%
Delta Air Lines, Inc. (a)	292,494	12,586,017
Building Products - 0.3%
Advanced Drain Systems, Inc. (b)	28,145	2,883,737
Allegion PLC	31,227	3,567,372
Armstrong World Industries, Inc.	10,503	889,184
Carlisle Companies, Inc.	8,882	2,303,636
Carrier Global Corp.	182,844	6,997,440
Fortune Brands Home & Security, Inc.	16,171	1,152,184
The AZEK Co., Inc. (a)	31,083	660,203
Trane Technologies PLC	51,807	7,247,281
Trex Co., Inc. (a)(b)	53,625	3,120,439
		28,821,476
Commercial Services & Supplies - 0.4%
Cintas Corp.	37,412	14,862,291
Copart, Inc. (a)	96,018	10,912,446
IAA, Inc. (a)(b)	62,502	2,290,698
MSA Safety, Inc.	4,728	570,622
Rollins, Inc.	96,447	3,234,832
Waste Management, Inc.	30,622	5,035,482
		36,906,371
Electrical Equipment - 0.3%
Fluence Energy, Inc. (b)	10,372	95,111
Generac Holdings, Inc. (a)	28,328	6,214,597
Plug Power, Inc. (a)(b)	236,788	4,977,284
Regal Rexnord Corp.	6,358	808,992
Rockwell Automation, Inc.	32,164	8,126,878
Vertiv Holdings Co. (b)	150,612	1,887,168
		22,110,030
Industrial Conglomerates - 0.2%
3M Co.	38,776	5,592,275
Honeywell International, Inc.	68,052	13,168,743
		18,761,018
Machinery - 1.6%
AGCO Corp.	2,837	361,434
Allison Transmission Holdings, Inc.	35,673	1,335,597
Caterpillar, Inc.	214,378	45,135,144
Deere & Co.	128,153	48,384,165
Donaldson Co., Inc.	6,806	333,766
Graco, Inc.	47,753	2,961,641
Illinois Tool Works, Inc.	128,835	25,394,667
Lincoln Electric Holdings, Inc.	26,254	3,537,201
Middleby Corp. (a)	7,542	1,160,638
Nordson Corp.	4,528	976,644
Parker Hannifin Corp.	9,742	2,638,328
Toro Co.	45,278	3,628,126
Xylem, Inc.	54,023	4,348,852
		140,196,203
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	60,355	4,926,779
CoStar Group, Inc. (a)	139,864	8,898,148
Equifax, Inc.	21,430	4,361,434
LegalZoom.com, Inc. (b)	28,058	402,632
Robert Half International, Inc.	43,331	4,259,871
TransUnion Holding Co., Inc.	60,115	5,261,265
Verisk Analytics, Inc.	46,147	9,416,295
		37,526,424
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	33,990	5,807,192
Landstar System, Inc.	15,476	2,397,232
Lyft, Inc. (a)	136,449	4,448,237
Old Dominion Freight Lines, Inc.	43,182	12,096,142
TuSimple Holdings, Inc. (a)(b)	9,372	97,188
Uber Technologies, Inc. (a)	636,853	20,048,132
Union Pacific Corp.	186,190	43,622,455
XPO Logistics, Inc. (a)	38,010	2,044,558
		90,561,136
Trading Companies & Distributors - 0.3%
Core & Main, Inc. (b)	13,063	310,377
Fastenal Co.	232,211	12,843,590
SiteOne Landscape Supply, Inc. (a)	10,494	1,479,969
United Rentals, Inc. (a)	11,478	3,633,017
W.W. Grainger, Inc.	17,403	8,702,022
		26,968,975

TOTAL INDUSTRIALS		550,890,894

INFORMATION TECHNOLOGY - 46.0%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	98,619	11,397,398
CommScope Holding Co., Inc. (a)	99,669	601,004
Ubiquiti, Inc. (b)	2,578	727,641
		12,726,043
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	189,359	13,539,169
CDW Corp.	61,952	10,109,327
Cognex Corp.	78,385	5,301,178
Coherent, Inc. (a)	10,008	2,681,143
Corning, Inc.	118,646	4,175,153
IPG Photonics Corp. (a)	1,539	145,405
Jabil, Inc.	50,803	2,932,857
Keysight Technologies, Inc. (a)	36,545	5,126,167
Vontier Corp.	41,175	1,054,904
Zebra Technologies Corp. Class A (a)	24,549	9,074,783
		54,140,086
IT Services - 6.8%
Accenture PLC Class A	234,842	70,537,143
Automatic Data Processing, Inc.	177,210	38,663,678
Block, Inc. Class A (a)	221,341	22,032,283
Broadridge Financial Solutions, Inc.	47,801	6,889,558
Cloudflare, Inc. (a)	113,614	9,786,710
EPAM Systems, Inc. (a)	24,856	6,586,591
Euronet Worldwide, Inc. (a)	16,539	2,011,969
Fiserv, Inc. (a)	18,754	1,836,392
FleetCor Technologies, Inc. (a)	8,372	2,088,981
Gartner, Inc. (a)	36,611	10,637,326
Genpact Ltd.	4,150	167,121
Globant SA (a)	18,631	4,024,110
GoDaddy, Inc. (a)	8,058	651,167
Jack Henry & Associates, Inc.	8,680	1,645,554
MasterCard, Inc. Class A	396,809	144,192,454
MongoDB, Inc. Class A (a)	29,173	10,354,373
Okta, Inc. (a)	58,341	6,960,665
Paychex, Inc.	128,200	16,246,786
PayPal Holdings, Inc. (a)	541,248	47,591,937
Sabre Corp. (a)	148,811	1,558,051
Shift4 Payments, Inc. (a)(b)	20,447	1,072,650
Snowflake, Inc. (a)	87,763	15,046,089
StoneCo Ltd. Class A (a)	99,759	939,730
Switch, Inc. Class A	51,833	1,547,733
The Western Union Co.	47,192	790,938
Thoughtworks Holding, Inc. (b)	7,044	130,384
Twilio, Inc. Class A (a)	22,460	2,511,477
Visa, Inc. Class A	762,654	162,544,447
WEX, Inc. (a)	13,854	2,303,089
Wix.com Ltd. (a)	25,053	1,890,499
		593,239,885
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	751,878	64,300,607
Allegro MicroSystems LLC (a)	18,096	439,914
Analog Devices, Inc.	95,467	14,738,195
Applied Materials, Inc.	407,739	44,993,999
Broadcom, Inc.	185,383	102,774,481
Enphase Energy, Inc. (a)	59,813	9,653,818
Entegris, Inc.	61,692	6,871,872
GlobalFoundries, Inc. (b)	12,669	662,462
KLA Corp.	69,721	22,259,126
Lam Research Corp.	64,731	30,149,111
Microchip Technology, Inc.	210,706	13,738,031
Micron Technology, Inc.	71,372	4,866,857
MKS Instruments, Inc.	21,548	2,456,041
Monolithic Power Systems, Inc.	20,824	8,168,006
NVIDIA Corp.	1,099,775	203,975,269
NXP Semiconductors NV	37,266	6,368,759
onsemi (a)	104,780	5,460,086
Qualcomm, Inc.	518,632	72,447,704
Skyworks Solutions, Inc.	35,824	4,058,859
Teradyne, Inc.	74,936	7,902,751
Texas Instruments, Inc.	262,928	44,763,492
Universal Display Corp.	19,899	2,541,699
		673,591,139
Software - 17.7%
Adobe, Inc. (a)	216,803	85,843,148
Alteryx, Inc. Class A (a)	27,404	1,759,337
Anaplan, Inc. (a)	66,501	4,321,900
ANSYS, Inc. (a)	16,791	4,629,111
Aspen Technology, Inc. (a)	30,644	4,858,300
Atlassian Corp. PLC (a)	64,133	14,419,022
Autodesk, Inc. (a)	101,664	19,242,962
Avalara, Inc. (a)	40,348	3,069,272
Bentley Systems, Inc. Class B (b)	63,567	2,694,605
Bill.Com Holdings, Inc. (a)(b)	43,029	7,345,481
C3.Ai, Inc. (a)(b)	12,466	211,797
Cadence Design Systems, Inc. (a)	126,317	19,054,919
CDK Global, Inc.	8,399	456,990
Citrix Systems, Inc.	20,619	2,063,962
Coupa Software, Inc. (a)	28,111	2,425,979
Crowdstrike Holdings, Inc. (a)	91,819	18,249,944
Datadog, Inc. Class A (a)	117,125	14,146,358
DocuSign, Inc. (a)	89,918	7,283,358
DoubleVerify Holdings, Inc. (a)	27,419	596,363
Dropbox, Inc. Class A (a)	138,278	3,007,547
Duck Creek Technologies, Inc. (a)	9,733	155,047
Dynatrace, Inc. (a)	88,223	3,384,234
Elastic NV (a)	35,303	2,687,970
Everbridge, Inc. (a)	20,007	862,302
Fair Isaac Corp. (a)	11,766	4,394,719
Five9, Inc. (a)	31,526	3,471,013
Fortinet, Inc. (a)	61,535	17,784,230
HubSpot, Inc. (a)	20,867	7,917,566
Informatica, Inc. (b)	11,604	225,814
Intuit, Inc.	122,152	51,151,150
Jamf Holding Corp. (a)(b)	21,028	647,662
Mandiant, Inc. (a)	32,690	718,526
Manhattan Associates, Inc. (a)	15,460	2,018,303
Microsoft Corp.	3,463,971	961,321,232
nCino, Inc. (a)(b)	26,927	1,009,493
NCR Corp. (a)	20,095	703,928
New Relic, Inc. (a)	24,696	1,562,516
NortonLifeLock, Inc.	67,623	1,693,280
Nutanix, Inc. Class A (a)	98,806	2,473,114
Oracle Corp.	690,387	50,674,406
Palantir Technologies, Inc. (a)	708,413	7,367,495
Palo Alto Networks, Inc. (a)	44,431	24,938,232
Paycom Software, Inc. (a)	22,633	6,370,511
Paycor HCM, Inc. (b)	15,613	384,548
Paylocity Holding Corp. (a)	18,358	3,481,228
Pegasystems, Inc.	18,201	1,394,015
Procore Technologies, Inc. (a)	20,747	1,150,836
PTC, Inc. (a)	48,574	5,547,637
RingCentral, Inc. (a)	38,158	3,237,706
Salesforce.com, Inc. (a)	83,062	14,613,928
ServiceNow, Inc. (a)	91,964	43,967,988
Smartsheet, Inc. (a)	56,800	2,745,144
Splunk, Inc. (a)	73,108	8,920,638
Synopsys, Inc. (a)	44,241	12,687,876
Teradata Corp. (a)	42,393	1,752,951
The Trade Desk, Inc. (a)	199,910	11,778,697
Tyler Technologies, Inc. (a)	15,990	6,311,413
Unity Software, Inc. (a)(b)	69,733	4,630,969
VMware, Inc. Class A	37,943	4,099,362
Workday, Inc. Class A (a)	88,483	18,289,436
Zendesk, Inc. (a)	55,732	6,801,533
Zoom Video Communications, Inc. Class A (a)	88,275	8,789,542
Zscaler, Inc. (a)	36,518	7,403,659
		1,537,202,204
Technology Hardware, Storage & Peripherals - 13.0%
Apple, Inc.	7,094,190	1,118,399,042
Dell Technologies, Inc.	60,646	2,850,968
HP, Inc.	173,660	6,361,166
NetApp, Inc.	67,451	4,940,786
Pure Storage, Inc. Class A (a)	116,903	3,425,258
		1,135,977,220

TOTAL INFORMATION TECHNOLOGY		4,006,876,577

MATERIALS - 1.0%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (a)	16,229	411,730
Celanese Corp. Class A	18,212	2,676,071
Diversey Holdings Ltd. (a)	28,134	217,757
Dow, Inc.	24,052	1,599,458
Ecolab, Inc.	100,474	17,014,267
FMC Corp.	14,715	1,950,326
LyondellBasell Industries NV Class A	14,712	1,559,913
Olin Corp.	4,925	282,695
PPG Industries, Inc.	45,893	5,873,845
RPM International, Inc. (b)	34,219	2,836,755
Sherwin-Williams Co.	110,473	30,375,656
The Chemours Co. LLC	37,096	1,226,765
The Scotts Miracle-Gro Co. Class A (b)	19,139	1,989,116
Westlake Corp.	3,021	382,308
		68,396,662
Containers & Packaging - 0.1%
Avery Dennison Corp.	20,262	3,659,317
Ball Corp.	42,935	3,484,605
Crown Holdings, Inc.	6,930	762,577
Graphic Packaging Holding Co.	35,668	777,562
Sealed Air Corp.	36,936	2,371,661
		11,055,722
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	196,416	7,964,669
Southern Copper Corp. (b)	35,124	2,187,171
Steel Dynamics, Inc.	16,197	1,388,893
		11,540,733
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	3,101	200,077

TOTAL MATERIALS		91,193,194

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	207,408	49,989,476
Crown Castle International Corp.	198,260	36,719,735
Equinix, Inc.	29,200	20,997,136
Equity Lifestyle Properties, Inc.	42,757	3,304,261
Extra Space Storage, Inc.	5,245	996,550
Iron Mountain, Inc.	91,882	4,936,820
Lamar Advertising Co. Class A	34,411	3,799,319
Public Storage	52,636	19,554,274
SBA Communications Corp. Class A	8,328	2,890,732
Simon Property Group, Inc.	129,981	15,337,758
		158,526,061
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	7,988	663,324
Opendoor Technologies, Inc. (a)(b)	49,067	342,978
Zillow Group, Inc.:
Class A (a)	30,375	1,173,994
Class C (a)(b)	75,592	3,010,073
		5,190,369

TOTAL REAL ESTATE		163,716,430

UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	51,685	1,855,492
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	14,470	519,473

TOTAL UTILITIES		2,374,965

TOTAL COMMON STOCKS
(Cost $6,770,919,701)		8,684,828,080
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (c)
(Cost $1,982,907)	2,000,000	1,975,733
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.32% (d)	74,777,098	$74,792,053
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	84,477,623	84,486,071
TOTAL MONEY MARKET FUNDS
(Cost $159,278,124)		159,278,124
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $6,932,180,732)		8,846,081,937
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(125,228,384)
NET ASSETS - 100%		$8,720,853,553

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	82	June 2022	$21,077,280	$(254,981)	$(254,981)
CME E-mini S&P 500 Index Contracts (United States)	32	June 2022	6,604,000	(70,025)	(70,025)
TOTAL FUTURES CONTRACTS					$(325,006)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,975,733.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$40,923,061	$2,003,250,886	$1,969,381,894	$39,318	$--	$--	$74,792,053	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	56,797,224	673,732,859	646,044,012	268,348	--	--	84,486,071	0.2%
Total	$97,720,285	$2,676,983,745	$2,615,425,906	$307,666	$--	$--	$159,278,124

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$841,121,757	$841,121,757	$--	$--
Consumer Discretionary	1,557,062,610	1,557,062,610	--	--
Consumer Staples	420,287,822	420,287,822	--	--
Energy	43,931,965	43,931,965	--	--
Financials	217,398,828	217,398,828	--	--
Health Care	789,973,038	789,973,038	--	--
Industrials	550,890,894	550,890,894	--	--
Information Technology	4,006,876,577	4,006,876,577	--	--
Materials	91,193,194	91,193,194	--	--
Real Estate	163,716,430	163,716,430	--	--
Utilities	2,374,965	2,374,965	--	--
U.S. Government and Government Agency Obligations	1,975,733	--	1,975,733	--
Money Market Funds	159,278,124	159,278,124	--	--
Total Investments in Securities:	$8,846,081,937	$8,844,106,204	$1,975,733	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(325,006)	$(325,006)	$--	$--
Total Liabilities	$(325,006)	$(325,006)	$--	$--
Total Derivative Instruments:	$(325,006)	$(325,006)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(325,006)
Total Equity Risk	0	(325,006)
Total Value of Derivatives	$0	$(325,006)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022
Assets
Investment in securities, at value (including securities loaned of $79,809,305) — See accompanying schedule: Unaffiliated issuers (cost $6,772,902,608)	$8,686,803,813
Fidelity Central Funds (cost $159,278,124)	159,278,124
Total Investment in Securities (cost $6,932,180,732)		$8,846,081,937
Segregated cash with brokers for derivative instruments		1,728,068
Receivable for investments sold		5,833,718
Receivable for fund shares sold		18,334,389
Dividends receivable		3,530,885
Distributions receivable from Fidelity Central Funds		51,442
Other receivables		49
Total assets		8,875,560,488
Liabilities
Payable for investments purchased	$59,898,167
Payable for fund shares redeemed	7,104,212
Accrued management fee	270,777
Payable for daily variation margin on futures contracts	2,942,043
Other payables and accrued expenses	41
Collateral on securities loaned	84,491,695
Total liabilities		154,706,935
Net Assets		$8,720,853,553
Net Assets consist of:
Paid in capital		$6,849,298,731
Total accumulated earnings (loss)		1,871,554,822
Net Assets		$8,720,853,553
Net Asset Value, offering price and redemption price per share ($8,720,853,553 ÷ 367,932,472 shares)		$23.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2022
Investment Income
Dividends		$64,535,503
Interest		3,996
Income from Fidelity Central Funds (including $268,348 from security lending)		307,666
Total income		64,847,165
Expenses
Management fee	$3,063,269
Independent trustees' fees and expenses	25,647
Total expenses before reductions	3,088,916
Expense reductions	(88)
Total expenses after reductions		3,088,828
Net investment income (loss)		61,758,337
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	151,466,875
Futures contracts	(2,677,281)
Total net realized gain (loss)		148,789,594
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(856,932,833)
Futures contracts	(2,285,332)
Total change in net unrealized appreciation (depreciation)		(859,218,165)
Net gain (loss)		(710,428,571)
Net increase (decrease) in net assets resulting from operations		$(648,670,234)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2022	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,758,337	$46,191,944
Net realized gain (loss)	148,789,594	73,813,180
Change in net unrealized appreciation (depreciation)	(859,218,165)	2,076,095,983
Net increase (decrease) in net assets resulting from operations	(648,670,234)	2,196,101,107
Distributions to shareholders	(215,358,076)	(105,606,913)
Share transactions
Proceeds from sales of shares	4,609,400,972	3,333,287,751
Reinvestment of distributions	195,646,382	96,443,522
Cost of shares redeemed	(2,341,538,817)	(2,441,343,798)
Net increase (decrease) in net assets resulting from share transactions	2,463,508,537	988,387,475
Total increase (decrease) in net assets	1,599,480,227	3,078,881,669
Net Assets
Beginning of period	7,121,373,326	4,042,491,657
End of period	$8,720,853,553	$7,121,373,326
Other Information
Shares
Sold	170,017,284	152,304,192
Issued in reinvestment of distributions	6,861,958	4,500,812
Redeemed	(86,833,277)	(112,947,643)
Net increase (decrease)	90,045,965	43,857,361

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund

Years ended April 30,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$25.63	$17.27	$15.75	$13.62	$11.60
Income from Investment Operations
Net investment income (loss)A,B	.19	.18	.20	.19	.18
Net realized and unrealized gain (loss)	(1.46)	8.60	1.50	2.13	2.00
Total from investment operations	(1.27)	8.78	1.70	2.32	2.18
Distributions from net investment income	(.16)	(.18)	(.17)	(.15)	(.13)
Distributions from net realized gain	(.50)	(.24)	(.01)	(.04)	(.03)
Total distributions	(.66)	(.42)	(.18)	(.19)	(.16)
Net asset value, end of period	$23.70	$25.63	$17.27	$15.75	$13.62
Total ReturnC	(5.39)%	51.34%	10.84%	17.34%	18.89%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	.70%	.82%	1.20%	1.30%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$8,720,854	$7,121,373	$4,042,492	$2,240,759	$141,224
Portfolio turnover rateF	14%	21%	15%	14%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2022

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,559,246,482
Gross unrealized depreciation	(684,520,198)
Net unrealized appreciation (depreciation)	$1,874,726,284
Tax Cost	$6,971,355,653

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$14,471,364
Net unrealized appreciation (depreciation) on securities and other investments	$1,874,726,284

The Fund intends to elect to defer to its next fiscal year $17,642,825 of capital losses recognized during the period November 1, 2021 to April 30, 2022.

The tax character of distributions paid was as follows:

	April 30, 2022	April 30, 2021
Ordinary Income	$70,657,032	$ 47,665,963
Long-term Capital Gains	144,701,044	57,940,950
Total	$215,358,076	$ 105,606,913

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	3,546,293,412	1,205,543,852

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2023.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Large Cap Growth Index Fund	Borrower	$15,113,000.32%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Growth Index Fund	$28,316	$11,284	$585,835

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $88.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Growth Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 13, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 300 funds. Mr. Chiel oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Large Cap Growth Index Fund	.04%
Actual		$1,000.00	$821.30	$.18
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2022, $144,590,837, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in December during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates 98% and 64% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 99% and 66% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1% and 5% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LC1-I-ANN-0622
1.9879605.105

Fidelity® Series Large Cap Growth Index Fund

Annual Report

April 30, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2022	Past 1 year	Life of fundA
Fidelity® Series Large Cap Growth Index Fund	(5.34)%	15.04%

 A From August 17, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Large Cap Growth Index Fund on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$16,801	Fidelity® Series Large Cap Growth Index Fund
$16,818	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 0.21% for the 12 months ending April 30, 2022. After posting a strong result in 2021, large-cap stocks retreated to begin the new year amid several notable headwinds that stoked volatility, uncertainty and investor anxiety. Chief among these was the U.S. Federal Reserve’s accelerated plan to hike interest rates and aggressively wind down its balance sheet in an attempt to rein in historically high inflation. In addition, geopolitical unrest rose as Russia invaded Ukraine in late February and escalated its attack through period end. Other factors influencing stocks included surging commodity prices, rising bond yields, supply constraint and disruption, and the potential for variants of the coronavirus to upend the economy. Against this backdrop, the S&P 500® index returned -5.17% in January and -2.99% in February, falling on mixed corporate earnings, particularly among some highflying tech firms. Volatility eased in March and the index gained 3.71% for the month. April saw a sharp reversal, with the index returning -8.72% amid clearer signals of the Fed’s intension to tighten monetary policy and angst about the economic toll of “zero-COVID” lockdowns in China. It was the largest monthly decline for the S&P 500® since March 2020. For the full 12 months, the growth-oriented communication services (-22%) and consumer discretionary (-11%) sectors lagged most. In contrast, energy (+61%) rode a surge in commodity prices and led the market by a wide margin, followed by the defensive consumer staples (+17%) sector.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending April 30, 2022, the fund returned -5.34%, roughly in line with the -5.35% result of the benchmark Russell 1000® Growth Index. By sector, stocks in the communication services sector returned about -26% and detracted most. This group was hampered by the media & entertainment (-26%) industry. Consumer discretionary (-14%), industrials (-7%) and materials (-9%) also hurt. In contrast, consumer staples advanced roughly 15% and contributed. Information technology stocks also helped (+1%), benefiting from the technology hardware & equipment industry (+19%). The energy sector rose 58%. Turning to individual stocks, the biggest individual detractor was Amazon.com (-28%), from the retailing industry. Meta Platforms (-38%) and Netflix (-63%), from the media & entertainment industry, hurt. Other detractors from the software & services segment were PayPal (-66%) and Block (-59%). In contrast, the top contributor was Apple (+21%), from the technology hardware & equipment category, followed by Microsoft (+11%), within the software & services group. In automobiles & components, Tesla advanced roughly 23% and Eli Lilly (+62%) from the pharmaceuticals, biotechnology & life sciences segment also helped. Nvidia, within the semiconductors & semiconductor equipment industry, rose 24% and boosted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Apple, Inc.	12.8
Microsoft Corp.	11.0
Amazon.com, Inc.	5.7
Tesla, Inc.	3.8
Alphabet, Inc. Class A	3.1
Alphabet, Inc. Class C	2.9
Meta Platforms, Inc. Class A	2.4
NVIDIA Corp.	2.3
Visa, Inc. Class A	1.9
The Home Depot, Inc.	1.7
47.6

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	45.8
Consumer Discretionary	17.8
Communication Services	9.6
Health Care	9.0
Industrials	6.3
Consumer Staples	4.8
Financials	2.5
Real Estate	1.9
Materials	1.1
Energy	0.5
Utilities	0.0

Asset Allocation (% of fund's net assets)

As of April 30, 2022 *
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

*Foreign investments - 1.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments April 30, 2022

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 9.6%
Entertainment - 0.7%
Live Nation Entertainment, Inc. (a)	1,786	$187,316
Madison Square Garden Sports Corp. (a)	239	38,744
Netflix, Inc. (a)	14,612	2,781,540
Playtika Holding Corp. (a)	3,606	63,393
Roku, Inc. Class A (a)	3,981	369,835
Skillz, Inc. (a)	9,956	20,410
Spotify Technology SA (a)	4,668	474,502
Take-Two Interactive Software, Inc. (a)	768	91,784
The Walt Disney Co. (a)	3,133	349,737
World Wrestling Entertainment, Inc. Class A (b)	1,289	75,265
Zynga, Inc. (a)	16,512	136,554
		4,589,080
Interactive Media & Services - 8.6%
Alphabet, Inc.:
Class A (a)	8,764	20,001,113
Class C (a)	8,057	18,525,702
Match Group, Inc. (a)	9,553	756,120
Meta Platforms, Inc. Class A (a)	78,033	15,643,276
Pinterest, Inc. Class A (a)	19,232	394,641
TripAdvisor, Inc. (a)	1,981	50,852
Twitter, Inc. (a)	2,775	136,031
Vimeo, Inc. (a)	4,275	43,562
		55,551,297
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	5,099	47,319
Cable One, Inc.	96	111,955
Charter Communications, Inc. Class A (a)	3,856	1,652,257
Nexstar Broadcasting Group, Inc. Class A	78	12,357
		1,823,888

TOTAL COMMUNICATION SERVICES		61,964,265

CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.0%
Aptiv PLC (a)	1,672	177,901
QuantumScape Corp. Class A (a)(b)	6,002	89,670
		267,571
Automobiles - 3.8%
Rivian Automotive, Inc. (b)	1,183	35,774
Tesla, Inc. (a)	28,159	24,519,731
Thor Industries, Inc. (b)	730	55,882
		24,611,387
Distributors - 0.1%
Pool Corp.	1,316	533,270
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,619	184,955
Chegg, Inc. (a)	3,479	86,070
Frontdoor, Inc. (a)	2,030	62,747
H&R Block, Inc.	4,468	116,481
Mister Car Wash, Inc. (b)	2,030	29,232
		479,485
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc. (a)	1,387	3,065,700
Boyd Gaming Corp.	583	35,318
Caesars Entertainment, Inc. (a)	4,282	283,811
Chipotle Mexican Grill, Inc. (a)	948	1,379,918
Choice Hotels International, Inc.	1,176	165,181
Churchill Downs, Inc.	1,246	252,863
Darden Restaurants, Inc.	2,914	383,861
Domino's Pizza, Inc.	833	281,554
DraftKings, Inc. Class A (a)(b)	10,402	142,299
Expedia, Inc. (a)	4,901	856,450
Hilton Worldwide Holdings, Inc.	6,206	963,730
Las Vegas Sands Corp. (a)	11,182	396,178
Marriott International, Inc. Class A	9,195	1,632,296
McDonald's Corp.	4,496	1,120,223
Penn National Gaming, Inc. (a)	338	12,361
Planet Fitness, Inc. (a)	1,936	154,938
Six Flags Entertainment Corp. (a)	972	37,198
Starbucks Corp.	38,916	2,904,690
Travel+Leisure Co.	1,931	107,132
Vail Resorts, Inc.	1,349	342,862
Wendy's Co.	6,019	118,935
Wyndham Hotels & Resorts, Inc.	1,956	172,050
Wynn Resorts Ltd. (a)	3,573	251,825
Yum China Holdings, Inc.	1,144	47,819
Yum! Brands, Inc.	829	97,001
		15,206,193
Household Durables - 0.2%
D.R. Horton, Inc.	4,587	319,209
NVR, Inc. (a)	71	310,711
PulteGroup, Inc.	2,439	101,853
Tempur Sealy International, Inc.	6,009	162,904
Toll Brothers, Inc.	1,476	68,442
TopBuild Corp. (a)	923	167,192
		1,130,311
Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (a)	14,685	36,501,477
Doordash, Inc. (a)	4,359	354,953
eBay, Inc.	21,167	1,098,991
Etsy, Inc. (a)	4,281	398,946
Wayfair LLC Class A (a)(b)	1,429	109,947
		38,464,314
Leisure Products - 0.1%
Brunswick Corp.	350	26,464
Mattel, Inc. (a)	11,774	286,226
Peloton Interactive, Inc. Class A (a)(b)	10,063	176,706
Polaris, Inc. (b)	1,337	126,935
YETI Holdings, Inc. (a)	2,890	141,234
		757,565
Multiline Retail - 0.4%
Dollar General Corp.	3,377	802,139
Nordstrom, Inc.	3,151	80,981
Target Corp.	7,255	1,658,856
		2,541,976
Specialty Retail - 3.6%
AutoZone, Inc. (a)	149	291,365
Bath & Body Works, Inc.	4,633	245,039
Best Buy Co., Inc.	1,869	168,079
Burlington Stores, Inc. (a)	2,112	429,919
CarMax, Inc. (a)	448	38,429
Carvana Co. Class A (a)(b)	2,940	170,402
Five Below, Inc. (a)	1,862	292,520
Floor & Decor Holdings, Inc. Class A (a)	3,441	274,317
GameStop Corp. Class A (a)(b)	2,170	271,402
Leslie's, Inc. (a)(b)	4,737	92,845
Lithia Motors, Inc. Class A (sub. vtg.)	91	25,765
Lowe's Companies, Inc.	22,809	4,510,024
O'Reilly Automotive, Inc. (a)	687	416,700
Petco Health & Wellness Co., Inc. (a)	102	1,965
RH (a)	591	198,647
Ross Stores, Inc.	11,842	1,181,476
The Home Depot, Inc.	35,333	10,614,033
TJX Companies, Inc.	40,353	2,472,832
Tractor Supply Co.	3,837	772,964
Ulta Beauty, Inc. (a)	1,777	705,114
Victoria's Secret & Co. (a)	1,505	70,916
Vroom, Inc. (a)(b)	822	1,282
Williams-Sonoma, Inc. (b)	1,864	243,215
		23,489,250
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co.	71	5,833
Deckers Outdoor Corp. (a)	122	32,422
Hanesbrands, Inc. (b)	7,023	93,125
lululemon athletica, Inc. (a)	3,855	1,367,099
NIKE, Inc. Class B	41,916	5,226,925
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	472	18,078
Tapestry, Inc.	925	30,451
VF Corp.	7,043	366,236
		7,140,169

TOTAL CONSUMER DISCRETIONARY		114,621,491

CONSUMER STAPLES - 4.8%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)	315	118,125
Brown-Forman Corp.:
Class A	749	46,753
Class B (non-vtg.)	3,089	208,322
Monster Beverage Corp. (a)	11,655	998,600
PepsiCo, Inc.	38,795	6,661,489
The Coca-Cola Co.	92,732	5,991,415
		14,024,704
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	13,985	7,436,104
Sysco Corp.	17,286	1,477,607
		8,913,711
Food Products - 0.2%
Beyond Meat, Inc. (a)(b)	1,638	60,409
Darling Ingredients, Inc. (a)	257	18,861
Freshpet, Inc. (a)(b)	1,381	128,916
Kellogg Co.	3,777	258,725
Lamb Weston Holdings, Inc.	1,483	98,026
Pilgrim's Pride Corp. (a)	733	20,781
The Hershey Co.	4,242	957,716
		1,543,434
Household Products - 0.4%
Church & Dwight Co., Inc.	419	40,878
Colgate-Palmolive Co.	14,973	1,153,670
Kimberly-Clark Corp.	5,738	796,607
The Clorox Co.	3,368	483,207
		2,474,362
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	7,743	2,044,617
Herbalife Nutrition Ltd. (a)	614	16,320
Olaplex Holdings, Inc. (b)	437	6,424
		2,067,361
Tobacco - 0.3%
Altria Group, Inc.	34,309	1,906,551

TOTAL CONSUMER STAPLES		30,930,123

ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Halliburton Co.	1,649	58,737
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy, Inc.	7,914	1,074,800
Continental Resources, Inc.	192	10,669
Coterra Energy, Inc.	4,343	125,035
Diamondback Energy, Inc.	2,890	364,805
EOG Resources, Inc.	2,340	273,218
Hess Corp.	648	66,789
New Fortress Energy, Inc.	946	36,686
Occidental Petroleum Corp.	3,624	199,646
Pioneer Natural Resources Co.	3,250	755,528
Texas Pacific Land Corp.	199	271,953
		3,179,129

TOTAL ENERGY		3,237,866

FINANCIALS - 2.5%
Banks - 0.0%
Citizens Financial Group, Inc.	3,412	134,433
Synovus Financial Corp.	302	12,545
Western Alliance Bancorp.	1,855	141,184
		288,162
Capital Markets - 1.5%
Ameriprise Financial, Inc.	2,114	561,246
Ares Management Corp.	4,220	279,448
Blackstone, Inc.	23,710	2,408,225
FactSet Research Systems, Inc.	1,103	445,049
Goldman Sachs Group, Inc.	677	206,817
LPL Financial	2,690	505,370
MarketAxess Holdings, Inc.	1,263	332,939
Moody's Corp.	5,203	1,646,645
Morningstar, Inc.	716	181,313
MSCI, Inc.	1,895	798,269
Raymond James Financial, Inc.	319	31,090
S&P Global, Inc.	5,768	2,171,652
T. Rowe Price Group, Inc.	2,549	313,629
		9,881,692
Consumer Finance - 0.5%
American Express Co.	13,257	2,316,130
Credit Acceptance Corp. (a)	18	9,225
Discover Financial Services	5,355	602,223
Synchrony Financial	3,300	121,473
Upstart Holdings, Inc. (a)(b)	1,624	121,832
		3,170,883
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	7,979	397,035
Insurance - 0.4%
Alleghany Corp. (a)	50	41,825
Aon PLC	4,353	1,253,620
Arch Capital Group Ltd. (a)	3,009	137,421
Brown & Brown, Inc.	467	28,945
Erie Indemnity Co. Class A	596	95,527
Everest Re Group Ltd.	292	80,215
GoHealth, Inc. (a)(b)	1,184	885
Lemonade, Inc. (a)(b)	114	2,378
Lincoln National Corp.	894	53,774
Markel Corp. (a)	76	102,849
Marsh & McLennan Companies, Inc.	2,028	327,928
RenaissanceRe Holdings Ltd.	652	93,575
		2,218,942
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	4,336	38,374
UWM Holdings Corp. Class A (b)	1,220	4,526
		42,900

TOTAL FINANCIALS		15,999,614

HEALTH CARE - 9.0%
Biotechnology - 2.9%
AbbVie, Inc.	59,768	8,778,724
Alnylam Pharmaceuticals, Inc. (a)	4,053	540,792
Amgen, Inc.	15,538	3,623,306
CureVac NV (a)(b)	1,798	30,728
Exact Sciences Corp. (a)(b)	5,403	297,435
Exelixis, Inc. (a)	8,947	199,876
Horizon Therapeutics PLC (a)	1,377	135,717
Incyte Corp. (a)	5,340	400,286
Ionis Pharmaceuticals, Inc. (a)	4,365	160,457
Iovance Biotherapeutics, Inc. (a)	1,592	24,119
Mirati Therapeutics, Inc. (a)	1,216	75,137
Moderna, Inc. (a)	11,444	1,538,188
Natera, Inc. (a)	2,631	92,401
Neurocrine Biosciences, Inc. (a)	3,158	284,315
Novavax, Inc. (a)(b)	2,548	114,838
Regeneron Pharmaceuticals, Inc. (a)	369	243,212
Repligen Corp. (a)	1,742	273,912
Sarepta Therapeutics, Inc. (a)	2,814	203,508
Seagen, Inc. (a)	4,074	533,735
Ultragenyx Pharmaceutical, Inc. (a)	1,649	116,568
Vertex Pharmaceuticals, Inc. (a)	3,441	940,150
		18,607,404
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	29,377	3,334,290
Abiomed, Inc. (a)	1,497	429,010
Align Technology, Inc. (a)	2,661	771,451
DexCom, Inc. (a)	3,258	1,331,154
Edwards Lifesciences Corp. (a)	20,896	2,210,379
Figs, Inc. Class A (a)(b)	651	10,195
Globus Medical, Inc. (a)	114	7,549
IDEXX Laboratories, Inc. (a)	2,860	1,231,173
Insulet Corp. (a)(b)	2,234	533,904
Intuitive Surgical, Inc. (a)	11,985	2,868,011
Masimo Corp. (a)	1,226	138,501
Novocure Ltd. (a)	3,459	264,890
Penumbra, Inc. (a)	1,169	201,723
ResMed, Inc.	4,376	875,069
STERIS PLC	404	90,516
Stryker Corp.	5,034	1,214,503
Tandem Diabetes Care, Inc. (a)	1,965	189,583
Teleflex, Inc.	287	81,973
		15,783,874
Health Care Providers & Services - 0.7%
agilon health, Inc. (a)	5,296	94,110
Amedisys, Inc. (a)	959	122,416
Cardinal Health, Inc.	5,541	321,655
Chemed Corp.	130	63,881
DaVita HealthCare Partners, Inc. (a)	1,507	163,314
Encompass Health Corp.	1,892	130,226
Guardant Health, Inc. (a)	3,036	187,321
HCA Holdings, Inc.	8,279	1,776,259
McKesson Corp.	730	226,015
Molina Healthcare, Inc. (a)	303	94,975
Oak Street Health, Inc. (a)(b)	2,874	51,991
UnitedHealth Group, Inc.	2,196	1,116,776
		4,348,939
Health Care Technology - 0.1%
Certara, Inc. (a)	2,180	40,003
Definitive Healthcare Corp. (b)	381	9,011
Veeva Systems, Inc. Class A (a)	4,681	851,708
		900,722
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	2,859	136,546
Adaptive Biotechnologies Corp. (a)	3,012	24,849
Agilent Technologies, Inc.	9,086	1,083,687
Avantor, Inc. (a)	20,349	648,726
Azenta, Inc. (b)	2,041	152,993
Bio-Techne Corp.	1,322	501,950
Bruker Corp.	3,460	198,915
Charles River Laboratories International, Inc. (a)	1,578	381,103
Danaher Corp.	1,115	280,010
Illumina, Inc. (a)	4,934	1,463,671
IQVIA Holdings, Inc. (a)	3,185	694,298
Maravai LifeSciences Holdings, Inc. (a)	3,709	113,978
Mettler-Toledo International, Inc. (a)	766	978,588
Sotera Health Co. (a)	3,359	68,456
Syneos Health, Inc. (a)	431	31,502
Thermo Fisher Scientific, Inc.	1,196	661,292
Waters Corp. (a)	1,901	576,041
West Pharmaceutical Services, Inc.	2,484	782,609
		8,779,214
Pharmaceuticals - 1.5%
Catalent, Inc. (a)	1,351	122,347
Eli Lilly & Co.	22,654	6,617,913
Royalty Pharma PLC	6,507	277,068
Zoetis, Inc. Class A	15,226	2,698,809
		9,716,137

TOTAL HEALTH CARE		58,136,290

INDUSTRIALS - 6.3%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	2,194	246,167
BWX Technologies, Inc.	2,346	121,804
HEICO Corp. (b)	137	19,349
HEICO Corp. Class A	1,306	152,332
Howmet Aerospace, Inc.	984	33,574
Lockheed Martin Corp.	7,175	3,100,461
Northrop Grumman Corp.	431	189,381
Spirit AeroSystems Holdings, Inc. Class A	980	41,199
TransDigm Group, Inc. (a)	511	303,948
Virgin Galactic Holdings, Inc. (a)(b)	5,252	39,337
		4,247,552
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	859	91,183
Expeditors International of Washington, Inc.	4,146	410,744
FedEx Corp.	3,608	717,054
GXO Logistics, Inc. (a)	2,805	166,028
United Parcel Service, Inc. Class B	24,484	4,406,630
		5,791,639
Airlines - 0.2%
Delta Air Lines, Inc. (a)	21,615	930,093
Building Products - 0.3%
Advanced Drain Systems, Inc.	2,074	212,502
Allegion PLC	2,310	263,894
Armstrong World Industries, Inc.	752	63,664
Carlisle Companies, Inc.	666	172,734
Carrier Global Corp.	13,552	518,635
Fortune Brands Home & Security, Inc.	1,192	84,930
The AZEK Co., Inc. (a)	2,083	44,243
Trane Technologies PLC	3,840	537,178
Trex Co., Inc. (a)	3,912	227,639
		2,125,419
Commercial Services & Supplies - 0.4%
Cintas Corp.	2,768	1,099,616
Copart, Inc. (a)	7,069	803,392
IAA, Inc. (a)	4,560	167,124
MSA Safety, Inc.	336	40,552
Rollins, Inc.	7,116	238,671
Waste Management, Inc.	2,271	373,443
		2,722,798
Electrical Equipment - 0.3%
Fluence Energy, Inc. (b)	381	3,494
Generac Holdings, Inc. (a)	2,074	454,994
Plug Power, Inc. (a)(b)	17,302	363,688
Regal Rexnord Corp.	467	59,421
Rockwell Automation, Inc.	2,385	602,618
Vertiv Holdings Co.	10,872	136,226
		1,620,441
Industrial Conglomerates - 0.2%
3M Co.	2,817	406,268
Honeywell International, Inc.	5,016	970,646
		1,376,914
Machinery - 1.6%
AGCO Corp.	219	27,901
Allison Transmission Holdings, Inc.	2,663	99,703
Caterpillar, Inc.	15,780	3,322,321
Deere & Co.	9,434	3,561,807
Donaldson Co., Inc.	463	22,706
Graco, Inc.	3,525	218,621
Illinois Tool Works, Inc.	9,543	1,881,021
Lincoln Electric Holdings, Inc.	1,940	261,376
Middleby Corp. (a)	571	87,871
Nordson Corp.	327	70,531
Parker Hannifin Corp.	723	195,803
Toro Co.	3,348	268,275
Xylem, Inc.	3,990	321,195
		10,339,131
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	4,437	362,192
CoStar Group, Inc. (a)	10,276	653,759
Equifax, Inc.	1,565	318,509
LegalZoom.com, Inc. (b)	1,908	27,380
Robert Half International, Inc.	3,214	315,968
TransUnion Holding Co., Inc.	4,420	386,838
Verisk Analytics, Inc.	3,418	697,443
		2,762,089
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	2,523	431,055
Landstar System, Inc.	1,146	177,515
Lyft, Inc. (a)	9,948	324,305
Old Dominion Freight Lines, Inc.	3,183	891,622
TuSimple Holdings, Inc. (a)(b)	436	4,521
Uber Technologies, Inc. (a)	46,726	1,470,934
Union Pacific Corp.	13,746	3,220,550
XPO Logistics, Inc. (a)	2,806	150,935
		6,671,437
Trading Companies & Distributors - 0.3%
Core & Main, Inc. (b)	935	22,216
Fastenal Co.	17,204	951,553
SiteOne Landscape Supply, Inc. (a)	777	109,580
United Rentals, Inc. (a)	849	268,725
W.W. Grainger, Inc.	1,289	644,539
		1,996,613

TOTAL INDUSTRIALS		40,584,126

INFORMATION TECHNOLOGY - 45.8%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	7,280	841,350
CommScope Holding Co., Inc. (a)	6,855	41,336
Ubiquiti, Inc. (b)	184	51,934
		934,620
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	14,035	1,003,503
CDW Corp.	4,578	747,038
Cognex Corp.	5,779	390,834
Coherent, Inc. (a)	740	198,246
Corning, Inc.	8,695	305,977
IPG Photonics Corp. (a)	75	7,086
Jabil, Inc.	3,742	216,026
Keysight Technologies, Inc. (a)	2,704	379,290
Vontier Corp.	3,164	81,062
Zebra Technologies Corp. Class A (a)	1,800	665,388
		3,994,450
IT Services - 6.8%
Accenture PLC Class A	17,298	5,195,627
Automatic Data Processing, Inc.	13,066	2,850,740
Block, Inc. Class A (a)	16,228	1,615,335
Broadridge Financial Solutions, Inc.	3,548	511,373
Cloudflare, Inc. (a)	8,350	719,269
EPAM Systems, Inc. (a)	1,819	482,017
Euronet Worldwide, Inc. (a)	1,211	147,318
Fiserv, Inc. (a)	1,375	134,640
FleetCor Technologies, Inc. (a)	614	153,205
Gartner, Inc. (a)	2,703	785,357
Genpact Ltd.	250	10,068
Globant SA (a)	1,366	295,042
GoDaddy, Inc. (a)	557	45,011
Jack Henry & Associates, Inc.	638	120,952
MasterCard, Inc. Class A	29,206	10,612,876
MongoDB, Inc. Class A (a)	2,146	761,680
Okta, Inc. (a)	4,261	508,380
Paychex, Inc.	9,492	1,202,921
PayPal Holdings, Inc. (a)	39,756	3,495,745
Sabre Corp. (a)	10,864	113,746
Shift4 Payments, Inc. (a)(b)	1,454	76,277
Snowflake, Inc. (a)	6,440	1,104,074
StoneCo Ltd. Class A (a)(b)	7,037	66,289
Switch, Inc. Class A	3,898	116,394
The Western Union Co.	3,403	57,034
Thoughtworks Holding, Inc.	406	7,515
Twilio, Inc. Class A (a)	1,583	177,011
Visa, Inc. Class A	56,138	11,964,692
WEX, Inc. (a)	1,013	168,401
Wix.com Ltd. (a)	1,802	135,979
		43,634,968
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	55,271	4,726,776
Allegro MicroSystems LLC (a)	1,323	32,162
Analog Devices, Inc.	7,065	1,090,695
Applied Materials, Inc.	29,987	3,309,065
Broadcom, Inc.	13,656	7,570,750
Enphase Energy, Inc. (a)	4,399	709,999
Entegris, Inc.	4,549	506,713
GlobalFoundries, Inc.	973	50,878
KLA Corp.	5,129	1,637,485
Lam Research Corp.	4,757	2,215,620
Microchip Technology, Inc.	15,507	1,011,056
Micron Technology, Inc.	5,231	356,702
MKS Instruments, Inc.	1,578	179,860
Monolithic Power Systems, Inc.	1,532	600,912
NVIDIA Corp.	80,941	15,012,127
NXP Semiconductors NV	2,751	470,146
onsemi (a)	7,743	403,488
Qualcomm, Inc.	38,163	5,330,989
Skyworks Solutions, Inc.	2,631	298,092
Teradyne, Inc.	5,506	580,663
Texas Instruments, Inc.	19,372	3,298,083
Universal Display Corp.	1,463	186,869
		49,579,130
Software - 17.6%
Adobe, Inc. (a)	15,939	6,311,047
Alteryx, Inc. Class A (a)	1,986	127,501
Anaplan, Inc. (a)	4,845	314,877
ANSYS, Inc. (a)	1,224	337,445
Aspen Technology, Inc. (a)	2,257	357,825
Atlassian Corp. PLC (a)	4,711	1,059,174
Autodesk, Inc. (a)	7,446	1,409,379
Avalara, Inc. (a)	2,894	220,147
Bentley Systems, Inc. Class B (b)	4,659	197,495
Bill.Com Holdings, Inc. (a)	3,156	538,761
C3.Ai, Inc. (a)(b)	645	10,959
Cadence Design Systems, Inc. (a)	9,287	1,400,944
CDK Global, Inc.	587	31,939
Citrix Systems, Inc.	1,488	148,949
Coupa Software, Inc. (a)	2,516	217,131
Crowdstrike Holdings, Inc. (a)	6,738	1,339,245
Datadog, Inc. Class A (a)	8,597	1,038,346
DocuSign, Inc. (a)	6,519	528,039
DoubleVerify Holdings, Inc. (a)	1,954	42,500
Dropbox, Inc. Class A (a)	10,015	217,826
Duck Creek Technologies, Inc. (a)	459	7,312
Dynatrace, Inc. (a)	6,323	242,550
Elastic NV (a)	2,532	192,786
Everbridge, Inc. (a)	1,301	56,073
Fair Isaac Corp. (a)	860	321,219
Five9, Inc. (a)	2,279	250,918
Fortinet, Inc. (a)	4,526	1,308,059
HubSpot, Inc. (a)	1,523	577,872
Informatica, Inc. (b)	883	17,183
Intuit, Inc.	8,980	3,760,375
Jamf Holding Corp. (a)(b)	1,601	49,311
Mandiant, Inc. (a)	2,312	50,818
Manhattan Associates, Inc. (a)	1,138	148,566
Microsoft Corp.	254,973	70,760,107
nCino, Inc. (a)(b)	1,960	73,480
NCR Corp. (a)	1,535	53,771
New Relic, Inc. (a)	1,778	112,494
NortonLifeLock, Inc.	4,914	123,047
Nutanix, Inc. Class A (a)	7,230	180,967
Oracle Corp.	50,828	3,730,775
Palantir Technologies, Inc. (a)	56,100	583,440
Palo Alto Networks, Inc. (a)	3,268	1,834,263
Paycom Software, Inc. (a)	1,651	464,707
Paycor HCM, Inc. (b)	1,139	28,054
Paylocity Holding Corp. (a)	1,342	254,483
Pegasystems, Inc.	1,326	101,558
Procore Technologies, Inc. (a)	1,489	82,595
PTC, Inc. (a)	3,559	406,473
RingCentral, Inc. (a)	2,761	234,271
Salesforce.com, Inc. (a)	6,074	1,068,660
ServiceNow, Inc. (a)	6,753	3,228,609
Smartsheet, Inc. (a)	4,106	198,443
Splunk, Inc. (a)	5,364	654,515
Synopsys, Inc. (a)	3,250	932,068
Teradata Corp. (a)	3,107	128,474
The Trade Desk, Inc. (a)	14,677	864,769
Tyler Technologies, Inc. (a)	1,177	464,574
Unity Software, Inc. (a)(b)	5,092	338,160
VMware, Inc. Class A	2,791	301,540
Workday, Inc. Class A (a)	6,483	1,340,036
Zendesk, Inc. (a)	4,072	496,947
Zoom Video Communications, Inc. Class A (a)	7,355	732,337
Zscaler, Inc. (a)	2,666	540,505
		113,146,693
Technology Hardware, Storage & Peripherals - 13.0%
Apple, Inc.	522,228	82,329,238
Dell Technologies, Inc.	4,456	209,477
HP, Inc.	12,707	465,457
NetApp, Inc.	4,985	365,151
Pure Storage, Inc. Class A (a)	8,630	252,859
		83,622,182

TOTAL INFORMATION TECHNOLOGY		294,912,043

MATERIALS - 1.1%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (a)	1,211	30,723
Celanese Corp. Class A	1,341	197,047
Diversey Holdings Ltd. (a)	2,113	16,355
Dow, Inc.	1,795	119,368
Ecolab, Inc.	7,417	1,255,995
FMC Corp.	1,084	143,673
LyondellBasell Industries NV Class A	1,082	114,724
Olin Corp.	353	20,262
PPG Industries, Inc.	3,378	432,350
RPM International, Inc.	2,522	209,074
Sherwin-Williams Co.	8,133	2,236,250
The Chemours Co. LLC	2,774	91,736
The Scotts Miracle-Gro Co. Class A (b)	1,388	144,255
Westlake Corp.	212	26,829
		5,038,641
Containers & Packaging - 0.1%
Avery Dennison Corp.	1,487	268,552
Ball Corp.	3,176	257,764
Crown Holdings, Inc.	490	53,920
Graphic Packaging Holding Co.	2,764	60,255
Sealed Air Corp.	2,712	174,138
		814,629
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	14,498	587,894
Southern Copper Corp.	2,595	161,591
Steel Dynamics, Inc.	1,191	102,128
		851,613
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	197	12,710

TOTAL MATERIALS		6,717,593

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	15,269	3,680,134
Crown Castle International Corp.	14,574	2,699,251
Equinix, Inc.	2,146	1,543,146
Equity Lifestyle Properties, Inc.	3,161	244,282
Extra Space Storage, Inc.	385	73,150
Iron Mountain, Inc.	6,817	366,277
Lamar Advertising Co. Class A	2,547	281,214
Public Storage	3,894	1,446,621
SBA Communications Corp. Class A	611	212,084
Simon Property Group, Inc.	9,583	1,130,794
		11,676,953
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	604	50,156
Opendoor Technologies, Inc. (a)(b)	3,119	21,802
Zillow Group, Inc.:
Class A (a)	1,994	77,068
Class C (a)(b)	5,643	224,704
		373,730

TOTAL REAL ESTATE		12,050,683

UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	3,737	134,158
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	1,064	38,198

TOTAL UTILITIES		172,356

TOTAL COMMON STOCKS
(Cost $505,099,797)		639,326,450
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (c)
(Cost $396,357)	400,000	395,147
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.32% (d)	5,232,119	$5,233,166
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	4,375,295	4,375,732
TOTAL MONEY MARKET FUNDS
(Cost $9,608,898)		9,608,898
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $515,105,052)		649,330,495
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(5,838,341)
NET ASSETS - 100%		$643,492,154

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	11	June 2022	$2,827,440	$(29,825)	$(29,825)
CME E-mini S&P 500 Index Contracts (United States)	3	June 2022	619,125	(7,465)	(7,465)
TOTAL FUTURES CONTRACTS					$(37,290)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $254,870.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$3,818,147	$274,694,688	$273,279,669	$2,963	$--	$--	$5,233,166	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	2,195,182	31,181,535	29,000,985	16,693	--	--	4,375,732	0.0%
Total	$6,013,329	$305,876,223	$302,280,654	$19,656	$--	$--	$9,608,898

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$61,964,265	$61,964,265	$--	$--
Consumer Discretionary	114,621,491	114,621,491	--	--
Consumer Staples	30,930,123	30,930,123	--	--
Energy	3,237,866	3,237,866	--	--
Financials	15,999,614	15,999,614	--	--
Health Care	58,136,290	58,136,290	--	--
Industrials	40,584,126	40,584,126	--	--
Information Technology	294,912,043	294,912,043	--	--
Materials	6,717,593	6,717,593	--	--
Real Estate	12,050,683	12,050,683	--	--
Utilities	172,356	172,356	--	--
U.S. Government and Government Agency Obligations	395,147	--	395,147	--
Money Market Funds	9,608,898	9,608,898	--	--
Total Investments in Securities:	$649,330,495	$648,935,348	$395,147	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(37,290)	$(37,290)	$--	$--
Total Liabilities	$(37,290)	$(37,290)	$--	$--
Total Derivative Instruments:	$(37,290)	$(37,290)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(37,290)
Total Equity Risk	0	(37,290)
Total Value of Derivatives	$0	$(37,290)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statementof Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futurescontracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022
Assets
Investment in securities, at value (including securities loaned of $4,142,370) — See accompanying schedule: Unaffiliated issuers (cost $505,496,154)	$639,721,597
Fidelity Central Funds (cost $9,608,898)	9,608,898
Total Investment in Securities (cost $515,105,052)		$649,330,495
Receivable for fund shares sold		37,924,630
Dividends receivable		247,026
Distributions receivable from Fidelity Central Funds		3,259
Total assets		687,505,410
Liabilities
Payable for investments purchased	$39,549,377
Payable for fund shares redeemed	34
Payable to investment adviser for expense recoupment	740
Payable for daily variation margin on futures contracts	78,793
Other payables and accrued expenses	8,587
Collateral on securities loaned	4,375,725
Total liabilities		44,013,256
Net Assets		$643,492,154
Net Assets consist of:
Paid in capital		$513,649,379
Total accumulated earnings (loss)		129,842,775
Net Assets		$643,492,154
Net Asset Value, offering price and redemption price per share ($643,492,154 ÷ 41,583,397 shares)		$15.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2022
Investment Income
Dividends		$4,748,163
Interest		638
Income from Fidelity Central Funds (including $16,693 from security lending)		19,656
Total income		4,768,457
Expenses
Custodian fees and expenses	$40,005
Independent trustees' fees and expenses	1,903
Interest	3,135
Total expenses before reductions	45,043
Expense reductions	(20,586)
Total expenses after reductions		24,457
Net investment income (loss)		4,744,000
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,919,374
Futures contracts	236,529
Total net realized gain (loss)		11,155,903
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(50,116,205)
Futures contracts	(135,867)
Total change in net unrealized appreciation (depreciation)		(50,252,072)
Net gain (loss)		(39,096,169)
Net increase (decrease) in net assets resulting from operations		$(34,352,169)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2022	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,744,000	$3,449,054
Net realized gain (loss)	11,155,903	8,074,626
Change in net unrealized appreciation (depreciation)	(50,252,072)	148,292,243
Net increase (decrease) in net assets resulting from operations	(34,352,169)	159,815,923
Distributions to shareholders	(20,151,918)	(11,868,794)
Share transactions
Proceeds from sales of shares	328,924,069	237,076,669
Reinvestment of distributions	20,151,918	11,868,794
Cost of shares redeemed	(197,089,005)	(148,710,860)
Net increase (decrease) in net assets resulting from share transactions	151,986,982	100,234,603
Total increase (decrease) in net assets	97,482,895	248,181,732
Net Assets
Beginning of period	546,009,259	297,827,527
End of period	$643,492,154	$546,009,259
Other Information
Shares
Sold	18,966,983	15,983,864
Issued in reinvestment of distributions	1,064,704	873,907
Redeemed	(10,844,228)	(10,316,427)
Net increase (decrease)	9,187,459	6,541,344

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Growth Index Fund

Years ended April 30,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$16.85	$11.52	$10.54	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.13	.12	.14	.06
Net realized and unrealized gain (loss)	(.92)	5.67	.99	.53
Total from investment operations	(.79)	5.79	1.13	.59
Distributions from net investment income	(.12)	(.13)	(.10)	(.05)
Distributions from net realized gain	(.46)	(.33)	(.05)	–
Total distributions	(.59)D	(.46)	(.15)	(.05)
Net asset value, end of period	$15.47	$16.85	$11.52	$10.54
Total ReturnE,F	(5.34)%	51.21%	10.77%	5.97%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.01%	.01%	.01%	.05%I
Expenses net of fee waivers, if any	- %J	- %J	.01%	.01%I
Expenses net of all reductions	- %J	- %J	.01%	.01%I
Net investment income (loss)	.73%	.85%	1.24%	.85%I
Supplemental Data
Net assets, end of period (000 omitted)	$643,492	$546,009	$297,828	$263,824
Portfolio turnover rateK	40%	40%	45%	21%I

 A For the period August 17, 2018 (commencement of operations) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2022

1. Organization.

Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$168,709,146
Gross unrealized depreciation	(43,100,592)
Net unrealized appreciation (depreciation)	$125,608,554
Tax Cost	$523,721,941

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,204,653
Undistributed long-term capital gain	$1,029,568
Net unrealized appreciation (depreciation) on securities and other investments	$125,608,554

The tax character of distributions paid was as follows:

	April 30, 2022	April 30,2021
Ordinary Income	$9,665,986	$ 8,687,561
Long-term Capital Gains	10,485,932	3,181,233
Total	$20,151,918	$ 11,868,794

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contract. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	390,436,068	255,179,117

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Growth Index Fund	Borrower	$17,564,857.46%		$3,135

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Growth Index Fund	$1,624	$4,083	$23,926

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $20,586.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Large Cap Growth Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from August 17, 2018 (commencement of operations) to April 30, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 17, 2018 (commencement of operations) to April 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 10, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, of the Trustees oversees 300 funds. Mr. Chiel oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Series Large Cap Growth Index Fund	- %C
Actual		$1,000.00	$821.60	$-D
Hypothetical-E		$1,000.00	$1,024.79	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005 per share

 E 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2022, $10,992,128, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 55% and 37% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 57% and 38% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2% and 3% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CGI-ANN-0622
1.9891255.103

Item 2.

Code of Ethics

As of the end of the period, April 30, 2022, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund, Fidelity Large Cap Value Index Fund, and Fidelity Series Large Cap Growth Index Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$39,700	$-	$7,100	$900
Fidelity Flex Small Cap Index Fund	$49,600	$-	$6,900	$1,100
Fidelity Large Cap Growth Index Fund	$38,800	$-	$7,100	$900
Fidelity Large Cap Value Index Fund	$38,800	$-	$7,100	$900
Fidelity Series Large Cap Growth Index Fund	$38,800	$-	$7,800	$900

April 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$38,700	$-	$6,900	$1,000
Fidelity Flex Small Cap Index Fund	$48,200	$-	$6,700	$1,200
Fidelity Large Cap Growth Index Fund	$37,700	$-	$6,900	$900
Fidelity Large Cap Value Index Fund	$37,700	$-	$7,100	$900
Fidelity Series Large Cap Growth Index Fund	$37,800	$-	$7,400	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2022A	April 30, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	April 30, 2022A	April 30, 2021A
Deloitte Entities	$498,300	$561,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 21, 2022